                                                              File No.333-40636
                                                                       811-4320

                       SECURITIES AND EXCHANGE COMMISSION


                     Washington, D.C. 20549


                       Post-Effective Amendment No. 5 to


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

Exact name of trust:              OHIO NATIONAL VARIABLE ACCOUNT R

Name of depositor:                OHIO NATIONAL LIFE ASSURANCE CORPORATION

          Complete address of depositor's principal executive offices:

                                One Financial Way
                                Cincinnati, Ohio 45242

Name and complete address of agent for service:

                                  Ronald L. Benedict, Esq.
                                  Ohio National Life Assurance Corporation
                                  P.O. Box 237
                                  Cincinnati, Ohio  45201

Notice to:                        W. Randolph Thompson, Esq.
                                  Of Counsel
                                  Jones & Blouch L.L.P.
                                  Suite 405 West
                                  1025 Thomas Jefferson Street, N.W.
                                  Washington, D.C.  20007

It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b)
    --

    X  on August 1, 2002 pursuant to paragraph (b)
    --

       60 days after filing pursuant to paragraph (a)(i)
    --

       on (date) pursuant to paragraph (a)(i)
    --
       75 days after filing pursuant to paragraph (a)(ii)
    --

       on (date) pursuant to paragraph (a)(ii) of Rule 485.
    --

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.

Title and amount of securities being registered: LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS (Vari-Vest Survivor). Registrant has heretofore registered an indefinite amount of such flexible premium variable life insurance contracts under the Securities Act of l933 pursuant to Rule 24f-2.

                     NOTICE TO PENNSYLVANIA CONTRACT OWNERS

Contracts issued in the state of Pennsylvania or issued to Pennsylvania residents have different charges and deductions detailed below. In addition, because of the different charges, Pennsylvania contract owners should refer to the following hypothetical illustrations instead of the hypothetical illustrations detailed in Appendix A.

CHARGES AND DEDUCTIONS We make charges against or deductions from premium payments, accumulation values and contract surrenders as follows: (Pennsylvania residents should consult the Pennsylvania Supplement for differing charges)

(a) from premiums we deduct a premium expense charge in proportion to your current premium allocation choices. The premium expense charge includes:

     - a 4.50% deduction from premium payments for 20 years. This charge compensates us for our sales and distribution expenses, including agents' commissions, advertising and printing,

     - a deduction for the state premium tax and any other state and local taxes applicable to your contract. Currently, state premium taxes vary from 0% to 4%;

(b) from accumulation value we deduct surrender charges in the event of full surrender, certain partial surrenders and decreases in stated amount. Surrender charges vary based on your ages, sexes, underwriting classifications and the length of time you have held your policy. See the specification pages of your policy for more detailed information.

The following table illustrates the maximum surrender charge per $1,000 of stated amount for a male and female insureds at the same age and rating classification. In no event will the surrender charge be more than $60 per $1,000 of stated amount.

AGE AND SEX                                                 SUPER PREFERRED    SMOKER
-----------                                                 ---------------    ------
Male 35; Female 35                                              $15.13         $16.45
Male 45; Female 45                                               19.19          21.47
Male 55; Female 55                                               26.78          30.50
Male 65; Female 65                                               41.67          47.43
Male 75; Female 75                                               56.74          56.38

HYPOTHETICAL ILLUSTRATIONS

The following pages are hypothetical illustrations for Pennsylvania contracts only.

FORM 5741

                    ILLUSTRATIONS OF CASH SURRENDER VALUES,
                    DEATH BENEFITS AND ACCUMULATED PREMIUMS.

The following tables help to show how contract values change with investment performance. The tables illustrate how the death benefit of a contract of an insured of a given age and the cash surrender value (reflecting the deduction of sales load) would vary over time if the return on the assets held in the Funds was a constant, gross, after-tax, annual rate of 0%, 6% or 12%. Because of compounding, the death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%, or 12%, but fluctuated over and under those averages throughout the years.


The amounts shown for the death benefit and cash surrender value as of each contract year show that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax returns on Fund assets. This is because certain fees and charges are deducted from the gross return. They are the daily investment management fees incurred by the Funds. Although the actual amounts may vary, the average is 1.03% of the value of the average daily net assets of the Funds to which contract values may be allocated. This average takes into account the waivers and reimbursements detailed in the Charges and Deductions section of this prospectus. These waivers and reimbursements may be terminated in future years. If the waivers and reimbursements are terminated, the average fund expenses may increase as may the underlying cost of the contract. The daily charge to VAR for assuming mortality and expense risks is equivalent to an annual charge of 0.75%. Gross annual rates of return of 0%, 6%, and 12% produce average net annual rates of return for all Funds of approximately -1.78%, 4.22%, and 10.22%.


Each page of illustrations includes two tables. The top table shows the death benefits and cash surrender values assuming we assess current contract charges ("current tables"). Current charges are not guaranteed and may be changed. The lower table shows the death benefits and cash surrender values assuming we assess the maximum contract charges allowable.

The tables assume a premium tax deduction of 2.00% (the charge deducted from your contract will reflect premium taxes in your jurisdiction), that no portion of your net premiums have been allocated to the General Account and that planned premiums are paid on the first day of each contract year. The tables also assume that you have made no transfers, partial surrenders, loans, changes in death benefit option or changes in stated amount. Additionally, the tables assume that there are no optional insurance benefits and the current tables assume that our current cost of insurance charges will not be changed. Finally, the tables reflect the fact that no charges for federal, state or local taxes are made now against VAR. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

Below is a list of the sample illustrations presented on the following pages of this prospectus. Upon request, we will furnish a comparable illustration based on the insureds age, sex, risk class, death benefit plan, stated amount and planned premium.

                               VARI-VEST SURVIVOR

BOTH INSUREDS                                                             BOTH INSUREDS
     AGE        DEATH BENEFIT PLAN   PLANNED PREMIUM   STATED AMOUNT       RISK CLASS        PAGE
-------------   ------------------   ---------------   -------------      -------------      ----
     55               Plan A             12,480         $ 1,000,000    Preferred Nonsmoker   P-3
     55               Plan B             12,480           1,000,000    Preferred Nonsmoker   P-4
     55               Plan A             14,040           1,000,000         Nonsmoker        P-5
     55               Plan B             14,040           1,000,000         Nonsmoker        P-6
     65               Plan A             19,680           1,000,000    Preferred Nonsmoker   P-7
     65               Plan B             19,680           1,000,000    Preferred Nonsmoker   P-8
     65               Plan A             22,440           1,000,000         Nonsmoker        P-9
     65               Plan B             22,440           1,000,000         Nonsmoker        P-10

HYPOTHETICAL HISTORICAL ILLUSTRATIONS

We may produce hypothetical illustrations of the contract (such as those listed above) based upon the actual historical investment performance (total return) of the Funds from the inception of each Fund or one-, five- and ten-year periods. Such illustrations reflect all contract and subsequent charges, including the cost of insurance (specific to the age, sex, stated amount, risk classification and type of death benefit), planned premium, premium tax, risk charge, sales load, administration charge and surrender charge for the contract being illustrated. We will also provide individualized illustrations upon request. Being based upon past performance, neither hypothetical illustrations nor other performance data indicate future performance.

FORM 5741

MALE ISSUE AGE 55 PREFERRED NONSMOKER          INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55 PREFERRED NONSMOKER DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $12,480.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104               0       1,000,000             0        1,000,000             0        1,000,000
2             12,480      26,863               0       1,000,000             0        1,000,000             0        1,000,000
3             12,480      41,310          14,301       1,000,000         9,877        1,000,000         5,788        1,000,000
4             12,480      56,480          30,694       1,000,000        22,997        1,000,000        16,162        1,000,000
5             12,480      72,408          48,560       1,000,000        36,497        1,000,000        26,208        1,000,000
6             12,480      89,132          68,158       1,000,000        50,501        1,000,000        36,035        1,000,000
7             12,480     106,693          89,666       1,000,000        65,027        1,000,000        45,647        1,000,000
8             12,480     125,132         113,266       1,000,000        80,084        1,000,000        55,032        1,000,000
9             12,480     144,492         139,157       1,000,000        95,677        1,000,000        64,178        1,000,000
10            12,480     164,821         167,571       1,000,000       111,822        1,000,000        73,080        1,000,000
15            12,480     282,765         357,154       1,000,000       201,064        1,000,000       113,405        1,000,000
20            12,480     433,296         662,395       1,000,000       305,863        1,000,000       145,615        1,000,000
Age 60        12,480      72,408          48,560       1,000,000        36,497        1,000,000        26,208        1,000,000
Age 65        12,480     164,821         167,571       1,000,000       111,822        1,000,000        73,080        1,000,000
Age 70        12,480     282,765         357,154       1,000,000       201,064        1,000,000       113,405        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104               0       1,000,000             0        1,000,000             0        1,000,000
2             12,480      26,863               0       1,000,000             0        1,000,000             0        1,000,000
3             12,480      41,310          14,301       1,000,000         9,877        1,000,000         5,788        1,000,000
4             12,480      56,480          30,694       1,000,000        22,997        1,000,000        16,162        1,000,000
5             12,480      72,408          48,560       1,000,000        36,497        1,000,000        26,208        1,000,000
6             12,480      89,132          68,003       1,000,000        50,348        1,000,000        35,885        1,000,000
7             12,480     106,693          89,145       1,000,000        64,520        1,000,000        45,156        1,000,000
8             12,480     125,132         112,107       1,000,000        78,971        1,000,000        53,970        1,000,000
9             12,480     144,492         137,011       1,000,000        93,637        1,000,000        62,256        1,000,000
10            12,480     164,821         163,993       1,000,000       108,449        1,000,000        69,937        1,000,000
15            12,480     282,765         335,800       1,000,000       181,229        1,000,000        95,601        1,000,000
20            12,480     433,296         593,202       1,000,000       236,525        1,000,000        83,533        1,000,000
Age 60        12,480      72,408          48,560       1,000,000        36,497        1,000,000        26,208        1,000,000
Age 65        12,480     164,821         163,993       1,000,000       108,449        1,000,000        69,937        1,000,000
Age 70        12,480     282,765         335,800       1,000,000       181,229        1,000,000        95,601        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 55 PREFERRED NONSMOKER          INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55 PREFERRED NONSMOKER DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $12,480.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104              0        1,012,242             0        1,011,560             0        1,010,879
2             12,480      26,863              0        1,025,617             0        1,023,494             0        1,021,454
3             12,480      41,310         14,284        1,040,214         9,861        1,035,791         5,775        1,031,705
4             12,480      56,480         30,649        1,056,129        22,959        1,048,439        16,130        1,041,610
5             12,480      72,408         48,461        1,073,461        36,416        1,061,416        26,141        1,051,141
6             12,480      89,132         67,980        1,092,480        50,360        1,074,860        35,924        1,060,424
7             12,480     106,693         89,376        1,113,356        64,806        1,088,786        45,480        1,069,460
8             12,480     125,132        112,819        1,136,259        79,757        1,103,197        54,795        1,078,235
9             12,480     144,492        138,494        1,161,374        95,212        1,118,092        63,854        1,086,734
10            12,480     164,821        166,613        1,188,903       111,177        1,133,467        72,647        1,094,937
15            12,480     282,765        352,461        1,371,551       198,485        1,217,575       111,974        1,131,064
20            12,480     433,296        644,450        1,659,980       297,895        1,313,425       141,975        1,157,505
Age 60        12,480      72,408         48,461        1,073,461        36,416        1,061,416        26,141        1,051,141
Age 65        12,480     164,821        166,613        1,188,903       111,177        1,133,467        72,647        1,094,937
Age 70        12,480     282,765        352,461        1,371,551       198,485        1,217,575       111,974        1,131,064


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104              0        1,012,242             0        1,011,560             0        1,010,879
2             12,480      26,863              0        1,025,617             0        1,023,494             0        1,021,454
3             12,480      41,310         14,284        1,040,214         9,861        1,035,791         5,775        1,031,705
4             12,480      56,480         30,649        1,056,129        22,959        1,048,439        16,130        1,041,610
5             12,480      72,408         48,461        1,073,461        36,416        1,061,416        26,141        1,051,141
6             12,480      89,132         67,810        1,092,310        50,195        1,074,695        35,764        1,060,264
7             12,480     106,693         88,796        1,112,776        64,254        1,088,234        44,955        1,068,935
8             12,480     125,132        111,510        1,134,950        78,532        1,101,972        53,650        1,077,090
9             12,480     144,492        136,027        1,158,907        92,942        1,115,822        61,767        1,084,647
10            12,480     164,821        162,422        1,184,712       107,383        1,129,673        69,214        1,091,504
15            12,480     282,765        324,228        1,343,318       174,868        1,193,958        92,078        1,111,168
20            12,480     433,296        532,642        1,548,172       210,745        1,226,275        72,584        1,088,114
Age 60        12,480      72,408         48,461        1,073,461        36,416        1,061,416        26,141        1,051,141
Age 65        12,480     164,821        162,422        1,184,712       107,383        1,129,673        69,214        1,091,504
Age 70        12,480     282,765        324,228        1,343,318       174,868        1,193,958        92,078        1,111,168


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221          2,642        1,000,000           243        1,000,000             0        1,000,000
3              14,040      46,474         19,636        1,000,000        14,634        1,000,000        10,012        1,000,000
4              14,040      63,540         38,186        1,000,000        29,479        1,000,000        21,746        1,000,000
5              14,040      81,459         58,431        1,000,000        44,778        1,000,000        33,129        1,000,000
6              14,040     100,274         80,502        1,000,000        60,507        1,000,000        44,123        1,000,000
7              14,040     120,029        104,630        1,000,000        76,725        1,000,000        54,773        1,000,000
8              14,040     140,773        131,052        1,000,000        93,475        1,000,000        65,106        1,000,000
9              14,040     162,554        159,982        1,000,000       110,753        1,000,000        75,099        1,000,000
10             14,040     185,423        191,667        1,000,000       128,561        1,000,000        84,734        1,000,000
15             14,040     318,111        402,178        1,000,000       225,619        1,000,000       126,791        1,000,000
20             14,040     487,458        741,357        1,000,000       337,055        1,000,000       156,836        1,000,000
Age 60         14,040      81,459         58,431        1,000,000        44,778        1,000,000        33,129        1,000,000
Age 65         14,040     185,423        191,667        1,000,000       128,561        1,000,000        84,734        1,000,000
Age 70         14,040     318,111        402,178        1,000,000       225,619        1,000,000       126,791        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221          2,642        1,000,000           243        1,000,000             0        1,000,000
3              14,040      46,474         19,636        1,000,000        14,634        1,000,000        10,012        1,000,000
4              14,040      63,540         38,186        1,000,000        29,479        1,000,000        21,746        1,000,000
5              14,040      81,459         58,431        1,000,000        44,778        1,000,000        33,129        1,000,000
6              14,040     100,274         80,502        1,000,000        60,507        1,000,000        44,123        1,000,000
7              14,040     120,029        104,548        1,000,000        76,643        1,000,000        54,692        1,000,000
8              14,040     140,773        130,721        1,000,000        93,147        1,000,000        64,786        1,000,000
9              14,040     162,554        159,180        1,000,000       109,965        1,000,000        74,336        1,000,000
10             14,040     185,423        190,102        1,000,000       127,035        1,000,000        83,270        1,000,000
15             14,040     318,111        389,447        1,000,000       213,112        1,000,000       115,149        1,000,000
20             14,040     487,458        697,061        1,000,000       287,205        1,000,000       109,920        1,000,000
Age 60         14,040      81,459         58,431        1,000,000        44,778        1,000,000        33,129        1,000,000
Age 65         14,040     185,423        190,102        1,000,000       127,035        1,000,000        83,270        1,000,000
Age 70         14,040     318,111        389,447        1,000,000       213,112        1,000,000       115,149        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past of future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040      14,742              0        1,013,849             0        1,013,080             0        1,012,312
2             14,040      30,221          2,636        1,028,996           238        1,026,598             0        1,024,294
3             14,040      46,474         19,617        1,045,547        14,617        1,040,547         9,997        1,035,927
4             14,040      63,540         38,134        1,063,614        29,435        1,054,915        21,709        1,047,189
5             14,040      81,459         58,319        1,083,319        44,686        1,069,686        33,054        1,058,054
6             14,040     100,274         80,283        1,104,783        60,334        1,084,834        43,987        1,068,487
7             14,040     120,029        104,245        1,128,225        76,432        1,100,412        54,551        1,078,531
8             14,040     140,773        130,427        1,153,867        93,017        1,116,457        64,773        1,088,213
9             14,040     162,554        159,015        1,181,895       110,072        1,132,952        74,621        1,097,501
10            14,040     185,423        190,218        1,212,508       127,581        1,149,871        84,072        1,106,362
15            14,040     318,111        394,225        1,413,315       221,238        1,240,328       124,355        1,143,445
20            14,040     487,458        709,395        1,724,925       322,923        1,338,453       150,427        1,165,957
Age 60        14,040      81,459         58,319        1,083,319        44,686        1,069,686        33,054        1,058,054
Age 65        14,040     185,423        190,218        1,212,508       127,581        1,149,871        84,072        1,106,362
Age 70        14,040     318,111        394,225        1,413,315       221,238        1,240,328       124,355        1,143,445


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040      14,742              0        1,013,849             0        1,013,080             0        1,012,312
2             14,040      30,221          2,636        1,028,996           238        1,026,598             0        1,024,294
3             14,040      46,474         19,617        1,045,547        14,617        1,040,547         9,997        1,035,927
4             14,040      63,540         38,134        1,063,614        29,435        1,054,915        21,709        1,047,189
5             14,040      81,459         58,319        1,083,319        44,686        1,069,686        33,054        1,058,054
6             14,040     100,274         80,283        1,104,783        60,334        1,084,834        43,987        1,068,487
7             14,040     120,029        104,152        1,128,132        76,341        1,100,321        54,463        1,078,443
8             14,040     140,773        130,042        1,153,482        92,649        1,116,089        64,422        1,087,862
9             14,040     162,554        158,062        1,180,942       109,175        1,132,055        73,780        1,096,660
10            14,040     185,423        188,317        1,210,607       125,821        1,148,111        82,446        1,104,736
15            14,040     318,111        376,213        1,395,303       205,812        1,224,902       111,087        1,130,177
20            14,040     487,458        627,084        1,642,614       257,073        1,272,603        96,879        1,112,409
Age 60        14,040      81,459         58,319        1,083,319        44,686        1,069,686        33,054        1,058,054
Age 65        14,040     185,423        188,317        1,210,607       125,821        1,148,111        82,446        1,104,736
Age 70        14,040     318,111        376,213        1,395,303       205,812        1,224,902       111,087        1,130,177


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65 PREFERRED NONSMOKER          INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65 PREFERRED NONSMOKER DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $19,680.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2             19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3             19,680      65,143          24,148       1,000,000        17,164        1,000,000        10,712        1,000,000
4             19,680      89,064          50,571       1,000,000        38,426        1,000,000        27,644        1,000,000
5             19,680     114,182          79,423       1,000,000        60,387        1,000,000        44,152        1,000,000
6             19,680     140,555         110,930       1,000,000        83,050        1,000,000        60,215        1,000,000
7             19,680     168,246         145,354       1,000,000       106,429        1,000,000        75,822        1,000,000
8             19,680     197,323         182,968       1,000,000       130,518        1,000,000        90,938        1,000,000
9             19,680     227,853         224,110       1,000,000       155,343        1,000,000       105,561        1,000,000
10            19,680     259,910         269,113       1,000,000       180,886        1,000,000       119,639        1,000,000
15            19,680     445,899         567,056       1,000,000       318,144        1,000,000       179,042        1,000,000
20            19,680     683,275       1,049,762       1,119,838       466,466        1,000,000       208,295        1,000,000
Age 70        19,680     114,182          79,423       1,000,000        60,387        1,000,000        44,152        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2             19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3             19,680      65,143          22,988       1,000,000        16,048        1,000,000         9,640        1,000,000
4             19,680      89,064          47,632       1,000,000        35,637        1,000,000        25,003        1,000,000
5             19,680     114,182          73,636       1,000,000        54,968        1,000,000        39,091        1,000,000
6             19,680     140,555         100,964       1,000,000        73,835        1,000,000        51,717        1,000,000
7             19,680     168,246         129,557       1,000,000        91,982        1,000,000        62,651        1,000,000
8             19,680     197,323         159,268       1,000,000       109,045        1,000,000        71,551        1,000,000
9             19,680     227,853         189,925       1,000,000       124,587        1,000,000        78,014        1,000,000
10            19,680     259,910         221,278       1,000,000       138,046        1,000,000        81,507        1,000,000
15            19,680     445,899         382,306       1,000,000       150,495        1,000,000        32,309        1,000,000
20            19,680     683,275         535,576       1,000,000
Age 70        19,680     114,182          73,636       1,000,000        54,968        1,000,000        39,091        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65 PREFERRED NONSMOKER          INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65 PREFERRED NONSMOKER DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $19,680.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,019,411             0        1,018,333             0        1,017,256
2             19,680      42,361               0       1,040,348             0        1,036,996             0        1,033,775
3             19,680      65,143          24,052       1,063,242        17,079        1,056,269        10,637        1,049,827
4             19,680      89,064          50,367       1,088,267        38,253        1,076,153        27,499        1,065,399
5             19,680     114,182          79,044       1,115,614        60,078        1,096,648        43,902        1,080,472
6             19,680     140,555         110,282       1,145,492        82,541        1,117,751        59,818        1,095,028
7             19,680     168,246         144,307       1,178,127       105,638        1,139,458        75,227        1,109,047
8             19,680     197,323         181,346       1,213,766       129,338        1,161,758        90,085        1,122,505
9             19,680     227,853         221,677       1,252,677       153,642        1,184,642       104,376        1,135,376
10            19,680     259,910         265,559       1,295,149       178,497        1,208,087       118,036        1,147,626
15            19,680     445,899         547,364       1,570,104       307,318        1,330,058       173,032        1,195,772
20            19,680     683,275         957,336       1,974,086       425,313        1,442,063       189,787        1,206,537
Age 70        19,680     114,182          79,044       1,115,614        60,078        1,096,648        43,902        1,080,472


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,019,411             0        1,018,333             0        1,017,256
2             19,680      42,361               0       1,040,096             0        1,036,752             0        1,033,538
3             19,680      65,143          22,824       1,062,014        15,903        1,055,093         9,513        1,048,703
4             19,680      89,064          47,207       1,085,107        35,275        1,073,175        24,697        1,062,597
5             19,680     114,182          72,715       1,109,285        54,214        1,090,784        38,477        1,075,047
6             19,680     140,555          99,188       1,134,398        72,436        1,107,646        50,622        1,085,832
7             19,680     168,246         126,388       1,160,208        89,586        1,123,406        60,849        1,094,669
8             19,680     197,323         153,922       1,186,342       105,166        1,137,586        68,755        1,101,175
9             19,680     227,853         181,275       1,212,275       118,579        1,149,579        73,866        1,104,866
10            19,680     259,910         207,745       1,237,335       129,070        1,158,660        75,591        1,105,181
15            19,680     445,899         295,742       1,318,482       107,914        1,130,654        12,390        1,035,130
20            19,680     683,275         172,843       1,189,593
Age 70        19,680     114,182          72,715       1,109,285        54,214        1,090,784        38,477        1,075,047


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2             22,440      48,302           5,719       1,000,000         1,882        1,000,000             0        1,000,000
3             22,440      74,279          33,035       1,000,000        25,054        1,000,000        17,682        1,000,000
4             22,440     101,555          62,730       1,000,000        48,866        1,000,000        36,562        1,000,000
5             22,440     130,195          95,043       1,000,000        73,335        1,000,000        54,830        1,000,000
6             22,440     160,267         130,218       1,000,000        98,454        1,000,000        72,458        1,000,000
7             22,440     191,842         168,541       1,000,000       124,232        1,000,000        89,431        1,000,000
8             22,440     224,996         210,320       1,000,000       150,659        1,000,000       105,707        1,000,000
9             22,440     259,808         255,930       1,000,000       177,752        1,000,000       121,274        1,000,000
10            22,440     296,360         305,758       1,000,000       205,492        1,000,000       136,073        1,000,000
15            22,440     508,434         635,348       1,000,000       351,359        1,000,000       193,890        1,000,000
20            22,440     779,100       1,176,028       1,252,417       501,262        1,000,000       205,890        1,000,000
Age 70        22,440     130,195          95,043       1,000,000        73,335        1,000,000        54,830        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2             22,440      48,302           5,678       1,000,000         1,842        1,000,000             0        1,000,000
3             22,440      74,279          32,447       1,000,000        24,483        1,000,000        17,128        1,000,000
4             22,440     101,555          60,940       1,000,000        47,150        1,000,000        34,921        1,000,000
5             22,440     130,195          91,219       1,000,000        69,716        1,000,000        51,416        1,000,000
6             22,440     160,267         123,311       1,000,000        91,993        1,000,000        66,438        1,000,000
7             22,440     191,842         157,231       1,000,000       113,755        1,000,000        79,768        1,000,000
8             22,440     224,996         192,933       1,000,000       134,667        1,000,000        91,083        1,000,000
9             22,440     259,808         230,365       1,000,000       154,341        1,000,000        99,999        1,000,000
10            22,440     296,360         269,439       1,000,000       172,274        1,000,000       106,014        1,000,000
15            22,440     508,434         492,920       1,000,000       215,733        1,000,000        71,928        1,000,000
20            22,440     779,100         815,718       1,000,000        76,322        1,000,000
Age 70        22,440     130,195          91,219       1,000,000        69,716        1,000,000        51,416        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,022,255             0        1,021,023             0        1,019,791
2             22,440      48,302           5,669       1,046,119         1,836        1,042,286             0        1,038,603
3             22,440      74,279          32,888       1,072,078        24,925        1,064,115        17,569        1,056,759
4             22,440     101,555          62,406       1,100,306        48,591        1,086,491        36,329        1,074,229
5             22,440     130,195          94,417       1,130,987        72,823        1,109,393        54,415        1,090,985
6             22,440     160,267         129,115       1,164,325        97,587        1,132,797        71,781        1,106,991
7             22,440     191,842         166,719       1,200,539       122,853        1,156,673        88,393        1,122,213
8             22,440     224,996         207,447       1,239,867       148,568        1,180,988       104,193        1,136,613
9             22,440     259,808         251,564       1,282,564       174,698        1,205,698       119,146        1,150,146
10            22,440     296,360         299,314       1,328,904       201,160        1,230,750       133,170        1,162,760
15            22,440     508,434         598,697       1,621,437       331,346        1,354,086       182,881        1,205,621
20            22,440     779,100       1,009,323       2,026,073       426,571        1,443,321       173,461        1,190,211
Age 70        22,440     130,195          94,417       1,130,987        72,823        1,109,393        54,415        1,090,985


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,022,255             0        1,021,023             0        1,019,791
2             22,440      48,302           5,626       1,046,076         1,794        1,042,244             0        1,038,562
3             22,440      74,279          32,259       1,071,449        24,317        1,063,507        16,982        1,056,172
4             22,440     101,555          60,450       1,098,350        46,733        1,084,633        34,568        1,072,468
5             22,440     130,195          90,157       1,126,727        68,846        1,105,416        50,708        1,087,278
6             22,440     160,267         121,257       1,156,467        90,375        1,125,585        65,170        1,100,380
7             22,440     191,842         153,557       1,187,377       110,972        1,144,792        77,673        1,111,493
8             22,440     224,996         186,713       1,219,133       130,145        1,162,565        87,814        1,120,234
9             22,440     259,808         220,263       1,251,263       147,302        1,178,302        95,122        1,126,122
10            22,440     296,360         253,565       1,283,155       161,696        1,191,286        99,005        1,128,595
15            22,440     508,434         387,761       1,410,501       162,688        1,185,428        46,037        1,068,777
20            22,440     779,100         340,159       1,356,909
Age 70        22,440     130,195          90,157       1,126,727        68,846        1,105,416        50,708        1,087,278


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

                                   PROSPECTUS

                               VARI-VEST SURVIVOR
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                        OHIO NATIONAL VARIABLE ACCOUNT R

                               One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (800) 366-6654

This prospectus describes a last survivor flexible premium variable life insurance contract (the "contract") offered through Ohio National Variable Account R ("VAR"), a separate account of ours. We are Ohio National Life Assurance Corporation, a subsidiary of The Ohio National Life Insurance Company ("Ohio National Life").

The contract has a minimum stated amount of $100,000 and a sales charge which is deducted from accumulation value upon surrender, lapse, partial surrender or a decrease in stated amount during the first twenty contract years. Because of the substantial nature of the surrender charge, the contract is not suitable for short term investment purposes. The contract generally will not be issued when both of the insured persons are over 80. We may issue the contract when one insured is over 80, but not over 85.

The contract is "flexible" because, subject to certain restrictions, it permits you to:

- adjust the timing and amount of your premium payments,

- direct net premiums to one or more of the subaccounts of the variable account or to the General Account,

- choose from two death benefit plans, and

- increase or decrease the level of death benefits under such plans.

The contract is "variable" because the value of the contract will change with the performance of the investments selected. The flexible and variable features of the contract give you the opportunity to meet your changing life insurance needs and to adjust to changing economic conditions within the framework of a single insurance policy. For this reason, it may not be to your advantage to purchase a contract as a means of obtaining additional insurance if you already own another flexible premium variable life insurance policy.

The contract provides life insurance coverage to age 100 of the younger insured. You may choose either a level or variable death benefit plan. The level plan provides a fixed benefit (the "stated amount") to be paid on the death of the second insured. The level plan contract operates in a manner similar to a whole life insurance policy, except that its accumulation value varies with investment performance. The variable plan contract provides a death benefit equal to the sum of the stated amount and the contract's accumulation value upon the death of the second insured. Accordingly, the variable plan death benefit generally varies dollar for dollar with the contract's accumulation value. Under either plan, we insure the death benefit against adverse investment performance by guaranteeing that the death benefit will never be less than the contract's stated amount, provided you pay the Minimum Premium.

When you purchase a contract, you will be required to pay an initial premium. You must pay the minimum premium described in your contract to keep the death benefit guarantee in effect.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

ATTENTION PENNSYLVANIA RESIDENTS AND CONTRACTHOLDERS, THIS PROSPECTUS MUST BE ACCOMPANIED BY THE PENNSYLVANIA SUPPLEMENT, WHICH IS A DESCRIPTION OF THE DIFFERENT CHARGES APPLICABLE TO CONTRACTS SOLD OR SOLICITED IN PENNSYLVANIA.


                                 AUGUST 1, 2002


FORM 5741

The contract affords you substantial flexibility with your premium payments. You may adopt a planned premium schedule that indicates the level of your intended payments. The planned premium will fall somewhere between the minimum and maximum permitted by the Code. The exact amount of your planned premium will depend upon your objectives and your estimate of long-term investment performance. You will find the minimum and planned premiums on the specification page of your contract. If you do not pay premiums, at least as great as the minimum premium required to keep the death benefit guarantee in effect, the contract will remain in force only as long as the cash surrender value (less any contract indebtedness) will pay the next monthly deduction for contract charges.

You may allocate your contract values among up to 10 of the investment accounts we offer. Each of the variable subaccounts invests in a corresponding Fund. The available Funds are listed below. The Fund portfolios are described in the accompanying Fund prospectuses. Your contract's accumulation value will reflect the investment performance of the subaccounts you select and is not guaranteed.

Should the need arise, you may obtain access to the cash surrender value of your contract after the first contract year through loans or partial surrenders, without terminating your insurance coverage. In addition, you may surrender your contract at any time and receive its cash surrender value.

                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Funds Management, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           Ohio National Investments, Inc.
  fund)
International Portfolio                        (Federated Global Investment Management
                                               Corp.)
International Small Company Portfolio          (Federated Global Investment Management
                                               Corp.)
Capital Appreciation Portfolio                 (Jennison Associates, LLC)
Discovery Portfolio*                           (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Janus Capital Management LLC)
Core Growth Portfolio                          (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                      (RS Investment Management, Co. LLC)
Capital Growth Portfolio                       (RS Investment Management, Co. LLC)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq 100 Index Portfolio                     Ohio National Investments, Inc.
Bristol Portfolio                              (Suffolk Capital Management, LLC)
Bryton Growth Portfolio                        (Suffolk Capital Management, LLC)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management

JANUS ASPEN SERIES
Growth Portfolio                               Janus Capital Management LLC
International Growth Portfolio                 Janus Capital Management LLC
Worldwide Growth Portfolio                     Janus Capital Management LLC
Balanced Portfolio                             Janus Capital Management LLC


FORM 5741


J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio            Robert Fleming, Inc.
J.P. Morgan Mid Cap Value Portfolio            J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series              Massachusetts Financial Services Company
MFS Mid Cap Growth Series                      Massachusetts Financial Services Company
MFS New Discovery Series                       Massachusetts Financial Services Company
MFS Total Return Series                        Massachusetts Financial Services Company

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.

UBS SERIES TRUST
Tactical Allocation Portfolio                  UBS Global Asset Management

VARIABLE INSURANCE PRODUCTS FUND SOURCE
CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                    Fidelity Management and Research Company
VIP Mid Cap Portfolio                          Fidelity Management and Research Company
VIP Growth Portfolio                           Fidelity Management and Research Company

PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications               Pilgrim Baxter & Associates, Ltd.
  Portfolio

PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                          Pacific Investment Management Co. LLC
Total Return Portfolio                         Pacific Investment Management Co. LLC
Global Bond Portfolio                          Pacific Investment Management Co. LLC

THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio                             Jennison Associates LLC
Jennison 20/20 Focus Portfolio                 Jennison Associates LLC


* Prior to May 1, 2002, the Discovery Portfolio was named the Small Cap
Portfolio.

FORM 5741

                               TABLE OF CONTENTS


Notice to Pennsylvania Contract
  Owners.........................    Supplement
Definitions......................             5
Introduction.....................             7
Assumptions and Scope of
  Prospectus.....................             7
Summary..........................             8
  Ohio National Financial
     Services Group..............             8
  Ohio National Life Assurance
     Corporation.................             8
  The Ohio National Life
     Insurance Company...........             8
  Ohio National Variable Account
     R...........................             8
  The Funds......................             8
  Death Benefits.................             8
  Accumulation Value.............             9
  Premiums.......................             9
  Charges and Deductions.........            10
  Federal Tax Matters............            14
Ohio National Financial Services
  Group..........................            14
  Ohio National Life Assurance
     Corporation.................            14
  The Ohio National Life
     Insurance Company ("Ohio
     National Life").............            14
  Ohio National Variable Account
     R ("VAR")...................            14
  The Funds......................            14
  Mixed and Shared Funding.......            15
Death Benefits...................            15
  Plan A -- Level Benefit........            16
  Plan B -- Variable Benefit.....            17
  Change in Death Benefit Plan...            17
  Death Benefit Guarantee........            18
  Changes in Stated Amount.......            18
Accumulation Value...............            19
  Determination of Variable
     Accumulation Values.........            19
  Accumulation Unit Values.......            20
  Net Investment Factor..........            20
  Loans..........................            20
  Surrender Privileges...........            21
  Maturity.......................            22
Premiums.........................            22
  Purchasing a Contract..........            22
  Payment of Premiums............            23
  Initial Premiums...............            23
  Term Insurance Conversion
     Credit......................            23
  Minimum Premiums...............            23
  Planned Premiums...............            24
  Allocation of Premiums.........            24
  Transfers......................            24
  Electronic Access..............            25
  Lapse..........................            25
  Reinstatement..................            26
  Conversion.....................            26
  Free Look......................            26
Charges And Deductions...........            26
  Premium Expense Charge.........            26
  Ohio National Life Employee
     Discount....................            26
  Monthly Deduction..............            27
  Risk Charge....................            28
  Surrender Charge...............            28
  Service Charges................            28
  Other Charges..................            29
General Provisions...............            31
  Voting Rights..................            31
  Additions, Deletions or
     Substitutions of
     Investments.................            31
  Annual Report..................            31
  Limitation on Right to
     Contest.....................            32
  Misstatements..................            32
  Suicide........................            32
  Beneficiaries..................            32
  Postponement of Payments.......            32
  Assignment.....................            33
  Non-Participating Contract.....            33
The General Account..............            33
  General Description............            33
  Accumulation Value.............            33
  Optional Insurance Benefits....            34
  Settlement Options.............            34
Distribution of The Contract.....            34
Management of The Company........            35
Custodian........................            36
State Regulation of The
  Company........................            36
Federal Tax Matters..............            36
  Contract Proceeds..............            36
  Avoiding Modified Endowment
     Contracts...................            37
  Correction of Modified
     Endowment Contract..........            37
  Right to Charge for Company
     Taxes.......................            37
Employee Benefit Plans...........            38
Legal Proceedings................            38
Legal Matters....................            38
Experts..........................            38
Registration Statement...........            38
Financial Statements.............            39
Ohio National Life Assurance
  Corporation Financial
  Statements.....................            40
Ohio National Variable Account R
  Financial Statements...........            60
Appendix A.......................            95
  Hypothetical Historical
     Illustrations...............            95


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE VARIABLE ASPECTS OF THE CONTRACT DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE FUND PROSPECTUSES OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

FORM 5741

                                  DEFINITIONS

Accumulation Value -- the sum of the contract's values in the subaccounts, the General Account and the loan collateral account.

Age -- either insured's age at his or her nearest birthday.

Attained Age -- either insured's age at the end of the most recent contract year.

Beneficiary -- the beneficiary designated by the contractowners in the application or in the latest notification of change of beneficiary filed with us. If the contractowner is the second insured and if no beneficiary survives the second insured, the second insured's estate will be the beneficiary.

Cash Surrender Value -- the accumulation value less any applicable surrender charges.

Code -- the Internal Revenue Code of 1986, as amended, and all related regulations.

Commission -- the Securities and Exchange Commission.

Contract -- the Vari-Vest Survivor flexible premium variable life insurance contract. The contract may also be called the policy.

Contract Date -- the date as of which insurance coverage and contract charges begin. The contract date is used to determine contract months and years.

Contract Month -- each contract month starts on the same date in each calendar month as the contract date.

Contract Year -- each contract year starts on the same date in each calendar year as the contract date.

Contract Indebtedness -- the total of any unpaid contract loans.

Contractowner(s) -- the person(s) so designated on the specification page of the contract. The contract owner may also be called the policyholder.

Corridor Percentage Test -- a method of determining the minimum death benefit as required by the Code to qualify the contract as a "life insurance contract." The minimum death benefit equals the cash value plus the cash value multiplied by a percentage which varies with age as specified by the Code.

Death Benefit -- the amount payable upon the death of the second insured, before deductions for contract indebtedness and unpaid monthly deductions.

Death Benefit Guarantee -- our guarantee that the contract will never lapse if you have met the minimum premium requirement during the Death Benefit Guarantee period.

First Insured -- the first insured who dies.

General Account -- our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.

Guideline Annual Premium -- the level annual premium that would be payable through the contract maturity date for a specified stated amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the contract. This is the maximum premium permitted under the Code.

Home Office -- our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium -- an amount you must pay to begin contract coverage. It must be at least equal to one monthly minimum premium.

Insured -- a person upon whose life the contract is issued.

Issue Date -- the date we approve your application and issue your contract. The issue date will be the same as the contract date except for backdated contracts, for which the contract date will be prior to the issue date.

Loan Collateral Account -- an account to which accumulation value in an amount equal to a contract loan is transferred pro rata from the subaccounts of VAR and the General Account.

FORM 5741

Loan Value -- the maximum amount that may be borrowed under the contract. The loan value equals the cash surrender value less the cost of insurance charges for the balance of the contract year. The loan value less contract indebtedness equals the amount you may borrow at any time.

Maturity Date -- unless otherwise specified in the contract, the maturity date is the end of the contract year nearest the youngest insured's 100th birthday.

Minimum Premium -- the monthly premium set forth on the contract specification page necessary to maintain the death benefit guarantee. Although the minimum premium is expressed as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums which equal or exceed the sum of the minimum premiums required during the applicable time period.

Monthly Deduction -- the monthly charge against cash value which includes the cost of insurance, an administration charge, a risk charge for the death benefit guarantee and the cost of any optional insurance benefits added by rider.

Net Premiums -- the premiums you pay less the premium expense charge.

Planned Premium -- a schedule indicating the contractowner's planned premium payments under the contract. The schedule is a planning device only and need not be adhered to.

Premium Expense Charge -- an amount deducted from gross premiums consisting of a distribution charge and any state premium tax and other state and local taxes applicable to your contract.

Proceeds -- the amount payable on surrender, maturity or death.

Process Day -- the first day of each contract month. Monthly deductions and any credits are made on this day.

Pronouns -- "our", "us" or "we" means Ohio National Life Assurance Corporation. "You", "your" or "yours" means the insureds. If the insureds are not the contractowners, "you", "your" or "yours" means the contractowner when referring to contract rights, payments and notices.

Receipt -- with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a valuation date prior to 4:00 p.m. Eastern time. If received on a day that is not a valuation date or after 4:00 p.m. Eastern time on a valuation date, it is deemed received on the next valuation date.

Second Insured -- the insured who dies after the first insured.

Settlement Options -- methods of paying the proceeds other than in a lump sum.

Stated Amount -- the minimum death benefit payable under the contract as long as the contract remains in force and which is set forth on the contract specification page.

Subaccount -- a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds or of another mutual fund.

Surrender Charge -- a charge assessed in connection with contract surrenders, lapses and decreases in stated amount, consisting of a charge applicable for 25 years from the contract date with respect to your initial stated amount and from the date of any increase in stated amount with respect to such increase. Surrender charges vary with your ages, sexes, underwriting classification and length of time you have held your policy. See the specification pages of your policy or the discussion under "Surrender Charges" below for more detailed information.

Valuation Date -- each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Valuation Period -- the period between two successive valuation dates which begins at 4:00 p.m. Eastern time on one valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

VAR -- Ohio National Variable Account R.

FORM 5741

                                  INTRODUCTION

As described on the first page of this prospectus, the Vari-Vest Survivor contract is a last survivor flexible premium variable universal life insurance contract which enables you throughout your lifetime to accommodate to your changing insurance needs and to changing economic conditions within the framework of a single insurance policy. The contract provides for death benefits, cash values, loans, a variety of settlement options and other features traditionally associated with life insurance, however, the death benefit is not paid until the death of the second insured.

The contract is similar to traditional life insurance in a number of respects.

     - The insureds receive insurance coverage to age 100 of the youngest insured at least equal to the stated amount as long as the contract has a positive cash surrender value or the death benefit guarantee is in effect.

     - You may surrender the contract at any time and receive its cash surrender value. After the first contract year, you may borrow up to the loan value of the contract.

     - To the extent that you elect to allocate net premiums to the General Account, the investment return on the contract is guaranteed.

The contract also has several significant features which differentiate it from traditional life insurance.

     - Within certain limits, you may adjust the timing and amount of your premium payments to suit your individual circumstances.

     - You direct the allocation of your net premiums and resulting cash values, which will vary with the investment performance of the variable subaccounts you select.

     - Values in the variable subaccounts are neither guaranteed nor limited to an assumed rate of interest.

     - You may elect a variable death benefit plan as an alternative to a level plan, the latter being similar in many respects to a traditional whole life policy.

Under either death benefit plan you may increase or decrease the stated amount of insurance coverage any time after the first contract year.

                      ASSUMPTIONS AND SCOPE OF PROSPECTUS

This prospectus relates principally to VAR and contains only selected information regarding the General Account. For details regarding elements of the contract involving the General Account, see your contract.

Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that:

     - "you", the "contractowner", the "insureds" (including the first insured and the second insured) are the same people,

     - the death benefit guarantee is in effect,

     - the cash surrender value of your contract is sufficient to pay the next monthly deduction,

     - there is no outstanding contract indebtedness,

     - the death benefit is not determined by the corridor percentage test,

     - the contract is not backdated,

     - payments under the contract have not been made in a way that would cause the contract to be treated as a modified endowment contract under federal law.

FORM 5741

                                    SUMMARY

This summary presents selected information in the same order and uses the same headings as the body of the prospectus. See the table of contents to find fuller discussion of each item. See the "Definitions," above, for the meanings of various terms.

OHIO NATIONAL FINANCIAL SERVICES GROUP:

OHIO NATIONAL LIFE ASSURANCE CORPORATION -- We are a stock life insurance company established under the laws of Ohio on June 26, 1979. We are owned by Ohio National Life.


THE OHIO NATIONAL LIFE INSURANCE COMPANY ("Ohio National Life") -- a stock life insurance company organized in 1909 under the laws of Ohio. It currently has assets in excess of $9.9 billion. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. Ohio National Life continues to control us and the Ohio National Fund. While Ohio National Life's experienced personnel and facilities are available to assist in administering our flexible product program, its assets do not back your contract.


OHIO NATIONAL VARIABLE ACCOUNT R ("VAR") -- established by us on May 6, 1985 as a means of offering the types of contract described in this prospectus. Net premiums allocated to VAR are segregated from our other assets and are protected from claims and liabilities arising from our other lines of business. Our General Account assets, however, are available to support benefits under the contract.

There is a separate subaccount within VAR corresponding to each of the Funds listed on pages 2 and 3. The assets of each are invested exclusively in shares of one of the Funds.

THE FUNDS The operations of each Fund, its investment adviser and its investment objectives and policies are described in its prospectus. Net premiums under the contract may be allocated to the subaccounts of the variable account which invest exclusively in Fund shares. Accordingly, the accumulation values you allocate to the subaccounts will vary with the investment performance of the Funds.

The value of each Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, see the accompanying prospectuses. Read the prospectuses carefully before investing.

DEATH BENEFITS You may select one of two death benefit plans -- the level plan (Plan A) or the variable plan (Plan B). With certain limitations, you may also change death benefit plans during the life of the contract. The death benefit under the level plan is the stated amount. The death benefit under the variable plan is the stated amount plus the accumulation value on the date of death of the second insured. Under either plan, we may be required to increase the death benefit to satisfy the corridor percentage test included in the Code's definition of a "life insurance contract." Generally, favorable investment performance is reflected in increased accumulation value under the level plan and in increased insurance coverage under the variable plan. The death benefit will never be less than the stated amount as long as the contract has a positive cash surrender value or the death benefit guarantee is in force. The death benefit will be paid upon the death of the second insured according to your beneficiary's instructions or, at your option, applied in whole or in part under one or more settlement options.

After the first contract year you may increase or decrease your stated amount. You cannot decrease the stated amount below the minimum stated amount shown on the contract specification page. Any increase or decrease in the stated amount must equal at least $5,000 and an increase will require additional evidence of insurability of both insureds. No more than two changes in face amount are allowed in any contract year.

FORM 5741

The contract includes a death benefit guarantee. Under this provision, we guarantee that the death benefit during the death benefit guarantee period will not be less than the stated amount, provided you pay the minimum premium. Accordingly, adverse subaccount investment performance will not cause the contract to lapse as long as the death benefit guarantee is in effect.

ACCUMULATION VALUE The accumulation value of your contract equals the sum of the accumulation values in the General Account, the subaccounts of VAR and the loan collateral account. The General Account accumulation value will reflect the amount and timing of net premiums allocated to the General Account and interest thereon. The accumulation value in the variable subaccounts will reflect deductions for a risk charge, the amount and timing of net premiums allocated to such subaccounts and their investment experience. Such investment experience is not guaranteed. In addition, the subaccount and the General Account accumulation values will be charged pro rata in connection with contract loans, partial surrenders and monthly deductions. The loan collateral account will reflect amounts borrowed against the loan value of the contract.

Loans -- after the first contract year, you may borrow against the loan value of your contract. The loan value is 90% of your cash surrender value minus the cost of insurance for the rest of the year. Loan interest is payable in advance at a rate of 5.0%. This amount is equal to an annual rate of 5.26% if the interest was paid at the end of the year. Any outstanding contract indebtedness will be deducted from proceeds payable at the insured's death or upon maturity or surrender.

Loan amounts and any unpaid interest thereon will be withdrawn pro rata from the variable subaccounts and the General Account. Accumulation value in each subaccount equal to the contract indebtedness so withdrawn will be transferred to the loan collateral account. If loan interest is not paid when due, it becomes loan principal. Accumulation value held in the loan collateral account earns interest daily at an annual rate guaranteed to be at least 4%.

A loan may be repaid in whole or in part at any time while the contract is in force. When a loan repayment is made, accumulation value securing contract indebtedness in the loan collateral account equal to the loan repayment will be allocated first to the General Account until the amount borrowed has been replaced. The balance of the repayment will then be allocated to the General Account and the variable subaccounts using the same percentages as then in effect to allocate net premiums.

Surrender Privileges -- at any time you may surrender your contract in full and receive the proceeds. Your contract also gives you a partial surrender right. At any time after the first year from the issue date, you may withdraw part of your cash surrender value. Such withdrawals will reduce your contract's death benefit and may be subject to a surrender charge.

Withholding Payment After Premium Payment -- We may withhold payment of any increased accumulation value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

PREMIUMS An initial premium is required to purchase a contract. In addition, you must pay a minimum premium to keep the death benefit guarantee in effect. You must have paid, cumulatively, total premiums that equal or exceed the monthly minimum premium indicated on the contract specification page multiplied by the number of contract months the contract has been in effect. If you fail to meet this requirement, the death benefit guarantee is no longer in effect and may generally not be reinstated. The monthly minimum premium indicated on the contract specification page will remain a level amount until you reach the end of the death benefit guarantee period shown on the contract specification page. You choose this period from among the available periods. Currently there are 2 different periods available: 5 years or to maturity. Not all options are available in all states.

FORM 5741

We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the contract, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law. Otherwise, the amount and timing of premium payments is left to your discretion.

To aid you in formulating your insurance plan under the contract, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your minimum premium and less than your guideline annual premium. You do not have to follow the planned premium, as it is only a planning device.

Allocation of Premiums -- you may allocate your net premiums among up to 10 of the variable subaccounts and to the General Account in any combination of whole percentages. You indicate your initial allocation in the contract application. Thereafter, you may transfer accumulation values and reallocate future premiums.

Transfers -- we allow transfers of accumulation values among the subaccounts of VAR and to the General Account at any time. Transfers from the General Account to the subaccounts are subject to certain restrictions.

Lapse -- provided you pay the minimum premiums required to maintain the death benefit guarantee, your contract will not lapse during the death benefit guarantee period. If you fail to pay the minimum premiums, the death benefit guarantee expires. Without the death benefit guarantee, the contract will remain in force as long as the cash surrender value less any outstanding contract indebtedness is sufficient to pay the next monthly deduction. When the cash surrender value will not pay the next monthly deduction, you will have a 61 day grace period in which to increase your cash surrender value by paying additional premiums. If you do not pay sufficient additional premiums during the grace period, the contract will lapse and terminate without value.

Reinstatement -- once a contract has lapsed, you may request reinstatement of the contract any time within five years of the lapse. Satisfactory proof of insurability of both insureds payment of a reinstatement premium are required for reinstatement.

Free Look -- following the initial purchase of your contract or any subsequent increase in the stated amount, you are entitled to a free look period. During the free look period, you may cancel the contract or increase, as applicable, and we will refund all the money you have paid, or the contract value, depending on your state's laws. The free look period expires 20 days from your receipt of the contract or increase.

CHARGES AND DEDUCTIONS We make charges against or deductions from premium payments, accumulation values and contract surrenders as follows:

(a) from premiums we deduct a premium expense charge in proportion to your current premium allocation choices. The premium expense charge includes:

     - a 4.00% deduction from premium payments for 20 years. This charge compensates us for our sales and distribution expenses, including agents' commissions, advertising and printing,

     - a deduction for the state premium tax and any other state and local taxes applicable to your contract. Currently, state premium taxes vary from 0% to 4%;

(b) against the accumulation value we make a monthly deduction, deducted in proportion to the values in your various subaccounts and the General Account, covering:

     - the cost of insurance (which is determined based upon your age, gender, and rate class and maximum charges will not exceed the charges posted in the 1980 Commissioner's Standard Ordinary Mortality Tables),

     - administrative expenses which covers bookkeeping and processing costs ($10),

FORM 5741

     - the risk of providing the death benefit guarantee ($0.00 or $0.03 per thousand of stated amount, depending on the death benefit guarantee period you choose), and the cost of any optional insurance benefit added by rider;

(c) against the assets of the variable subaccounts and in proportion to the values in your various subaccounts, we assess a daily charge equal to an annualized rate of 0.75% of such assets to compensate us for assuming certain mortality and expense risks; and

(d) from accumulation value we deduct surrender charges in the event of full surrender, certain partial surrenders and decreases in stated amount. Surrender charges vary based on your ages, sexes, underwriting classifications and the length of time you have held your policy. See the specification pages of your policy for more detailed information.

The following table illustrates the maximum surrender charge per $1,000 of stated amount for a male and female insureds at the same age and rating classification. In no event will the surrender charge be more than $60 per $1,000 of stated amount.

              MAXIMUM SURRENDER CHARGE PER $1,000 OF STATED AMOUNT

AGE AND SEX                                                   SUPER PREFERRED   SMOKER
-----------                                                   ---------------   ------
Male 35; Female 35..........................................      $18.50        $20.05
Male 45; Female 45..........................................       23.43         25.89
Male 55; Female 55..........................................       31.91         35.72
Male 65; Female 65..........................................       47.58         53.29
Male 75; Female 75..........................................       56.44         56.09

(e) against the assets of each fund, the following management fees and other expenses:

        MAXIMUM SURRENDER CHARGES PER $1,000 OF STATED AMOUNT
        -----------------------------------------------------
                  MALE                       FEMALE
        -------------------------   -------------------------
 AGE     NONSMOKER       SMOKER      NONSMOKER       SMOKER
 ---    ------------   ----------   ------------   ----------
 0-20     $ 15.19       $ 16.73       $ 14.29       $ 15.24
21-30     $ 16.98       $ 19.67       $ 15.29       $ 16.78
31-40     $ 19.37       $ 24.96       $ 17.48       $ 20.07
41-50     $ 24.76       $ 34.23       $ 20.87       $ 24.86
51-60     $ 32.84       $ 47.49       $ 25.36       $ 30.84
61-70     $ 67.84       $ 81.30       $ 48.39       $ 57.27
71-80     $117.90       $132.66       $100.55       $106.53

To these amounts, add $200 per policy and an additional $.04 per $1,000.00 of stated amount for policies with a stated amount in excess of $500,000.

(e) against the assets of each fund, the following management fees and other expenses:


                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
OHIO NATIONAL FUND
  Money Market Portfolio        0.30%          0.00%         0.12%         0.42%          0.04%          0.38%
  Equity Portfolio              0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Bond Portfolio                0.62%          0.00%         0.13%         0.75%          0.00%          0.75%
  Omni Portfolio                0.58%          0.00%         0.18%         0.76%          0.00%          0.76%
  S&P 500 Index Portfolio       0.37%          0.00%         0.15%         0.52%          0.00%          0.52%
  International Portfolio       0.88%          0.00%         0.37%         1.25%          0.05%          1.20%


FORM 5741

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
  International Small
     Company Portfolio          0.98%          0.00%         0.81%         1.79%          0.00%          1.79%
  Capital Appreciation
     Portfolio                  0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Discovery Portfolio***        0.79%          0.00%         0.17%         0.96%          0.00%          0.96%
  Social Awareness
     Portfolio                  0.59%          0.00%         0.72%         1.31%          0.00%          1.31%
  Aggressive Growth
     Portfolio                  0.78%          0.00%         0.26%         1.04%          0.00%          1.04%
  Growth & Income Portfolio     0.85%          0.00%         0.15%         1.00%          0.00%          1.00%
  Capital Growth Portfolio      0.89%          0.00%         0.17%         1.06%          0.00%          1.06%
  High Income Bond
     Portfolio                  0.75%          0.00%         0.40%         1.15%          0.00%          1.15%
  Equity Income Portfolio       0.75%          0.00%         0.28%         1.03%          0.00%          1.03%
  Blue Chip Portfolio           0.90%          0.00%         0.30%         1.20%          0.00%          1.20%
  Core Growth Portfolio         0.90%          0.00%         0.28%         1.18%          0.00%          1.18%
  Nasdaq 100 Index
     Portfolio                  0.75%          0.00%         0.30%         1.05%          0.30%          0.75%
  Bristol Portfolio             0.80%          0.00%         0.40%**       1.20%**        0.00%          1.20%**
  Bryton Growth Portfolio       0.85%          0.00%         0.45%**       1.30%**        0.00%          1.30%**
GOLDMAN SACHS
  Goldman Sachs Growth and
     Income Fund                0.75%          0.00%         0.42%         1.17%          0.17%          1.00%
  Goldman Sachs CORE U.S.
     Equity Fund                0.70%          0.00%         0.12%         0.82%          0.01%          0.81%
  Goldman Sachs Capital
     Growth Fund                0.75%          0.00%         0.94%         1.69%          0.69%          1.00%
J.P. MORGAN SERIES TRUST II
  J.P. Morgan Mid Cap Value
     Portfolio                  0.70%          0.00%         9.92%        10.62%          9.62%          1.00%
  J.P. Morgan Small Company
     Portfolio                  0.60%          0.00%         0.55%         1.15%          0.00%          1.15%
JANUS ASPEN SERIES
  Growth Portfolio              0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
  International Growth
     Portfolio                  0.65%          0.25%         0.06%         0.96%          0.00%          0.96%
  Worldwide Growth
     Portfolio                  0.65%          0.25%         0.04%         0.94%          0.00%          0.94%
  Balanced Portfolio            0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
LAZARD RETIREMENT SERIES,
  INC.
  Small Cap Portfolio           0.75%          0.25%         0.67%         1.67%          0.42%          1.25%
  Emerging Market Portfolio     1.00%          0.25%         2.96%         4.21%          2.61%          1.60%
MFS VARIABLE INSURANCE
  TRUST (SERVICE CLASS)
  MFS Investors Growth
     Stock Series               0.75%          0.25%         0.17%         1.17%          0.00%          1.17%
  MFS Mid Cap Growth Series     0.75%          0.25%         0.20%         1.20%          0.05%          1.15%
  MFS New Discovery Series      0.90%          0.25%         0.19%         1.34%          0.03%          1.31%
  MFS Total Return Series       0.75%          0.25%         0.14%         1.14%          0.00%          1.14%
PBHG INSURANCE SERIES FUND,
  INC.
  PBHG Technology &
     Telecommunications
     Portfolio                  0.85%          0.00%         0.20%         1.05%          0.00%          1.05%


FORM 5741

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
PIMCO VARIABLE INSURANCE
  TRUST
  Real Return Portfolio         0.25%          0.15%         0.27%         0.67%          0.01%          0.66%
  Total Return Portfolio        0.25%          0.15%         0.26%         0.66%          0.01%          0.65%
  Global Bond Portfolio         0.25%          0.15%         0.78%         1.18%          0.28%          0.90%
THE PRUDENTIAL SERIES FUND,
  INC.
  Jennison Portfolio            0.60%          0.25%         0.19%         1.04%          0.00%          1.04%
  Jennison 20/20 Portfolio      0.75%          0.25%         0.33%         1.33%          0.00%          1.33%
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Mid Cap Growth
     Fund II                    0.75%          0.00%         0.65%         1.40%          0.20%          1.20%
  Strong Opportunity Fund
     II                         0.75%          0.00%         0.65%         1.40%          0.30%          1.10%
UBS SERIES TRUST
  Tactical Allocation
     Portfolio                  0.50%          0.25%         0.17%         0.92%          0.00%          0.92%
VARIABLE INSURANCE PRODUCTS
  FUND SOURCE CLASS 2
  (FIDELITY)
  VIP Contrafund(R)
     Portfolio                  0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Mid Cap Portfolio         0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Growth Portfolio          0.58%          0.25%         0.10%         0.93%          0.00%          0.93%



  * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The waivers and reductions are voluntary and may be terminated at any time. If such waivers and/or reductions are terminated, the cost of your contract may increase.


 ** The inception date of these portfolios is May 1, 2002. Therefore, the Other Expenses, Total Fund Expenses without waivers and Total Fund Expenses with waivers are estimated.

*** Prior to May 1, 2002 the Discovery Portfolio was called the Small Cap Portfolio.

In addition to the foregoing charges and deductions, we assess the following three service charges:

     - for partial surrenders the lesser of $25 or 2% of the amount surrendered,

     - up to $15 (currently the charge is $3 and is waived on the first four transfers during any contract year) for transfers of accumulation value among the subaccounts and the General Account and,

     - up to $100 (currently no charge is being made) for any special illustration of contract benefits that you may request.

Currently we impose lesser charges for transfers and illustrations, but we only guarantee that such charges will never exceed the amounts stated above. We also reserve the right to assess the assets of each subaccount for any taxes payable by us on account of such assets. Certain expenses and an investment advisory fee will be assessed against Fund assets, as described in the Fund prospectuses.

FORM 5741

FEDERAL TAX MATTERS All death benefits paid under the contract will generally be excludable from the beneficiary's gross income for federal income tax purposes. Under current federal tax law, as long as the contract qualifies as a "life insurance contract", any increases in accumulation value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance. Partial withdrawals and surrenders, however, may result in the taxation of the portion of such withdrawals or surrenders drawn from the increase in accumulation value resulting from favorable investment performance. If payments are made in excess of a rate that would pay up a contract after seven level annual payments, there may be taxation of, including a penalty tax on, portions of the proceeds of loans, withdrawals or surrenders.

                     OHIO NATIONAL FINANCIAL SERVICES GROUP

OHIO NATIONAL LIFE ASSURANCE CORPORATION

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.

THE OHIO NATIONAL LIFE INSURANCE COMPANY ("OHIO NATIONAL LIFE")


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $9.9 billion and equity in excess of $783 million. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your contract.


OHIO NATIONAL VARIABLE ACCOUNT R ("VAR")

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law, VAR's assets are held exclusively for the benefit of contractowners and persons entitled to payments under the contract. VAR's assets are not chargeable with liabilities arising out of our other business.

We keep VAR's assets physically segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR's subaccounts.

VAR has subaccounts corresponding to each of the Funds listed on pages 2 and 3. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

FORM 5741

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as described in the Fund prospectuses. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAR. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAR, certain Fund shares are offered to Ohio National Life's separate accounts for variable annuity contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAR's participation in a Fund. Material conflicts could result from such things as:

     - changes in state insurance law;

     - changes in federal income tax law;

     - changes in the investment management of any portfolio of one of the Funds, or

     - differences between voting instructions given by different types of contractowners.

                                 DEATH BENEFITS

As long as the contract remains in force we will, upon receipt of due proof of the death of both insureds, pay the contract proceeds to the beneficiary. The contract does not pay a death benefit upon the death of the first insured. The amount of the death benefit payable will be determined as of the date of death of the second insured, or on the next following valuation date if the date of death is not a valuation date. Unless a settlement option is elected, the proceeds will be paid according to your beneficiary's selection from the settlement options listed in the contract. We offer both beneficiaries and contractowners a wide variety of settlement options listed in the contract.

The contract provides for two death benefit plans: a level plan ("Plan A") and a variable plan ("Plan B"). Generally, you designate the death benefit plan in your contract application. Subject to certain restrictions, you may change the death benefit plan from time to time. As long as the contract remains in force, the death benefit under either plan will never be less than the stated amount of the contract.

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PLAN A -- LEVEL BENEFIT

The death benefit is the greater of:

     - the contract's stated amount on the date of the death of the second insured or

     - the death benefit determined by the corridor percentage test.

The death benefit determined by the corridor percentage test equals the accumulation value of the contract on the date of death of the second insured plus such accumulation value multiplied by the corridor percentage. The corridor percentage varies with attained age of the younger insured, as indicated in the following table:

               CORRIDOR    ATTAINED    CORRIDOR    ATTAINED    CORRIDOR                    CORRIDOR
ATTAINED AGE  PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE   ATTAINED AGE   PERCENTAGE
------------  ----------   --------   ----------   --------   ----------   ------------   ----------
40 & below       150%       52          71  %        64         22  %          91           4  %
    41           143        53          64           65         20             92           3  %
    42           136        54          57           66         19             93           2  %
    43           129        55          50           67         18             94           1  %
    44           122        56          46           68         17         95 & above       0  %
    45           115        57          42           69         16
    46           109        58          38           70         15
    47           103        59          34           71         13
    48            97        60          30           72         11
    49            91        61          28           73         9
    50            85        62          26           74         7
    51            78        63          24         75-90        5

Illustration of Plan A. Assume that the younger insured's attained age at time of the second insured's death is 40 and that the stated amount of the contract is $100,000.

Under these circumstances, any time the accumulation value of the contract is less than $40,000, the death benefit will be the stated amount. However, any time the accumulation value exceeds $40,000, the death benefit will be greater than the contract's $100,000 stated amount due to the corridor percentage test. This is because the death benefit for the second insured who dies at the younger insured's age 40 must be at least equal to the accumulation value plus 150% of the accumulation value. Consequently, each additional dollar added to accumulation value above $40,000 will increase the death benefit by $2.50. Similarly, to the extent accumulation value exceeds $40,000, each dollar taken out of accumulation value will reduce the death benefit by $2.50. If, for example, the accumulation value is reduced from $48,000 to $40,000, the death benefit will be reduced from $120,000 to $100,000. However, further reductions in the accumulation value below the $40,000 level will not affect the death benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the death benefit.

In the foregoing example, the breakpoint of $40,000 of accumulation value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000 stated amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your contract, you may make the corresponding determination by dividing your stated amount by 100% plus the corridor percentage for the younger insured's age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your accumulation value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount.

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

PLAN B -- VARIABLE BENEFIT

The death benefit is equal to the greater of:

     - the stated amount plus the accumulation value on the date of death of the second insured or

     - the death benefit determined by the corridor percentage as described above and using the foregoing table of corridor percentages.

Illustration of Plan B. Again assume that the younger insured's attained age at the time of the second insured's death is 40 and that the stated amount of the contract is $100,000.

Under these circumstances, a contract with accumulation value of $20,000 will have a death benefit of $120,000 ($100,000 + $20,000). An accumulation value of $60,000 will yield a death benefit of $160,000 ($100,000 + $60,000). The death benefit under this illustration, however, must be at least equal to the accumulation value plus 150% of the contract's accumulation value. As a result, if the accumulation value of the contract exceeds $66,667, the death benefit will be greater than the stated amount plus accumulation value. Each additional dollar of accumulation value above $66,667 will increase the death benefit by $2.50. Under this illustration, a contract with an accumulation value of $80,000 will provide a death benefit of $200,000 ($80,000 + (150% (LOGO) $80,000)).
Similarly, to the extent that accumulation value exceeds $66,667, each dollar taken out of accumulation value reduces the death benefit by $2.50. If, for example, the accumulation value is reduced from $80,000 to $68,000, the death benefit will be reduced from $200,000 to $170,000.

In the foregoing example, the breakpoint of $66,667 of accumulation value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000 stated amount by 150% (the corridor percentage at age 40, as shown in the table above). For your contract, you may make the corresponding determination by dividing your stated amount by the corridor percentage for the younger insured's age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your accumulation value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount plus your accumulation value.

CHANGE IN DEATH BENEFIT PLAN

Generally, after the first contract year, you may change your death benefit plan on any process day by sending us a written request. Changing death benefit plans from Plan B to Plan A will not require evidence of insurability. Changing death benefit plans from Plan A to Plan B may require evidence of insurability. The effective date of any such change will be the process day on or following the date of receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher accumulation value, you should elect the Plan A death benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Plan B death benefit.

If you change your death benefit plan from Plan B to Plan A, your stated amount will be increased by the amount of your accumulation value to equal the death benefit which would have been payable under Plan B on the effective date of the change. For example, a Plan B contract with a $100,000 stated amount and $20,000 accumulation value ($120,000 death benefit) would be converted to a Plan A contract with $120,000 stated amount. Again, the death benefit would remain the same on the effective date of the change.

A change in the death benefit option will not alter the amount of the accumulation value or the death benefit payable under the contract on the effective date of the change. However, switching between the variable and the level plans will alter your insurance program with consequent effects on the level of your future death benefits, accumulation values and premiums. For a given stated amount, the death benefit will be greater under Plan B

FORM 5741
than under Plan A, but the monthly deduction will be greater under Plan B than under Plan A. Furthermore, assuming your accumulation value continues to increase, your future cost of insurance charges will be higher after a change from Plan A to Plan B and lower after a change from Plan B to Plan A. If your accumulation value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your death benefit under Plan
A. Under Plan B, however, increased cost of insurance charges will reduce the future accumulation value and death benefit to less than they otherwise would be.

DEATH BENEFIT GUARANTEE

We guarantee that the contract will not lapse during the death benefit guarantee period provided you pay the minimum premium. (See "Premiums -- Minimum Premiums.") Accordingly, as long as the death benefit guarantee is in effect, the contract will not lapse even if, because of adverse investment performance, the cash surrender value falls below the amount needed to pay the next monthly deduction. A charge per $1,000 of stated amount will be made for each month the death benefit guarantee is in effect. The charge is $0.00 if you choose a 5 year guarantee or $0.03 if you choose the guarantee to maturity. (Only the 5 year guarantee is available in Massachusetts and Texas.)

If on any process day the minimum premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the death benefit guarantee will no longer be in effect. Generally, the death benefit guarantee may not be reinstated once it has been lost. However, we may at our discretion permit you to reinstate the death benefit guarantee if you:

     - double your stated amount or

     - increase your stated amount by $100,000 or more.

A new minimum premium will be required to maintain the reinstated death benefit guarantee.

CHANGES IN STATED AMOUNT

Subject to certain limitations, you may at any time after the first contract year increase or decrease your stated amount by sending us a written request. We may limit you to two such changes in each contract year. Any change must be of at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in stated amount will affect the monthly insurance charges and surrender charges.

Increases. An increase is treated in a similar manner to the purchase of a new contract. To obtain an increase, you must both be alive and must submit a supplemental application to us with satisfactory proof of insurability of both insureds. Depending on your accumulation value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase.

After an increase, a portion of premium payments will be allocated to such increase. The amount so allocated will bear the same relationship to total premium payments as the guideline annual premium for such increase bears to the guideline annual premium for your initial stated amount plus the guideline annual premiums for all increases.

Only the increase in stated amount will be subject to the additional surrender charge.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your contract.

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

Decreases. You may decrease your stated amount after the first year from the issue date or the date of any increase, subject to the following limitations:

     - The stated amount after any requested decrease may not be less than the minimum stated amount of $100,000.

     - We will not permit a decrease in stated amount if the contract's cash value is such that reducing the stated amount would cause the death benefit after the decrease to be determined by the corridor percentage test.

     - We will not permit a decrease in stated amount if the decrease would disqualify the contract as life insurance under the Code.

If you decrease your stated amount, we will deduct any applicable surrender charge from your accumulation value. For purposes of calculating the amount of that surrender charge and the cost of insurance charge on your remaining coverage, a decrease in stated amount will reduce your existing stated amount in the following order:

     - the stated amount provided by your most recent increase,

     - your next most recent increases successively, and

     - your initial stated amount.

                               ACCUMULATION VALUE

Your contract provides certain accumulation value benefits. Subject to certain limitations, you may obtain access to the accumulation value of your contract. You may borrow against your contract's loan value and you may surrender your contract in whole or in part.

The accumulation value of your contract is the sum of the accumulation values in the subaccounts, the General Account and the loan collateral account. The following discussion relates only to the variable subaccounts of VAR. The General Account and the loan collateral account are discussed elsewhere in this prospectus.

DETERMINATION OF VARIABLE ACCUMULATION VALUES

Your accumulation value in VAR may increase or decrease depending on the investment performance of the subaccounts you choose. There is no guaranteed minimum accumulation value in VAR.

The accumulation value of your contract will be calculated initially on the later of the issue date or when we first receive a premium payment. After that, it is calculated on each valuation date. On the initial valuation date, your accumulation value will equal the initial premium paid minus the premium expense charge and the first monthly deduction. On each subsequent valuation date, your accumulation value will be (1) plus any transactions referred to in (2), (3) and
(4) and minus any transactions referred to in (5), (6) and (7) which occur during the current valuation period, where:

     (1) is the sum of each subaccount's accumulation value as of the previous valuation date multiplied by each subaccount's net investment factor for the current valuation period;

     (2) is net premiums allocated to VAR;

     (3) is transfers from the loan collateral account as a result of loan repayments and reallocations of accumulation value from the General Account;

     (4) is interest on contract indebtedness credited to the variable subaccounts;

     (5) is transfers to the loan collateral account in connection with contract loans and reallocations of accumulation value to the General Account;

     (6) is any partial surrender made (and any surrender charge imposed); and

FORM 5741

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

     (7) is the monthly deduction.

ACCUMULATION UNIT VALUES

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate net premiums to a subaccount, we credit your contract with accumulation units. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and monthly deductions, affect the number of accumulation units credited to your contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected subaccount. We determine the unit value of each subaccount on each valuation date. The number of units so credited or debited will be based on the unit value on the valuation date on which the premium payment or transaction request is received by us at our home office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each subaccount's units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each subaccount's unit initially was $10. The unit value of a subaccount on any valuation date is calculated by multiplying the subaccount unit value on the previous valuation date by its net investment factor for the current valuation period.

NET INVESTMENT FACTOR

We use a net investment factor to measure investment performance of each subaccount and to determine changes in unit value from one valuation period to the next. The net investment factor for a valuation period is (a) divided by (b) minus (c) where:

     (a) is (i) the value of the assets of the subaccount at the end of the preceding valuation period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the subaccount during the valuation period for which the net investment factor is being determined, minus, (iii) any amount charged against the subaccount for taxes or any amount set aside during the valuation period by us to provide for taxes we determine are attributable to the operation or maintenance of that subaccount (currently there are no such taxes);

     (b) is the value of the assets of the subaccount at the end of the preceding valuation period; and

     (c) is a charge no greater than 0.0020626% on a daily basis. This corresponds to 0.75% on an annual basis for mortality and expense risks.

LOANS

After the first contract year, you may borrow up to the loan value of your contract. The loan value is the cash surrender value less the cost of insurance charges on your contract to the end of the current contract year. The loan value will never be less than 90% of the cash surrender value. We will generally distribute the loan proceeds to you within seven days from receipt of your request for the loan at our home office, although payment of the proceeds may be postponed under certain circumstances. (See "General Provisions -- Postponement of Payments".) In some circumstances, loans may involve tax liability. (See "Federal Tax Matters".)

When a loan is made, accumulation value in an amount equal to the loan will be taken from the General Account and each subaccount in proportion to your accumulation value in the General Account and each subaccount. This value is then held in the loan collateral account and earns interest at an effective rate guaranteed to be at least 4% per year. Such interest is credited to the subaccounts and the General Account in accordance with the premium allocation then in effect.

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

We charge you interest on loans you take from your contract values. The rate we deduct from your loan proceeds is 7.4%. This amount is equivalent to an annual rate of 8% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the contract year. At the beginning of each subsequent contract year, if you fail to pay the interest in cash, we will transfer sufficient accumulation value from the General Account and each subaccount to pay the interest for the following contract year. The allocation will be in proportion to your accumulation value in each subaccount.

You may repay a loan at any time, in whole or in part, before we pay the contract proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any planned premiums when there is a loan outstanding will be first applied to reduce or repay such loan, unless you request otherwise. Upon repayment of a loan, the loan collateral account will be reduced by the amount of the repayment and the repayment will be allocated first to the General Account, until the amount borrowed from the General Account has been repaid. Unless we are instructed otherwise, the balance of the repayment will then be applied to the subaccounts and the General Account according to the premium allocation then in effect.

Any outstanding contract indebtedness will be subtracted from the proceeds payable at the second insured's death and from cash surrender value upon complete surrender or maturity.

A loan, whether or not repaid, will have a permanent effect on a contract's cash surrender value (and the death benefit under Plan B contracts) because the investment results of the subaccounts will apply only to the amount remaining in the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, contract values will be higher than they would have been had no loan been made.

Certain policy loans may result in currently taxable income and tax penalties. If you are considering the use of policy loans as retirement income, you should consult your personal tax adviser regarding potential tax consequences that may arise if you do not make necessary payments to keep the policy from lapsing. The amount of the premium payments necessary to keep the policy from lapsing will increase with your age.

SURRENDER PRIVILEGES

As an alternative to obtaining access to your accumulation value by using the loan provisions described above, you may obtain your cash surrender value by exercising your surrender or partial surrender privileges. Surrenders, however, may involve tax liability.

You may surrender your contract in full at any time by sending a written request together with the contract to our home office. The cash surrender value of the contract equals the accumulation value less any applicable surrender charges. Upon surrender, the amount of any outstanding loans will be deducted from the cash surrender value to determine the proceeds. The proceeds will be determined on the valuation date on which the request for a surrender is received. Proceeds will generally be paid within seven days of receipt of a request for surrender.

After the first year after the issue date, you may obtain a portion of your accumulation value upon partial surrender of the contract. Partial surrenders cannot be made more than twice during any contract year. The amount of any partial surrender may not exceed the cash surrender value, minus:

     - any outstanding contract indebtedness,

     - an amount sufficient to cover the next two monthly deductions and

     - the service charge of $25 or 2% of the amount surrendered, if less.

FORM 5741

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

We will reduce the accumulation value of your contract by the amount of any partial surrender. In doing so, we will deduct the accumulation value taken by a partial surrender from each increase and your initial stated amount in proportion to the amount such increases and initial stated amount bear to the total stated amount.

Under Plan A, a partial surrender reduces your stated amount. Such a surrender will result in a dollar for dollar reduction in the death proceeds except when the death proceeds of your contract are determined by the corridor percentage test. The stated amount remaining after a partial surrender may be no less than the minimum stated amount of $100,000. If increases in stated amount have occurred previously, a partial surrender will first reduce the stated amount of the most recent increase, then the next most recent increases successively, then the initial stated amount.

Under Plan B, a partial surrender reduces your accumulation value. Such a reduction will result in a dollar for dollar reduction in the death proceeds except when the death proceeds are determined by the corridor percentage test. Because the Plan B death benefit is the sum of the accumulation value and stated amount, a partial surrender under Plan B does not reduce your stated amount but instead reduces accumulation value.

If the proceeds payable under either death benefit option both before and after the partial surrender are determined by the corridor percentage test, a partial surrender generally will result in a reduction in proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 25 contract years and for 25 years after the effective date of an increase, a partial surrender charge in addition to the service charge of the lesser of $25 or 2% of the amount surrendered will be made on the amount of partial surrenders in any contract year that exceeds 10% of the cash surrender value as of the end of the previous contract year.

MATURITY

We will pay you your accumulation value, reduced by any outstanding contract indebtedness, on the maturity date. The maturity date is listed on the specification page and is generally the end of the contract year nearest the 100th birthday of the youngest insured. If we consent, you may instead continue your contract as an extended endowment after the maturity date. In such case, the death benefit after the maturity date will equal your contract's cash surrender value.

                                    PREMIUMS

PURCHASING A CONTRACT

To purchase a contract, you must complete an application and submit it to us at our home office through the agent selling the contract. Generally, we will not issue a contract to a person older than age 80, but we may do so at our sole discretion. Typically if one (but not both) of the insureds is over 80, but not over 85, we will issue the contract, based on insurability. Non-smoker rates are available if you are age 18 or over. We will only issue contracts with stated amounts of $100,000 or more. All applications require evidence of insurability. Acceptance of any application is subject to our insurance underwriting rules. The review period for routine applications will generally last one week. Approval of applications that require supplemental medical information, however, may be delayed six weeks or more while such information is obtained and reviewed.

You must pay an initial premium in order for your contract to take effect. The contract takes effect as of the contract date. However, if you pay the initial premium at the time you submit your application, we will, pursuant to the Limited Temporary Life Insurance Agreement contained in such application, provide you with insurance coverage equal to your stated amount (up to $1,000,000) for a period of up to 60 days, starting on the later of the date of your application and the date you complete any required medical examination and ending on the date we approve or reject your application. We do not pay interest on initial premiums during the review period.

FORM 5741

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

The contract date will be the same as the issue date, except in the case of a backdated contract where the contract date will be earlier than the issue date. At your request, we will backdate a contract as much as six months where permitted by state law. This procedure may be to your advantage where backdating will lower your age at issue and thereby lower your cost of insurance and surrender charges which are scaled by age. A backdated contract will be treated as though it had been in force since the contract date. Consequently, the initial premium required for a backdated contract will be larger than for a contract which is not backdated because you must pay the minimum premium, pay monthly deductions and pay all other charges associated with the contract for the period between the contract date and the issue date.

On the later of the issue date and the date we receive your initial premium, net premiums are allocated to the Money Market subaccount. On the first process day following the issue date or, if later, when we receive your initial premium, such net premiums will be allocated among the subaccounts and the General Account in accordance with your instructions as indicated in your application.

If we reject your application during the review period, we will refund to you all amounts you have paid under the contract. If you choose to cancel your contract during the free look period, we will refund your premium paid, or the contract value, depending on your state's laws.

PAYMENT OF PREMIUMS

We allocate premium payments to the various subaccounts or to the General Account the same day if received by us at our home office before 4:00 p.m. Eastern time. If a premium payment is dishonored, you will be liable to us for any changes in the market value between the date received and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Unlike a traditional insurance policy, the contract does not require a fixed schedule of premium payments. Within certain limits, you may determine the amount and timing of your premium payments. As described below, such limits include an initial premium requirement and a minimum premium requirement. Your contract specification page will also include a schedule of planned premiums.

INITIAL PREMIUMS

You must pay an initial premium before we will make your contract effective. This premium may be submitted with your contract application or sent directly to us at our home office. The amount of the initial premium will be at least one monthly minimum premium. The initial premium for a backdated contract may be substantially greater.

TERM INSURANCE CONVERSION CREDIT

We will apply a term insurance conversion credit as premium paid in the first contract year. The conversion credit is based on (but not necessarily equal to) the amount of annual premium for the Ohio National Life Assurance Corporation term life insurance policy being converted to, or exchanged for, the new contract. Consult your agent for details.

MINIMUM PREMIUMS

You must pay the minimum premium to keep the death benefit guarantee in effect. Failure to make premium payments sufficient to maintain the death benefit guarantee will not necessarily cause your contract to lapse. However, once the death benefit guarantee does not apply to your contract, it may not be reinstated. The monthly deduction for the death benefit guarantee will not be imposed on contracts for which the death benefit guarantee is no longer in effect.

To pay the minimum premium, you must have paid at any time cumulative premiums, less any partial surrenders and contract indebtedness, equal to the monthly minimum premium multiplied by the number of contract

FORM 5741

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

months the contract has been in effect. The monthly minimum premium indicated on the contract specification page will remain a level amount until the end of the death benefit guarantee period.

PLANNED PREMIUMS

When you purchase a contract, you will be asked to adopt a planned premium schedule. The schedule is a planning device which indicates the level of premiums you intend to pay under the contract. You are not required to adhere to it. You may adopt, in consultation with your agent, any planned premium schedule that you wish. The amount of scheduled payments, however, should generally be set between the minimum premium necessary to keep the death benefit guarantee in effect and the maximum premium permitted for your contract to qualify as life insurance under the Code. The guideline annual premium is a level amount which should provide the benefits under the contract through age 100 of the youngest insured and is based on guaranteed assumptions with respect to expenses and cost of insurance charges and investment performance of 4%.

In choosing your planned premium schedule, you will need to make a judgment as to the long-term rate of investment return which you expect under the contract. The higher your assumption as to the long-term rate of investment return, the lower your planned premium needs to be for a given insurance objective, and vice versa. There is no assurance that your planned premiums will provide the death proceeds or other benefits sought under the contract. By definition, the value of such benefits depends on the investment performance of the subaccounts which cannot be predicted. In any event, you may need to pay greater or lesser premiums than are indicated in the planned premium schedule to attain your insurance objectives.

We will furnish you an annual report which will show personalized hypothetical illustrations of your contract values under various performance scenarios and assumed rates of return one year from the date of the report based on planned premiums, guaranteed cost of insurance and guaranteed interest with respect to the General Account. We may charge for this report.

As previously indicated, at any time you may pay more or less than the amount indicated in the planned premium schedule. We may at our discretion, however, refuse to accept any premium payment of less than $25 or so large that it would cause the contract, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

ALLOCATION OF PREMIUMS

In the contract application, you may direct the allocation of your net premium payments among up to 10 of the subaccounts of VAR and the General Account. Your initial allocation will take effect on the first process day following the issue date or, if later, when we receive your initial premium payment. Pending such allocation, net premiums will be held in the Money Market subaccount. If you fail to indicate an allocation in your contract application, we will leave your net premiums in the Money Market subaccount until we receive allocation instructions. The amount allocated to any subaccount or the General Account must equal a whole percentage. You may change the allocation of your future net premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the subaccounts and the General Account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

TRANSFERS

You may transfer the accumulation value of your contract among the subaccounts of VAR and to the General Account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire accumulation value of the subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a service charge of $3 for each transfer, but we are presently waiving that charge for the first four transfers during a contract year. Such fee is guaranteed not to exceed $15 in the future.

FORM 5741

Transfers from the General Account to the subaccounts are subject to additional restrictions. No more than 25% of the accumulation value in the General Account as of the end of the previous contract year, or $1,000, if greater, may be transferred to one or more of the subaccounts in any contract year.

To the extent that transfers, surrenders and loans from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day's total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (pursuant to a preexisting Dollar Cost Averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. If your transfer requests are not made, we will notify you. Current rules of the Commission preclude us from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

ELECTRONIC ACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our website at www.ohionational.com. You may only make one electronic transfer per day. We will honor pre-authorized electronic transfer instructions from anyone who provides the requested personal identifying information. We will not honor electronic or telephonic transfer (collectively "electronic") requests after the contractowner's death. For added security, we send the contractowner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contractowner in writing sent within 48 hours of the electronic access request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

LAPSE

Provided you pay the minimum premium and thereby keep the death benefit guarantee in effect, your contract will not lapse during the death benefit guarantee period. If you fail to pay the minimum premium and, as a result, the death benefit guarantee is not in effect, the contract will remain in force as long as the cash surrender value less any contract indebtedness is sufficient to pay the next monthly deduction. If the cash surrender value less any contract indebtedness is insufficient to pay the next monthly deduction, you will be given a 61 day grace period within which to make a premium payment to avoid lapse. The premium required to avoid lapse will be equal to the amount needed to allow the cash surrender value less any contract indebtedness to cover the monthly deduction for two contract months. This required premium will be indicated in a written notice which we will send to you at the beginning of the grace period. The grace period begins when we mail the notice. The contract will continue in force throughout the grace period, but if the required premium is not received, the contract will terminate without value at the end of the grace period. If you die during the grace period, the death benefit will be reduced by the amount of any unpaid monthly deduction. However, the contract will never lapse due to insufficient cash surrender value as long as the death benefit guarantee is in effect.

FORM 5741

REINSTATEMENT

If the contract lapses, you may apply for reinstatement anytime within five years. Your contract will be reinstated if you supply proof of insurability and pay the monthly cost of insurance charges from the grace period plus a reinstatement premium. The reinstatement premium, after deduction of the premium expense charge, must be sufficient to cover the monthly deduction for two contract months following the effective date of reinstatement. If a loan was outstanding at the time of lapse, we will require reinstatement or repayment of the loan and accrued interest at 6% per year before permitting reinstatement of the contract.

CONVERSION

Once during the first two years following the issue date and the date of any increase in stated amount, you may convert your contract or increase, as applicable, to a fixed benefit last survivor flexible premium life insurance policy by transferring all of your accumulation value to the General Account. After such a transfer, values and death benefits under your contract will be determinable and guaranteed. Accumulation values will be determined as of the date we receive a conversion request at our home office. There will be no change in stated amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your contract. Transfers of accumulation value to the General Account in connection with such a conversion will be made without charge.

FREE LOOK

You have a limited right to cancel your contract or any increase in stated amount. We will cancel the contract or increase if you notify us or our agent before 20 days from the date you receive the contract or increase. Within seven days after we receive your notice to cancel, we will return all of the money you paid for the cancelled contract or increase, or the contract value, depending upon your state's laws.

                             CHARGES AND DEDUCTIONS

We make charges against or deductions from premium payments, accumulation values and contract surrenders in the manner described below. Pennsylvania residents should consult the Pennsylvania Supplement for differing charges.

PREMIUM EXPENSE CHARGE

Each premium payment is subject to a premium expense charge which is deducted in proportion to your current premium allocation choices. The premium expense charge has two components: a federal tax charge and a charge for the state premium tax and any other state and local taxes applicable to your contract.

Distribution Charge. The contract is subject to a charge of 4% of premiums paid in the first 20 years. This charge is intended to help defray the distribution cost attributable to this contract.

State Premium Tax. Your premium payments will be subject to the state premium tax and any other state or local taxes applicable to your contract. Currently, most state premium taxes range from 0% to 4%.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the

FORM 5741
purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the contract.

The amount of the initial credit equals 40% of the first contract year's maximum commissionable premium or 40% of the maximum commissionable premium of an increase, which is credited to the General Account of the employee's contract effective one day after the latest of the following three dates:

     - the policy approval date,

     - the policy effective date, or

     - the date the initial payment is received.

The subsequent credit, which is based on 3.5% of first year premium in excess of the maximum commissionable premium plus 3.5% of premiums paid in contract years two through six, is credited to the General Account of the employee's contract at the beginning of the seventh contract year. For any increase that occurs during the first six contract years, the 40% initial credit on the increase described above substitutes for the 3.5% subsequent credit on that portion of the premium attributable to the increase.

If an employee exercises his/her free look right, the amount of the employee discount will be deducted from the free look proceeds.

MONTHLY DEDUCTION

As of the contract date and each subsequent process day, we will deduct from the accumulation value of your contract, in proportion to the values in your various subaccounts and the General Account, a monthly deduction to cover certain charges and expenses incurred in connection with the contract.

The monthly deduction consists of:

     - the cost of insurance,

     - an administration charge of $10 for the cost of establishing and maintaining contract records and processing applications and notices,

     - a monthly charge per $1,000 of stated amount to compensate us for underwriting costs.

     - a risk charge for the risk associated with the death benefit guarantee, and

     - the cost of additional insurance benefits provided by rider.

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial stated amount and each subsequent increase in the stated amount. The monthly cost of insurance rate is based on your sexes, attained ages, and rate classifications. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i) is the cost of insurance rate as described in the contract. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the contract. Such rates for smokers and non-smokers are based on the 1980 Commissioner's Standard Ordinary, Male or Female, Smoker or Nonsmoker, mortality table age near birthday. The cost of insurance charge is guaranteed not to exceed such table rates for the insured's risk class;

(ii) is the death benefit at the beginning of the contract month divided by 1.0032737; and

(iii) is accumulation value at the beginning of the contract month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

FORM 5741

The monthly charge per $1,000 of stated amount is based on the age of the younger insured. It is:

ISSUE AGE OF THE  LOAD PER $1,000 OF
YOUNGER INSURED     STATED AMOUNT
----------------  ------------------
     18-35              $0.033
     36-74              $0.035
      75+               $0.050

The monthly charge for the death benefit guarantee is $0.00, or $0.03 per $1,000 of your stated amount, depending upon which death benefit guarantee period you choose.

RISK CHARGE

Your accumulation value in VAR, but not your accumulation value in the General Account, will also be subject to a risk charge intended to compensate us for assuming certain mortality and expense risks in connection with the contract. Such charge will be assessed in proportion to the values in your various subaccounts and at a daily rate of 0.0020471% against each of the variable subaccounts. This corresponds to an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.

SURRENDER CHARGE

After the free look period and during the first 25 years of your contract and following any increase in stated amount, a surrender charge is assessed in connection with all complete surrenders, all lapses, all decreases in stated amount and certain partial surrenders. Surrender charges vary depending on your ages, sexes, underwriting, classifications and the length of time you have held your policy. See the specification page of your policy for more detailed information.

If you surrender your contract in full or it lapses when a surrender charge applies, we will deduct the total charge from your accumulation value. If you decrease the stated amount of your contract while a surrender charge applies, your accumulation value will be charged with the portion of the total surrender charge attributable to the stated amount cancelled by the decrease.

Partial surrenders in any contract year totaling 10% or less of the cash surrender value of your contract as of the end of the previous contract year are not subject to any surrender charge. Partial surrenders in any contract year in excess of 10% of the cash surrender value of your contract as of the end of the previous contract year will be subject to that percentage of the total surrender charges that is equal to the percentage of cash surrender value withdrawn minus 10%.

For example, assume a contract which now has, and at the end of the previous contract year had, an accumulation value of $11,100 and a surrender charge of $1,100. The cash surrender value of the contract is therefore $10,000. If you decide to withdraw 25% of such cash surrender value ($2,500), we will impose a charge equal to 15% (25% minus 10%) of the total surrender charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew.

SERVICE CHARGES

A charge (currently $3 and guaranteed not to exceed $15) will be imposed on each transfer of accumulation values among the subaccounts of the variable account and the General Account. Currently, the Company is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee will be charged equal to the lesser of $25 or 2% of the amount surrendered. A fee, not to exceed $100, is charged for any illustration of benefits and values that you may request after the issue date.

FORM 5741

OTHER CHARGES

We may also charge the assets of each subaccount and the General Account to provide for any taxes that may become payable by us in respect of such assets. Under current law, no such taxes are anticipated. In addition, the Funds pay certain expenses that affect the value of your contract. The principal expenses at the Fund level are an investment advisory fee and Fund operating expenses.

The Funds pay their Advisers annual fees on the basis of each portfolio's average daily net assets during the month for which the fees are paid.

The total expenses of each of the Funds in 2001, as a percent of each Fund's net assets, were:


                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
OHIO NATIONAL FUND
  Money Market Portfolio        0.30%          0.00%         0.12%         0.42%          0.04%          0.38%
  Equity Portfolio              0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Bond Portfolio                0.62%          0.00%         0.13%         0.75%          0.00%          0.75%
  Omni Portfolio                0.58%          0.00%         0.18%         0.76%          0.00%          0.76%
  S&P 500 Index Portfolio       0.37%          0.00%         0.15%         0.52%          0.00%          0.52%
  International Portfolio       0.88%          0.00%         0.37%         1.25%          0.05%          1.20%
  International Small
     Company Portfolio          0.98%          0.00%         0.81%         1.79%          0.00%          1.79%
  Capital Appreciation
     Portfolio                  0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Discovery Portfolio***        0.79%          0.00%         0.17%         0.96%          0.00%          0.96%
  Social Awareness
     Portfolio                  0.59%          0.00%         0.72%         1.31%          0.00%          1.31%
  Aggressive Growth
     Portfolio                  0.78%          0.00%         0.26%         1.04%          0.00%          1.04%
  Growth & Income Portfolio     0.85%          0.00%         0.15%         1.00%          0.00%          1.00%
  Capital Growth Portfolio      0.89%          0.00%         0.17%         1.06%          0.00%          1.06%
  High Income Bond
     Portfolio                  0.75%          0.00%         0.40%         1.15%          0.00%          1.15%
  Equity Income Portfolio       0.75%          0.00%         0.28%         1.03%          0.00%          1.03%
  Blue Chip Portfolio           0.90%          0.00%         0.30%         1.20%          0.00%          1.20%
  Core Growth Portfolio         0.90%          0.00%         0.28%         1.18%          0.00%          1.18%
  Nasdaq 100 Index
     Portfolio                  0.75%          0.00%         0.30%         1.05%          0.30%          0.75%
  Bristol Portfolio             0.80%          0.00%         0.40%**       1.20%**        0.00%          1.20%**
  Bryton Growth Portfolio       0.85%          0.00%         0.45%**       1.30%**        0.00%          1.30%**
GOLDMAN SACHS
  Goldman Sachs Growth and
     Income Fund                0.75%          0.00%         0.42%         1.17%          0.17%          1.00%
  Goldman Sachs CORE U.S.
     Equity Fund                0.70%          0.00%         0.12%         0.82%          0.01%          0.81%
  Goldman Sachs Capital
     Growth Fund                0.75%          0.00%         0.94%         1.69%          0.69%          1.00%
J.P. MORGAN SERIES TRUST II
  J.P. Morgan Mid Cap Value
     Portfolio                  0.70%          0.00%         9.92%        10.62%          9.62%          1.00%
  J.P. Morgan Small Company
     Portfolio                  0.60%          0.00%         0.55%         1.15%          0.00%          1.15%


FORM 5741

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
JANUS ASPEN SERIES
  Growth Portfolio              0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
  International Growth
     Portfolio                  0.65%          0.25%         0.06%         0.96%          0.00%          0.96%
  Worldwide Growth
     Portfolio                  0.65%          0.25%         0.04%         0.94%          0.00%          0.94%
  Balanced Portfolio            0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
LAZARD RETIREMENT SERIES,
  INC.
  Small Cap Portfolio           0.75%          0.25%         0.67%         1.67%          0.42%          1.25%
  Emerging Market Portfolio     1.00%          0.25%         2.96%         4.21%          2.61%          1.60%
MFS VARIABLE INSURANCE
  TRUST (SERVICE CLASS)
  MFS Investors Growth
     Stock Series               0.75%          0.25%         0.17%         1.17%          0.00%          1.17%
  MFS Mid Cap Growth Series     0.75%          0.25%         0.20%         1.20%          0.05%          1.15%
  MFS New Discovery Series      0.90%          0.25%         0.19%         1.34%          0.03%          1.31%
  MFS Total Return Series       0.75%          0.25%         0.14%         1.14%          0.00%          1.14%
PBHG INSURANCE SERIES FUND,
  INC.
  PBHG Technology &
     Telecommunications
     Portfolio                  0.85%          0.00%         0.20%         1.05%          0.00%          1.05%
PIMCO VARIABLE INSURANCE
  TRUST
  Real Return Portfolio         0.25%          0.15%         0.27%         0.67%          0.01%          0.66%
  Total Return Portfolio        0.25%          0.15%         0.26%         0.66%          0.01%          0.65%
  Global Bond Portfolio         0.25%          0.15%         0.78%         1.18%          0.28%          0.90%
THE PRUDENTIAL SERIES FUND,
  INC.
  Jennison Portfolio            0.60%          0.25%         0.19%         1.04%          0.00%          1.04%
  Jennison 20/20 Portfolio      0.75%          0.25%         0.33%         1.33%          0.00%          1.33%
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Mid Cap Growth
     Fund II                    0.75%          0.00%         0.65%         1.40%          0.20%          1.20%
  Strong Opportunity Fund
     II                         0.75%          0.00%         0.65%         1.40%          0.30%          1.10%
UBS SERIES TRUST
  Tactical Allocation
     Portfolio                  0.50%          0.25%         0.17%         0.92%          0.00%          0.92%
VARIABLE INSURANCE PRODUCTS
  FUND SOURCE CLASS 2
  (FIDELITY)
  VIP Contrafund(R)
     Portfolio                  0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Mid Cap Portfolio         0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Growth Portfolio          0.58%          0.25%         0.10%         0.93%          0.00%          0.93%



  * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The waivers and reductions are voluntary and may be terminated at any time. If such waivers and/or reductions are terminated, the cost of your contract will increase.


FORM 5741

 ** The inception date of these portfolios is May 1, 2002. Therefore, the Other Expenses, Total Fund Expenses without waivers and Total Fund Expenses with waivers are estimated.

*** Prior to May 1, 2002 the Discovery Portfolio was called the Small Cap Portfolio.

                               GENERAL PROVISIONS

VOTING RIGHTS

We will vote the Fund shares held in the various subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your contract's accumulation value in a subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. We will vote Fund shares attributable to contracts as to which no instructions are received, and any Fund shares held by VAR which are not attributable to contracts, in proportion to the voting instructions which are received with respect to contracts participating in VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a contractowner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the contract, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of contractowners and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your contract was delivered.

ANNUAL REPORT

Each year we will send you a report which shows the current accumulation value, the cash surrender value, the stated amount, any contract indebtedness, any partial withdrawals since the date of the last report, investment

FORM 5741
experience credited since the last report, premiums paid and all charges imposed since the last annual report. We will also send you all reports required by the 1940 Act.

We will also make available an illustration report. This report will be based on planned premiums, guaranteed cost of insurance and guaranteed interest, if any. It will show the estimated accumulation value of your contract one year from the date of the report. Although there is generally no charge, we may charge a fee of not more than $100 for this report and if you ask for more than one annual report.

LIMITATION ON RIGHT TO CONTEST

We will not contest the insurance coverage provided under the contract, except for any subsequent increase in stated amount, after the contract has been in force for a period of two years from the contract date. This provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the stated amount will not be contested after such increase has been in force for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase.

MISSTATEMENTS

If the age or sex of an insured has been misstated in an application, including a reinstatement application, the amount payable under the contract by reason of the death of the second insured will be 1.0032737 multiplied by the sum of (i) and (ii) where:

     (i)  is the accumulation value on the date of death of the second insured;
          and

     (ii) is the death benefit, less the accumulation value on the date of death of the second insured, multiplied by the ratio of (a) the cost of insurance actually deducted at the beginning of the contract month in which the death of the second insured occurs to (b) the cost of insurance that should have been deducted at the insured's true age or sex.

SUICIDE

The contract does not cover the risk of suicide or self-destruction within two years from the contract date or two years from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the contract date, we will refund premiums paid, without interest, less any contract indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund any premiums allocated to the increase, without interest, less a deduction for a share of any contract indebtedness outstanding and any partial surrenders made since the increase. The share of indebtedness and partial surrenders so deducted will be determined by dividing the total face amount at the time of death by the face amount of the increase.

BENEFICIARIES

The primary and contingent beneficiaries are designated by the contractowner(s) on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insureds, the proceeds of the contract will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the contractowner(s).

POSTPONEMENT OF PAYMENTS

Payment of any amount upon a complete or partial surrender, a contract loan, or benefits payable at death or maturity may be postponed whenever:

FORM 5741

     - the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

     - the Commission by order permits postponement for the protection of contractowners; or

     - an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR's net assets.

We may also withhold payment of any increased accumulation value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

ASSIGNMENT

The contract may be assigned as collateral security. We must be notified in writing if the contract has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The contractowner's rights and the rights of the beneficiary may be affected by an assignment.

NON-PARTICIPATING CONTRACT

The contract does not share in our surplus distributions. No dividends are payable with respect to the contract.

                              THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts.

GENERAL DESCRIPTION

The General Account consists of all assets owned by us other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account. You may elect to allocate net premiums to the General Account or to transfer accumulation value to the General Account from the subaccounts of the variable account. The allocation or transfer of funds to the General Account does not entitle a contractowner to share in the investment experience of the General Account. Instead, we guarantee that your accumulation value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account. Consequently, if you pay the planned premiums, allocate all net premiums only to the General Account and make no transfers, partial surrenders, or contract loans, the minimum amount and duration of your death benefit will be determinable and guaranteed. Transfers from the General Account to VAR are partially restricted and allocation of substantial sums to the General Account reduces the flexibility of the contract.

ACCUMULATION VALUE

The accumulation value in the General Account on the later of the issue date or the day we receive your initial premium is equal to the portion of the net premium allocated to the General Account, minus a pro rata portion of the first monthly deduction.

Thereafter, until the maturity date, we guarantee that the accumulation value in the General Account will not be less than the amount of the net premiums allocated or accumulation value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the General Account and any amounts deducted from the General Account in

FORM 5741
connection with partial surrenders and loans and interest thereon or transfers to VAR or the loan collateral account.

We guarantee that interest credited to your accumulation value in the General Account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The contractowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The accumulation value in the General Account will be calculated on each valuation date.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more optional insurance benefits may be added to your contract, including riders providing additional joint life term insurance, individual term insurance, double coverage, first to die waiver, option to split coverage, waiver of premium, preferred loan and continuation of coverage. More detailed information concerning such riders may be obtained from your agent. The cost of any optional insurance benefits will be deducted as part of the monthly deduction.

The accelerated death benefit, also called the Lifetime Advantage Rider, permits you to withdraw up to half the value of your contract in the event you are diagnosed with a terminal disease and not expected to live more than 12 months. There is no charge for this rider and you can select the rider at any time by contacting us.

SETTLEMENT OPTIONS

In addition to a lump sum payment of benefits under the contract, any proceeds may be paid in any of the five methods described in your contract. The five settlement options are (i) Proceeds at interest (ii) Payment for a period of time (iii) Life Income (iv) Payment of a certain amount or (v) Joint and Survivor life income. For more details, contact your agent. A settlement option may be designated by notifying us in writing at our home office. Any amount left with us for payment under a settlement option will be transferred to the General Account. During the life of the insureds, the contractowners may select a settlement option. If a settlement option has not been chosen at the second insured's death, the beneficiary may choose one. If a beneficiary is changed, the settlement option selection will no longer be in effect unless the contractowner's requests that it continue. A settlement option may be elected only if the amount of the proceeds is $5,000 or more. We can change the interval of payments if necessary to increase the payments to at least $25 each.

                          DISTRIBUTION OF THE CONTRACT

The contract is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, or
(b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the contracts. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the contract. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

Ohio National Equities, Inc. ("ONEQ"), an Ohio Corporation and, another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the contracts. Under a distribution and service agreement with ONEQ first executed on May 1, 1997, we reimburse it for any expenses incurred by it in connection with the distribution of the contracts. This agreement may be terminated at any time by either party on 60 days' written

FORM 5741
notice. During 2001, VAR received $42,375,204 in premium payments for variable life insurance contracts. From this amount, we paid ONEQ $149,193 in sales loads.

The officers and directors of ONEQ are:

David B. O'Maley..........................  Director and Chairman
John J. Palmer............................  Director and President
Thomas A. Barefield.......................  Senior Vice President
Trudy K. Backus...........................  Director and Vice President
James I. Miller II........................  Director and Vice President
Ronald L. Benedict........................  Director and Secretary
Barbara A. Turner.........................  Operations Vice President, Treasurer and
                                            Compliance Officer

                           MANAGEMENT OF THE COMPANY

                     NAME                                   RELATIONSHIP WITH COMPANY*
                     ----                                   --------------------------
Trudy K. Backus                                   Vice President, Individual Insurance Services
Thomas A. Barefield                               Senior Vice President, Institutional Sales
Howard C. Becker                                  Senior Vice President, Individual Insurance &
                                                  Corporate Services
Ronald L. Benedict                                Corporate Vice President, Counsel & Secretary
Robert A. Bowen                                   Senior Vice President, Information Systems
Roylene M. Broadwell                              Vice President & Treasurer
Michael A. Boedeker                               Senior Vice President, Investments
Christopher A. Carlson                            Senior Vice President, Investments
David W. Cook                                     Senior Vice President & Actuary
Ronald J. Dolan                                   Director and Executive Vice President & Chief
                                                  Financial Officer
Michael F. Haverkamp                              Director and Senior Vice President & General
                                                  Counsel
John Houser III                                   Vice President, Claims
Thomas O. Olson                                   Vice President, Underwriting
David B. O'Maley                                  Director and Chairman, President & Chief
                                                  Executive Officer
John J. Palmer                                    Director & Executive Vice President, Strategic
                                                  Initiatives
George B. Pearson                                 Vice President, PGA Marketing
D. Gates Smith                                    Executive Vice President, Agency and Group
                                                  Distribution
Michael D. Stohler                                Vice President, Mortgages & Real Estate
Dennis C. Twarogowski                             Vice President, Career Marketing

---------------
* The principal occupation of each of the above is an officer of Ohio National Life, with the same title as with us.

The principal business address of each is:

One Financial Way
Cincinnati, Ohio 45242

FORM 5741

Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by United States Fidelity & Guaranty Company in the aggregate amount of $3,000,000.

                                   CUSTODIAN

Pursuant to a written agreement, U.S. Bank, NA, 425 Walnut Street, Cincinnati, Ohio, serves as custodian of the assets of VAR. The fee of the custodian for services rendered to VAR is paid by us. The custodian also provides valuation and certain recordkeeping services to VAR, which include, without limitation, maintaining a record of all purchases, redemptions and distributions relating to Fund shares, the amounts thereof and the number of shares from time to time standing to the credit of VAR.

                        STATE REGULATION OF THE COMPANY

We are organized under the laws of the State of Ohio and are subject to regulation by the Superintendent of Insurance of Ohio. An annual statement is filed with the Superintendent on or before March 1 of each year covering the operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Superintendent examines our assets and liabilities and those of VAR and verifies their adequacy. A full examination of our operations is conducted by the National Association of Insurance Commissioners at least every five years.

In addition, we are subject to the insurance laws and regulations of other states in which we are licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

                              FEDERAL TAX MATTERS

The following description is a brief summary of some of the Code provisions which, in our opinion, are currently in effect. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

CONTRACT PROCEEDS

The contract contains provisions not found in traditional life insurance contracts providing only for fixed benefits. However, under the Code, as amended by the Tax Reform Act of 1984, the contract should qualify as a life insurance contract for federal income tax purposes as long as certain conditions are met. Consequently, the proceeds of the contract payable to the beneficiary on the death of the second insured will generally be excluded from the beneficiary's income for purposes of federal income tax.

Current tax rules and penalties on distributions from life insurance contracts apply to any life insurance contract issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period. Thus, for such a contract (called a "modified endowment contract" in the Code), any distribution, including surrenders, partial surrenders, maturity proceeds, and loans secured by the contract, during the insured's lifetime (but not payments received as an annuity or as a death benefit) would be included in the contractowner's gross income to the extent that the contract's cash surrender value exceeds the owner's investment in the contract. In addition, a ten percent penalty tax applies to any such distribution from such a contract, to the extent includible in gross income, except if made:

FORM 5741

     - after the taxpayer's attaining age 59 1/2,

     - as a result of his or her disability or

     - in one of several prescribed forms of annuity payments.

Loans received under the contract will be construed as indebtedness of the contractowner in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the contract is expected to constitute income to the contractowner. Interest payable with respect to such loans is not tax deductible. If the contract is surrendered or lapsed, any policy loan then in effect is treated as taxable income to the extent that the contract's accumulation value (including the loan amount) then exceeds your "basis" in the contract. (Your "basis" equals the total amount of premiums that were paid into the contract less any withdrawals from the contract.)

Federal estate and local estate, inheritance and other tax consequences of contract ownership or receipt of contract proceeds depend upon the circumstances of each contractowner and beneficiary.

AVOIDING MODIFIED ENDOWMENT CONTRACTS

If you have previously authorized Ohio National to do so, we will hold your premium payment for up to ten business days, if applying the premium payment before the due date would cause the contract to be treated as a Modified Endowment Contract (MEC) for federal income tax purposes.

If you have not given Ohio National prior authorization to hold your premium payment and we determine your premium payment will cause your contract to become a MEC, Ohio National will attempt to contact you within two business days to determine your intent regarding the premium payment. If you do not want the contract to be treated as a MEC for tax purposes, Ohio National will refund the premium payment to you within five business days of confirming your intentions. After we return the premium payment to you, you may then resubmit the premium payment once the actual due date is reached to avoid creating a MEC.

Or, at the time we contact you, you may direct us to hold your premium payment for up to ten business days before applying the premium payment if this will not create a MEC.

If we are unable to confirm your intentions within two business days of receipt of the premium payment, we will apply the premium payment as of the third Valuation Date, and your contract will be treated as a MEC for federal income tax purposes.

CORRECTION OF MODIFIED ENDOWMENT CONTRACT

If you have made premium payments in excess of the amount that would be permitted without your contract being treated as a modified endowment contract under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid, plus interest thereon at the rate of 6% per year. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the contract became a modified endowment contract.

RIGHT TO CHARGE FOR COMPANY TAXES

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each subaccount of VAR for its portion of any tax

FORM 5741
charged to us in respect of that subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, we may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

                             EMPLOYEE BENEFIT PLANS

Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a contract in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which VAR is a party or to which the assets of any of the subaccounts thereof are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to VAR.

                                 LEGAL MATTERS

Jones & Blouch, L.L.P., Washington, D.C., has served as special counsel with regard to legal matters relating to federal securities laws applicable to the issuance of the last survivor flexible premium variable life insurance contract described in this prospectus. All matters of Ohio law pertaining to the contract including the validity of the contract and our right to issue the contract under the Insurance Law of the State of Ohio have been passed upon by Ronald L. Benedict, Corporate Vice President, Counsel and Secretary of Ohio National Life.

                                    EXPERTS

The financial statements of Ohio National Variable Account R and Ohio National Life Assurance Corporation for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by David W. Cook, FSA, MAAA, as stated in the opinion filed as an exhibit to the registration statement.

                             REGISTRATION STATEMENT

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Vari-Vest Survivor contract. This prospectus does not contain all the information set forth in the registration statement. Reference is made to such registration statement for further information concerning us, VAR, and the contract. Statements contained in this prospectus as to the contents of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

FORM 5741

                              FINANCIAL STATEMENTS

Our financial statements which are included in this prospectus should be considered only as bearing on our ability to meet our obligations under your contract. They should not be considered as bearing on the investment performance of the assets held in VAR.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                              Financial Statements

                           December 31, 2001 and 2000

                  (With Independent Auditors' Report Thereon)

FORM 5741

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Ohio National Life Assurance Corporation:

We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (the Company) (a wholly owned subsidiary of The Ohio National Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP


Columbus, Ohio
February 1, 2002

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                                 BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000
                  (DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 2001         2000
                                                              ----------    ---------
                           ASSETS
Investments (notes 4, 7 and 8):
  Fixed maturities available-for-sale, at fair value          $  654,073      707,731
  Fixed maturities held-to-maturity, at amortized cost            85,937       87,019
  Mortgage loans on real estate, net                             345,009      262,049
  Real estate, net                                                28,704           --
  Policy loans                                                    52,230       48,767
  Other long term investments                                     30,159           --
  Short-term investments                                              --       33,966
                                                              ----------    ---------
          Total investments                                    1,196,112    1,139,532
Cash                                                              70,383       16,812
Accrued investment income                                         12,646       13,844
Deferred policy acquisition costs                                196,148      185,628
Reinsurance recoverables (note 11)                               181,063      155,026
Other assets                                                       3,368        3,141
Assets held in Separate Accounts                                 163,415      166,950
                                                              ----------    ---------
          Total assets                                        $1,823,135    1,680,933
                                                              ==========    =========

            LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits and claims (note 5)                    $1,341,945    1,203,127
Other policyholder funds                                           2,329        1,897
Federal income taxes (note 6):
  Current                                                         22,927        8,461
  Deferred                                                         4,316        9,889
Other liabilities                                                 22,882       25,436
Liabilities related to Separate Accounts                         163,415      166,950
                                                              ----------    ---------
          Total liabilities                                   $1,557,814    1,415,760
                                                              ----------    ---------
Stockholder's equity (notes 3 and 9):
  Class A common stock; authorized 10,000 shares of $3,000
     par value; issued and outstanding 3,200 shares                9,600        9,600
  Additional paid-in capital                                      27,025       27,025
  Accumulated other comprehensive income                           3,473        1,770
  Retained earnings                                              225,223      226,778
                                                              ----------    ---------
          Total stockholder's equity                             265,321      265,173
Commitments and contingencies (notes 8, 11 and 12)
                                                              ----------    ---------
          Total liabilities and stockholder's equity          $1,823,135    1,680,933
                                                              ==========    =========

                See accompanying notes to financial statements.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                              STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                2001       2000       1999
                                                              --------    -------    -------
Revenues (note 11):
  Universal life, annuity and investment product policy
     charges                                                  $ 65,541     61,049     57,886
  Traditional life and accident and health insurance
     premiums                                                    7,527      7,800      8,708
  Net investment income (note 4)                                89,510     83,410     76,688
  Net realized losses on investments (note 4)                   (3,185)    (1,049)    (1,571)
                                                              --------    -------    -------
                                                               159,393    151,210    141,711
                                                              --------    -------    -------
Benefits and expenses (notes 10 and 11):
  Benefits and claims                                           91,130     73,998     72,130
  Amortization of deferred policy acquisition costs             17,624      3,201      9,131
  Other operating costs and expenses                            20,008     21,307     15,585
                                                              --------    -------    -------
                                                               128,762     98,506     96,846
                                                              --------    -------    -------
     Income before Federal income taxes                         30,631     52,704     44,865
                                                              --------    -------    -------
Federal income taxes (note 6):
  Current expense                                               14,472     15,616     13,071
  Deferred (benefit) expense                                    (6,286)     2,831      2,632
                                                              --------    -------    -------
                                                                 8,186     18,447     15,703
                                                              --------    -------    -------
     Net income                                               $ 22,445     34,257     29,162
                                                              ========    =======    =======

                See accompanying notes to financial statements.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                 ACCUMULATED
                                                  ADDITIONAL        OTHER                        TOTAL
                                        COMMON     PAID-IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                        STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                        ------    ----------    -------------    --------    -------------
1999:
  Balance, beginning of year            $9,600      27,025          12,211       163,359        212,195
  Comprehensive income (loss):
     Net income                             --          --              --        29,162         29,162
     Other comprehensive loss (note
       13)                                  --          --         (19,593)           --        (19,593)
                                                                                                -------
  Total comprehensive income                                                                      9,569
                                        ------      ------         -------       -------        -------
  Balance, end of year                  $9,600      27,025          (7,382)      192,521        221,764
                                        ======      ======         =======       =======        =======
2000:
  Balance, beginning of year            $9,600      27,025          (7,382)      192,521        221,764
  Comprehensive income:
     Net income                             --          --              --        34,257         34,257
     Other comprehensive income (note
       13)                                  --          --           9,152            --          9,152
                                                                                                -------
  Total comprehensive income                                                                     43,409
                                        ------      ------         -------       -------        -------
  Balance, end of year                  $9,600      27,025           1,770       226,778        265,173
                                        ======      ======         =======       =======        =======
2001:
  Balance, beginning of year            $9,600      27,025           1,770       226,778        265,173
  Dividends to parent (note 9)              --          --              --       (24,000)       (24,000)
  Comprehensive income:
     Net income                             --          --              --        22,445         22,445
     Other comprehensive income (note
       13)                                  --          --           1,703            --          1,703
                                                                                                -------
  Total comprehensive income                                                                     24,148
                                        ------      ------         -------       -------        -------
  Balance, end of year                  $9,600      27,025           3,473       225,223        265,321
                                        ======      ======         =======       =======        =======

                See accompanying notes to financial statements.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                2001         2000        1999
                                                              ---------    --------    --------
Cash flows from operating activities:
  Net income                                                  $  22,445      34,257      29,162
  Adjustments to reconcile net income to net cas provided by operating activities:
       Capitalization of deferred policy acquisition costs      (28,789)    (25,852)    (26,790)
       Amortization of deferred policy acquisition costs         17,624       3,201       9,131
       Amortization and depreciation                                325         522         184
       Realized losses on invested assets, net                    3,185       1,049       1,571
       (Increase) decrease in accrued investment income           1,198      (2,329)        448
       Increase in reinsurance receivables and other assets     (28,547)    (37,378)    (11,995)
       Increase in policyholder account balances                 33,249      35,446      14,650
       Increase (decrease) in other policyholder funds              432        (403)        (57)
       Increase (decrease) in current Federal income tax
          payable                                                14,466       7,641        (976)
       Increase (decrease) in other liabilities                  (2,554)     12,571      (6,724)
       Deferred income taxes                                     (6,286)      2,831       2,632
       Other, net                                                 2,527          (2)        919
                                                              ---------    --------    --------
          Net cash provided by operating activities              29,275      31,554      12,155
                                                              ---------    --------    --------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities
     available-for-sale                                         162,250      95,908      32,314
  Proceeds from maturity of fixed maturities
     held-to-maturity                                             5,983      13,417       7,944
  Proceeds from repayment of mortgage loans on real estate       22,199      31,809      22,351
  Cost of fixed maturities available-for-sale acquired         (104,971)   (243,442)    (14,965)
  Cost of fixed maturities held-to-maturity acquired             (7,400)     (1,600)     (8,079)
  Cost of mortgage loans on real estate acquired               (105,717)    (31,880)    (55,270)
  Cost of real estate acquired                                  (29,263)         --          --
  Change in other assets, net                                   (30,857)         --          --
  Change in policy loans, net                                    (3,463)     (4,766)     (3,404)
                                                              ---------    --------    --------
          Net cash used in investing activities                 (91,239)   (140,554)    (19,109)
                                                              ---------    --------    --------
Cash flows from financing activities:
  Increase in universal life and investment product account
     balances                                                   274,129     252,178     227,664
  Decrease in universal life and investment product account
     balances                                                  (168,560)   (165,520)   (162,790)
  Dividends to shareholder                                      (24,000)         --          --
                                                              ---------    --------    --------
          Net cash provided by financing activities              81,569      86,658      64,874
                                                              ---------    --------    --------
Net increase (decrease) in cash and cash equivalents             19,605     (22,342)     57,920
Cash and cash equivalents, beginning of year                     50,778      73,120      15,200
                                                              ---------    --------    --------
Cash and cash equivalents, end of year                        $  70,383      50,778      73,120
                                                              =========    ========    ========
Supplemental disclosure:
     Federal income taxes paid                                $      --       7,960      14,540
                                                              =========    ========    ========

                 See accompanying notes to financial statements

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(1) ORGANIZATION AND BUSINESS DESCRIPTION

Ohio National Life Assurance Corporation (ONLAC or the Company) is a stock life insurance company, wholly owned by The Ohio National Life Insurance Company (ONLIC), a stock life insurance company. ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, disability and annuity products through independent agents and other distribution channels and competes with other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

     Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

     Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note
3).

     (a) Valuation of Investments and Related Gains and Losses

        Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity are classified as available-for-sale and are stated at fair value, with the

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as trading.

        Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

        Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

        Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date, net of associated deferred policy acquisition costs and capital gains expenses. Estimates for valuation allowances and other than temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

        Dividends are recorded on the ex-dividend date and interest is accrued as earned.

     (b) Revenues and Benefits

        Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual immediate and deferred annuities. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

        Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of graded premium life and term life policies. Premiums for traditional non-participating life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     (c) Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For investment and universal life products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

     (d) Separate Accounts

        Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

     (e) Future Policy Benefits

        Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 5).

        Future policy benefits for investment products in the accumulation phase, universal life and variable universal life insurance policies have been calculated based on participants' contributions plus interest less applicable contract charges.

     (f) Reinsurance Ceded

        Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (g) Federal Income Taxes

        ONLAC is included as part of the consolidated federal income tax return of its ultimate parent, Ohio National Mutual Holdings, Inc. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h) Cash Equivalents

        For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (i) Use of Estimates

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate and real estate, and those used in determining other than temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     (j) Recently Issued Accounting Pronouncements

        In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 ("SFAS 141"), "Business Combinations" and SFAS No. 142 ("SFAS 142"), "Goodwill and Other Intangible Assets." SFAS 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company is required to adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial results.

        In June 1998, the FASB issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133," and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," was effective for the Company as of January 1, 2001.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

        The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the financial position of the Company.

     (k) Reclassifications

        Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

(3) BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC filed with the Ohio Department of Insurance (Department), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

The statutory basis capital and surplus of ONLAC as of December 31, 2001 and 2000 was $134,028 and $145,831, respectively. The statutory basis net income of ONLAC for the years ended December 31, 2001, 2000 and 1999 was $10,677, $26,041 and $20,567, respectively.

The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting Practices and Procedures Manual, which was effective January 1, 2001 for ONLAC. The significant change for ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The impact to statutory basis capital and surplus of adopting codification was an increase of $6,959.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(4) INVESTMENTS

An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                       REALIZED GAINS (LOSSES)
                                           INVESTMENT INCOME               ON INVESTMENTS
                                      ---------------------------    ---------------------------
                                       2001       2000      1999      2001       2000      1999
                                      -------    ------    ------    -------    ------    ------
GROSS INVESTMENT INCOME
Fixed maturities available-for-sale   $52,936    50,143    43,620    $  (233)     (805)   (2,454)
Fixed maturities held-to-maturity       6,969     7,641     7,779         --       294       830
Mortgage loans on real estate          24,844    21,291    21,608     (3,196)   (1,908)       98
Real estate                             3,481        --        --         --        --        --
Short-term investments                  1,023     2,261     1,293         --        --        --
Other                                   3,785     3,051     3,339         --        --        --
                                      -------    ------    ------    -------    ------    ------
          Total gross investment
             income                    93,038    84,387    77,639     (3,429)   (2,419)   (1,526)
                                                                     -------    ------    ------
Investment expenses                    (3,528)     (977)     (951)
DAC amortization due to realized
  gains                                                                  803        --        11
Change in valuation allowance for
  mortgage loans on real estate                                         (559)    1,370       (56)
                                      -------    ------    ------    -------    ------    ------
                                                                         244     1,370       (45)
                                                                     -------    ------    ------
     Net investment income            $89,510    83,410    76,688
                                      =======    ======    ======
  Net realized losses on investments                                 $(3,185)   (1,049)   (1,571)
                                                                     =======    ======    ======

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                      DECEMBER 31, 2001
                                                     ---------------------------------------------------
                                                                    GROSS         GROSS
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
                                                       COST         GAINS         LOSSES      FAIR VALUE
                                                     ---------    ----------    ----------    ----------
Securities available-for-sale:
  Fixed maturities:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies     $ 42,381        5,417            --        47,798
     Obligations of states and political
       subdivisions                                     3,792          138           (15)        3,915
     Corporate securities                             331,453       13,540       (20,428)      324,565
     Mortgage-backed securities                       263,620       15,657        (1,482)      277,795
                                                     --------       ------       -------       -------
          Total fixed maturities                     $641,246       34,752       (21,925)      654,073
                                                     ========       ======       =======       =======
Fixed maturity securities held-to-maturity
     Corporate securities                            $ 83,462        3,785          (984)       86,263
     Other                                              2,475          216            --         2,691
                                                     --------       ------       -------       -------
                                                     $ 85,937        4,001          (984)       88,954
                                                     ========       ======       =======       =======

                                                                      DECEMBER 31, 2000
                                                     ---------------------------------------------------
                                                                    GROSS         GROSS
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
                                                       COST         GAINS         LOSSES      FAIR VALUE
                                                     ---------    ----------    ----------    ----------
Securities available-for-sale:
  Fixed maturities:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies     $ 47,445        6,583            --        54,028
     Obligations of states and political
       subdivisions                                     3,924          190           (16)        4,098
     Corporate securities                             447,991       15,004       (18,422)      444,573
     Mortgage-backed securities                       199,147        5,968           (83)      205,032
                                                     --------       ------       -------       -------
          Total fixed maturities                     $698,507       27,745       (18,521)      707,731
                                                     ========       ======       =======       =======
Fixed maturity securities held-to-maturity:
     Corporate securities                            $ 84,514        2,217        (1,058)       85,763
     Other                                              2,505           53            --         2,558
                                                     --------       ------       -------       -------
                                                     $ 87,019        2,270        (1,058)       88,321
                                                     ========       ======       =======       =======

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                               2001       2000
                                                              -------    ------
Gross unrealized gain                                         $12,827     9,224
Adjustment to deferred policy acquisition costs                (6,525)   (5,077)
Deferred federal income tax                                    (2,204)   (2,377)
                                                              -------    ------
                                                              $ 4,098     1,770
                                                              =======    ======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                            2001      2000      1999
                                                           ------    ------    -------
Securities available-for-sale                              $3,603    28,561    (52,248)
Fixed maturity securities held-to-maturity                  1,805     4,349    (11,614)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2001.

                                                                  FIXED MATURITY SECURITIES
                                                      --------------------------------------------------
                                                        AVAILABLE-FOR-SALE          HELD-TO-MATURITY
                                                      -----------------------    -----------------------
                                                      AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
                                                        COST       FAIR VALUE      COST       FAIR VALUE
                                                      ---------    ----------    ---------    ----------
Due in one year or less                               $  8,469        8,592          666           672
Due after one year through five years                   41,865       43,641       20,542        20,648
Due after five years through ten years                 136,425      139,171       31,897        29,880
Due after ten years                                    454,484      462,669       32,832        37,754
                                                      --------      -------       ------        ------
                                                      $641,246      654,073       85,937        88,954
                                                      ========      =======       ======        ======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2001, 2000 and 1999 were $161,821, $62,647 and $29,040, respectively. Gross gains of $1,157 ($299 in 2000 and $155 in 1999) and gross losses of $1,264 ($1,219 in 2000 and $1,140 in 1999) were realized on those sales.

Investments with an amortized cost of $3,887 and $3,877 as of December 31, 2001 and 2000, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $559 in 2001.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2001 with an aggregate value of $3,049 and no foreclosures in 2000.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(5) FUTURE POLICY BENEFITS AND CLAIMS

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% of the total liability for future policy benefits as of December 31, 2001 and 2000, respectively) has been established based on the aggregate account value without reduction for surrender penalty provisions. The average interest rate to be credited on investment product policies was 6.3%, 6.1% and 6.4% for the years ended December 31, 2001, 2000 and 1999, respectively.

The liability for future policy benefits for traditional life products are based on the following mortality and interest rate assumptions without consideration for withdrawals. The mortality table and interest assumptions used for the majority of new policies are the 1980 CSO table with 4% to 5% interest. With respect to older policies, the mortality table and interest assumptions used are primarily the 1958 CSO table with 4% interest and the 1980 CSO table with 4%-6% interest.

The liability for future policy benefits for individual accident and health policies includes liabilities for active lives, disabled lives and unearned premiums. The liability for active lives is calculated on a two-year preliminary term basis at 3% to 6% interest, using either the 1964 Commissioner's Disability Table (policies issued prior to 1990) or the 1985 Commissioner's Individual Disability Table A (policies issued after 1989). The liability for disabled lives are calculated using either the 1985 Commissioner's Individual Disability Table A at 5% to 5.5% interest (claims incurred after 1989) or the 1971 modification of the 1964 Commissioner's Disability Table, at 3.5% interest (claims incurred prior to 1990).

(6) FEDERAL INCOME TAX

Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2001.

Total Federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. Federal income tax rate to income before federal income tax as follows:

                                                    2001             2000             1999
                                               --------------   --------------   --------------
                                               AMOUNT     %     AMOUNT     %     AMOUNT     %
                                               -------   ----   -------   ----   -------   ----
Computed (expected) tax expense                $10,721   35.0   $18,447   35.0   $15,703   35.0
Dividends received deduction and tax exempt
  interest                                         (43)  (0.1)     (192)  (0.4)      (87)  (0.6)
Other, net                                      (2,492)  (8.1)      192    0.4        87    0.6
                                               -------   ----   -------   ----   -------   ----
          Total expense and effective rate     $ 8,186   26.8   $18,447   35.0   $15,703   35.0
                                               =======   ====   =======   ====   =======   ====

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 relate to the following:

                                                            2001       2000
                                                          --------    -------
Deferred tax assets:
  Future policy benefits                                  $108,417     90,151
  Mortgage loans on real estate                                774      1,182
  Other                                                        449         --
                                                          --------    -------
          Total gross deferred tax assets                  109,640     91,333
                                                          --------    -------
Deferred tax liabilities:
  Deferred policy acquisition costs                         44,358     44,942
  Fixed maturity securities available-for-sale               4,487      1,233
  Reinsurance recoverable                                   62,923     54,260
  Other                                                      2,188        787
                                                          --------    -------
          Total gross deferred tax liabilities             113,956    101,222
                                                          --------    -------
          Net deferred tax liability                      $ (4,316)    (9,889)
                                                          ========    =======

The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2001 and 2000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2001.

(7) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following methods and assumptions were used by the Company in estimating its fair value disclosures:

     Cash, Short-Term Investments, Policy Loans, and Other Policyholder Funds -- The carrying amount reported in the balance sheet for these instruments approximate their fair value.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

     Investment Securities -- Fair value for fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of the investments.

     Separate Account Assets and Liabilities -- The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

     Mortgage Loans on Real Estate -- The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Deferred and Immediate Annuities and Investment Contracts -- Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:

                                                              2000                      2000
                                                     ----------------------    ----------------------
                                                     CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                                      AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                     --------    ----------    --------    ----------
ASSETS:
  Investments:
     Fixed maturities available-for-sale             $654,073     654,073      707,731      707,731
     Fixed maturities held-to-maturity                 85,937      88,954       87,019       88,321
     Mortgage loans on real estate                    345,009     359,977      262,049      268,182
     Policy loans                                      52,230      52,230       48,767       48,767
     Short-term investments                                --          --       33,966       33,966
  Cash                                                 70,383      70,383       16,812       16,812
  Assets held in Separate Accounts                    163,415     163,415      166,950      166,950
LIABILITIES:
  Deferred and immediate annuity contracts            156,398     156,807      128,538      127,360
  Other policyholder funds                              2,329       2,329        1,897        1,897
  Liabilities related to Separate Accounts            163,415     163,415      166,950      166,950

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(8) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     (a) Financial Instruments with Off-Balance-Sheet Risk

        The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund venture capital partnerships of approximately $11,786 and $0 as of December 31, 2001 and 2000, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.

     (b) Significant Concentrations of Credit Risk

        Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 11% in any state at December 31, 2001. The summary below depicts loan exposure of remaining principal balances by type at December 31:

                                                    2001       2000
                                                  --------    -------
MORTGAGE ASSETS BY TYPE:
  Retail                                          $100,408     85,194
  Office                                            78,873     55,663
  Apartment                                         82,982     61,141
  Industrial                                        55,741     42,150
  Other                                             28,568     18,904
                                                  --------    -------
                                                   346,572    263,052
          Less valuation allowances                  1,563      1,003
                                                  --------    -------
          Total mortgage loans on real estate,
             net                                  $345,009    262,049
                                                  ========    =======

(9) REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

ONLAC exceeds the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2001. Also, the impact of adoption of Codification as of January 1, 2001 (see note 3) did not have a material impact on ONLAC's RBC level.

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of unassigned statutory surplus as of the preceding December 31. The Company paid dividends of $24,000 in 2001 (none in 2000 and 1999). Dividends of approximately $10,677 may be paid in 2002 without prior approval.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(10) RELATED PARTY TRANSACTIONS

The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing and related services to ONLAC. This agreement resulted in charges to the Company of approximately $18,600, $16,600 and $14,000 in 2001, 2000 and 1999,
respectively.

On April 30, 2001, the Company sold fixed maturity securities with a carrying value of $100,390 to ONLIC. In exchange for these securities, the Company received limited partnerships valued at $29,737, mortgage loans valued at $68,799 and $1,854 in cash.

(11) REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, and other insurance companies. Amounts in the accompanying financial statements related to ceded business are as follows:

                                                  2001                    2000                    1999
                                          ---------------------   ---------------------   ---------------------
                                                        NON-                    NON-                    NON-
                                          AFFILIATE   AFFILIATE   AFFILIATE   AFFILIATE   AFFILIATE   AFFILIATE
                                          ---------   ---------   ---------   ---------   ---------   ---------
Premiums                                   $27,432      33,576     25,985      29,871      25,495      21,669
Benefits incurred                           16,826      15,490     13,253      16,455      12,943      12,704
Commission and expense allowances            1,165       6,989      1,285       5,893       2,889       2,984
Reinsurance recoverable:
     Reserves for future policy benefits    75,554     100,763     74,746      79,223      50,111      57,064
     Policy and contract claims payable      3,205       1,541        501         556       1,609       1,663

Net traditional life and accident and health insurance premium income in 2001, 2000 and 1999 is summarized as follows:

                                                          2001       2000       1999
                                                         -------    -------    -------
Direct premiums earned                                   $66,438     61,514     53,701
Reinsurance assumed                                        2,098      2,142      2,172
Reinsurance ceded                                        (61,009)   (55,856)   (47,165)
                                                         -------    -------    -------
          Net premiums earned                            $ 7,527      7,800      8,708
                                                         =======    =======    =======

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Effective January 1, 2002, the Company terminated its individual life reinsurance agreement with The Ohio National Life Insurance Company, the Company's parent. The effect of the termination of this agreement will be a cost to the Company of approximately $10 million in 2002.

FORM 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(12) CONTINGENCIES

The Company is a defendant in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(13) OTHER COMPREHENSIVE INCOME

Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                    2001      2000      1999
                                                   ------    ------    -------
Unrealized gains (losses) on securities
  available-for-sale arising during the period:
     Net of adjustment to deferred policy
       acquisition costs                           $2,001    12,994    (26,481)
     Related Federal tax (expense) benefit           (568)   (5,196)    10,500
                                                   ------    ------    -------
          Net                                       1,433     7,798    (15,981)
                                                   ------    ------    -------
Less:
  Reclassification adjustment for net (losses)
     gains on securities available-for-sale
     realized during the period:
       Gross                                         (416)   (2,083)     5,557
       Related Federal tax benefit (expense)          146       729     (1,945)
                                                   ------    ------    -------
          Net                                        (270)   (1,354)     3,612
                                                   ------    ------    -------
Total other comprehensive income (loss)            $1,703     9,152    (19,593)
                                                   ======    ======    =======

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                       MONEY                                                        CAPITAL
                                       EQUITY         MARKET          BOND           OMNI        INTERNATIONAL    APPRECIATION
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                     -----------    -----------    -----------    -----------    -------------    ------------
Assets -- Investments at market
  value (note 2)...................  $31,837,334    $9,079,178     $3,240,586     $7,846,269      $12,693,302     $12,204,712
                                     ===========    ==========     ==========     ==========      ===========     ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3)......................  $31,837,334    $9,079,178     $3,240,586     $7,846,269      $12,693,302     $12,204,712
                                     ===========    ==========     ==========     ==========      ===========     ===========


                                      SMALL CAP
                                     SUBACCOUNT
                                     -----------
Assets -- Investments at market
  value (note 2)...................  $16,933,981
                                     ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3)......................  $16,933,981
                                     ===========

                                    INTERNATIONAL
                                        SMALL        AGGRESSIVE        CORE         GROWTH &        S&P 500        SOCIAL
                                       COMPANY         GROWTH         GROWTH         INCOME          INDEX        AWARENESS
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    -------------    -----------    -----------    -----------    -----------    -----------
Assets -- Investments at market
  value (note 2)..................   $ 2,956,702     $2,878,135     $2,678,934     $12,374,416    $18,286,748    $   306,252
                                     ===========     ==========     ==========     ===========    ===========    ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3).....................   $ 2,956,702     $2,878,135     $2,678,934     $12,374,416    $18,286,748    $   306,252
                                     ===========     ==========     ==========     ===========    ===========    ===========


                                     BLUE CHIP
                                    SUBACCOUNT
                                    -----------
Assets -- Investments at market
  value (note 2)..................  $   598,028
                                    ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3).....................  $   598,028
                                    ===========

                                                                                         JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                              HIGH                                      -----------------------------------------
                              EQUITY         INCOME         CAPITAL        NASDAQ                       WORLDWIDE
                              INCOME          BOND          GROWTH           100          GROWTH         GROWTH        BALANCED
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $   151,628    $  247,785     $1,811,952     $  197,228     $ 6,911,944    $ 5,686,148    $ 2,691,224
                            ===========    ==========     ==========     ==========     ===========    ===========    ===========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $   151,628    $  247,785     $1,811,952     $  197,228     $ 6,911,944    $ 5,686,148    $ 2,691,224
                            ===========    ==========     ==========     ==========     ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                  STRONG VARIABLE ANNUITY FUNDS
                            -----------------------------------------
                            OPPORTUNITY     MULTI CAP       MID-CAP
                                II          VALUE II       GROWTH II
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $1,144,032     $  340,388     $1,755,503
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $1,144,032     $  340,388     $1,755,503
                            ==========     ==========     ==========

                                                                           MORGAN
                                          GOLDMAN SACHS                    STANLEY
                            -----------------------------------------    -----------
                            VIT GROWTH      VIT CORE      VIT CAPITAL      US REAL
                             & INCOME       US EQUITY       GROWTH         ESTATE
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $  830,372     $  135,321     $  254,132     $  268,159
                            ==========     ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $  830,372     $  135,321     $  254,132     $  268,159
                            ==========     ==========     ==========     ==========

                                LAZARD RETIREMENT            PBHG
                            --------------------------    -----------
                             EMERGING         SMALL         TECH &
                              MARKET           CAP           COMM
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $  644,315     $1,634,246     $  117,758
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $  644,315     $1,634,246     $  117,758
                            ==========     ==========     ==========


                                    FIDELITY VIP SERVICE CL 2
                            -----------------------------------------
                            MID-CAP III     CONTRA II       GROWTH
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $  466,140     $  410,277     $  335,222
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $  466,140     $  410,277     $  335,222
                            ==========     ==========     ==========

                                JANUS ASPEN SERIES SERVICE SHARES
                            -----------------------------------------
                                            WORLDWIDE
                              GROWTH         GROWTH        BALANCED
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $1,045,766     $1,110,428     $1,247,432
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $1,045,766     $1,110,428     $1,247,432
                            ==========     ==========     ==========

                            JP MORGAN SERIES TRUST II
                            --------------------------
                               SMALL         MID-CAP
                              COMPANY         VALUE
                            SUBACCOUNT     SUBACCOUNT
                            -----------    -----------
Assets -- Investments at
  market value (note 2)...  $      143     $    4,626
                            ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $      143     $    4,626
                            ==========     ==========

                                    MFS INVESTMENT MANAGEMENT
                            -----------------------------------------
                                NEW         INVESTORS       MID CAP
                             DISCOVERY       GROWTH         GROWTH
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $    2,657     $    4,943     $    1,238
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $    2,657     $    4,943     $    1,238
                            ==========     ==========     ==========

                            MFS INVESTMENT MANAGEMENT
                            -----------
                               TOTAL
                              RETURN
                            SUBACCOUNT
                            -----------
Assets -- Investments at
  market value (note 2)...  $   49,624
                            ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $   49,624
                            ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                             EQUITY                                    MONEY MARKET
                                                           SUBACCOUNT                                   SUBACCOUNT
                                            -----------------------------------------    ----------------------------------------
                                               2001           2000           1999           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends....................  $    95,516    $ 1,875,070    $   103,759    $   202,038    $   219,131    $  157,294
  Risk & administrative expense (note
     4)...................................     (247,807)      (254,104)      (236,084)       (43,573)       (26,525)      (23,933)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net investment activity............     (152,291)     1,620,966       (132,325)       158,465        192,606       133,361
                                            -----------    -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0        115,765     13,411,033              0              0             0
     Realized gain (loss).................     (270,595)      (207,654)     1,165,160         (7,547)         7,486       (31,917)
     Unrealized loss......................   (2,684,221)    (4,169,717)    (8,842,357)             0              0             0
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments.....   (2,954,816)    (4,261,606)     5,733,836         (7,547)         7,486       (31,917)
                                            -----------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................  $(3,107,107)   $(2,640,640)   $ 5,601,511    $   150,918    $   200,092    $  101,444
                                            ===========    ===========    ===========    ===========    ===========    ==========

                                                              BOND                                         OMNI
                                                           SUBACCOUNT                                   SUBACCOUNT
                                           ------------------------------------------    ----------------------------------------
                                              2001            2000           1999           2001           2000           1999
                                           -----------     -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends...................  $   170,752     $   146,697    $  120,071     $   154,866    $   130,299    $  259,003
  Risk & administrative expense (note
     4)..................................      (20,173)        (15,841)      (13,410)        (62,015)       (82,486)      (89,113)
                                           -----------     -----------    -----------    -----------    -----------    ----------
       Net investment activity...........      150,579         130,856       106,661          92,851         47,813       169,890
                                           -----------     -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0               0             0               0      1,735,033       411,548
     Realized gain (loss)................       (1,058)        (14,604)       (6,506)       (378,674)       232,416       431,731
     Unrealized gain (loss)..............       38,294          (6,663)     (103,003)       (980,043)    (3,721,000)      164,688
                                           -----------     -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments....       37,236         (21,267)     (109,509)     (1,358,717)    (1,753,551)    1,007,967
                                           -----------     -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $   187,815     $   109,589    $   (2,848)    $(1,265,866)   $(1,705,738)   $1,177,857
                                           ===========     ===========    ===========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                          INTERNATIONAL                            CAPITAL APPRECIATION
                                                           SUBACCOUNT                                   SUBACCOUNT
                                            -----------------------------------------    ----------------------------------------
                                               2001           2000           1999           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends....................  $         0    $ 3,899,826    $         0    $    51,281    $ 1,108,205    $  181,793
  Risk & administrative expense (note
     4)...................................     (110,798)      (165,974)      (125,913)       (77,316)       (56,248)      (56,169)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net investment activity............     (110,798)     3,733,852       (125,913)       (26,035)     1,051,957       125,624
                                            -----------    -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0      1,504,779              0      1,015,327          8,097       700,498
     Realized gain (loss).................     (514,895)       772,321        (55,726)        43,195        (51,838)       36,655
     Unrealized gain (loss)...............   (4,837,063)   (11,248,050)    10,000,013       (165,153)     1,086,250      (450,311)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments.....   (5,351,958)    (8,970,950)     9,944,287        893,369      1,042,509       286,842
                                            -----------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................  $(5,462,756)   $(5,237,098)   $ 9,818,374    $   867,334    $ 2,094,466    $  412,466
                                            ===========    ===========    ===========    ===========    ===========    ==========

                                                            SMALL CAP                          INTERNATIONAL SMALL COMPANY
                                                           SUBACCOUNT                                   SUBACCOUNT
                                            -----------------------------------------    ----------------------------------------
                                               2001           2000           1999           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends....................  $         0    $ 1,697,800    $         0    $         0    $         0    $        0
  Risk & administrative expense (note
     4)...................................     (128,290)      (183,660)      (100,544)       (25,376)       (37,705)      (20,937)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net investment activity............     (128,290)     1,514,140       (100,544)       (25,376)       (37,705)      (20,937)
                                            -----------    -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0      2,858,005      5,797,375              0        245,250       479,458
     Realized gain (loss).................     (354,253)       707,796        307,091       (120,009)       141,064       202,058
     Unrealized gain (loss)...............   (3,437,379)    (7,883,839)     5,205,819     (1,091,565)    (2,137,347)    1,832,353
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments.....   (3,791,632)    (4,318,038)    11,310,285     (1,211,574)    (1,751,033)    2,513,869
                                            -----------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................  $(3,919,922)   $(2,803,898)   $11,209,741    $(1,236,950)   $(1,788,738)   $2,492,932
                                            ===========    ===========    ===========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                        AGGRESSIVE GROWTH                              CORE GROWTH
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             ----------------------------------------    ----------------------------------------
                                                2001           2000           1999          2001           2000           1999
                                             -----------    -----------    ----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends.....................  $    32,620    $         0    $        0    $         0    $   474,511    $        0
  Risk & administrative expense (note 4)...      (22,074)       (31,124)      (26,551)       (22,452)       (36,095)      (14,942)
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net investment activity.............       10,546        (31,124)      (26,551)       (22,452)       438,416       (14,942)
                                             -----------    -----------    ----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............            0              0             0         27,425        235,726       763,382
     Realized gain (loss)..................     (156,386)        20,259       (41,002)      (395,289)       147,702       115,808
     Unrealized gain (loss)................   (1,078,272)    (1,336,236)      248,666     (1,338,547)    (1,923,525)      875,700
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net gain (loss) on investments......   (1,234,658)    (1,315,977)      207,664     (1,706,411)    (1,540,097)    1,754,890
                                             -----------    -----------    ----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................  $(1,224,112)   $(1,347,101)   $  181,113    $(1,728,863)   $(1,101,681)   $1,739,948
                                             ===========    ===========    ==========    ===========    ===========    ==========

                                                         GROWTH & INCOME                              S&P 500 INDEX
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             ----------------------------------------    ----------------------------------------
                                                2001           2000           1999          2001           2000           1999
                                             -----------    -----------    ----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends.....................  $   162,223    $ 1,439,314    $   17,648    $   365,757    $   586,350    $  355,574
  Risk & administrative expense (note 4)...      (94,276)      (102,079)      (60,687)      (132,521)      (138,866)     (103,243)
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net investment activity.............       67,947      1,337,235       (43,039)       233,236        447,484       252,331
                                             -----------    -----------    ----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............       10,239        389,114     1,905,785              0        153,012     1,388,105
     Realized gain (loss)..................     (110,693)       396,768        74,709       (226,459)       184,103       199,621
     Unrealized gain (loss)................   (1,829,027)    (3,347,968)    2,666,425     (2,705,218)    (2,865,408)    1,477,659
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net gain (loss) on investments......   (1,929,481)    (2,562,086)    4,646,919     (2,931,677)    (2,528,293)    3,065,385
                                             -----------    -----------    ----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................  $(1,861,534)   $(1,224,851)   $4,603,880    $(2,698,441)   $(2,080,809)   $3,317,716
                                             ===========    ===========    ==========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                      SOCIAL AWARENESS                      BLUE CHIP
                                                                         SUBACCOUNT                         SUBACCOUNT
                                                              --------------------------------    ------------------------------
                                                                2001        2000        1999        2001       2000      1999(b)
                                                              --------    --------    --------    --------    -------    -------
Investment activity:
  Reinvested dividends......................................  $      0    $      0    $  2,088    $  2,930    $ 1,372      $ 0
  Risk & administrative expense (note 4)....................    (2,383)     (3,192)     (3,374)     (3,190)    (1,135)       0
                                                              --------    --------    --------    --------    -------      ---
       Net investment activity..............................    (2,383)     (3,192)     (1,286)       (260)       237        0
                                                              --------    --------    --------    --------    -------      ---
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................         0           0           0           0         36        1
     Realized gain (loss)...................................   (14,987)     18,177     (62,411)       (709)       314        0
     Unrealized gain (loss).................................   (55,593)    (57,196)    131,316     (17,986)    12,621       10
                                                              --------    --------    --------    --------    -------      ---
       Net gain (loss) on investments.......................   (70,580)    (39,019)     68,905     (18,695)    12,971       11
                                                              --------    --------    --------    --------    -------      ---
          Net increase (decrease) in contract owners' equity
            from operations.................................  $(72,963)   $(42,211)   $ 67,619    $(18,955)   $13,208      $11
                                                              ========    ========    ========    ========    =======      ===

                                                                                              HIGH INCOME BOND
                                                           EQUITY INCOME SUBACCOUNT              SUBACCOUNT
                                                           ------------------------    -------------------------------
                                                              2001        2000(b)        2001        2000      1999(b)
                                                           ----------    ----------    --------    --------    -------
Investment activity:
  Reinvested dividends...................................   $  1,453      $    450     $ 18,750    $  2,352    $   526
  Risk & administrative expense (note 4).................       (677)         (201)      (1,024)       (243)       (17)
                                                            --------      --------     --------    --------    -------
       Net investment activity...........................        776           249       17,726       2,109        509
                                                            --------      --------     --------    --------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains............................          0             0            0           0          0
     Realized gain (loss)................................     (5,089)          104       (2,826)     (3,189)         1
     Unrealized loss.....................................     (5,610)       (7,151)     (12,731)     (3,154)      (347)
                                                            --------      --------     --------    --------    -------
       Net loss on investments...........................    (10,699)       (7,047)     (15,557)     (6,343)      (346)
                                                            --------      --------     --------    --------    -------
          Net increase (decrease) in contract owners'
            equity from operations.......................   $ (9,923)     $ (6,798)    $  2,169    $ (4,234)   $   163
                                                            ========      ========     ========    ========    =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                      CAPITAL GROWTH SUBACCOUNT              NASDAQ 100 SUBACCOUNT
                                               ----------------------------------------    --------------------------
                                                  2001           2000         1999(b)         2001          2000(c)
                                               -----------    -----------    ----------    -----------    -----------
Investment activity:
  Reinvested dividends.......................  $         0    $         0    $        0    $         0    $         0
  Risk & administrative expense (note 4).....      (13,580)       (14,838)          (84)          (788)           (10)
                                               -----------    -----------    ----------    -----------    -----------
       Net investment activity...............      (13,580)       (14,838)          (84)          (788)           (10)
                                               -----------    -----------    ----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................            0          1,346        25,879              0              0
     Realized gain (loss)....................     (286,265)      (108,562)          776        (13,493)           (66)
     Unrealized loss.........................      (48,531)      (872,475)       (6,339)       (17,337)        (3,269)
                                               -----------    -----------    ----------    -----------    -----------
       Net loss on investments...............     (334,796)      (979,691)       20,316        (30,830)        (3,335)
                                               -----------    -----------    ----------    -----------    -----------
          Net increase (decrease) in contract
            owners' equity from operations...  $  (348,376)   $  (994,529)   $   20,232    $   (31,618)   $    (3,345)
                                               ===========    ===========    ==========    ===========    ===========

                                                                    JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                               ----------------------------------------------------------------------------------
                                                          GROWTH SUBACCOUNT                     WORLDWIDE GROWTH SUBACCOUNT
                                               ----------------------------------------    --------------------------------------
                                                  2001           2000         1999(a)         2001           2000        1999(a)
                                               -----------    -----------    ----------    -----------    -----------    --------
Investment activity:
  Reinvested dividends.......................  $     5,212    $   210,081    $    6,902    $    29,649    $   132,452    $  1,005
  Risk & administrative expense (note 4).....      (57,295)       (63,219)      (14,713)       (45,295)       (47,124)     (6,966)
                                               -----------    -----------    ----------    -----------    -----------    --------
       Net investment activity...............      (52,083)       146,862        (7,811)       (15,646)        85,328      (5,961)
                                               -----------    -----------    ----------    -----------    -----------    --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................       15,120        495,036         6,806              0        428,233           0
     Realized gain (loss)....................     (371,422)        59,863         9,588       (185,220)        11,864       3,506
     Unrealized gain (loss)..................   (1,862,821)    (2,302,389)    1,075,487     (1,416,775)    (1,892,917)    954,815
                                               -----------    -----------    ----------    -----------    -----------    --------
       Net gain (loss) on investments........   (2,219,123)    (1,747,490)    1,091,881     (1,601,995)    (1,452,820)    958,321
                                               -----------    -----------    ----------    -----------    -----------    --------
          Net increase (decrease) in contract
            owners' equity from operations...  $(2,271,206)   $(1,600,628)   $1,084,070    $(1,617,641)   $(1,367,492)   $952,360
                                               ===========    ===========    ==========    ===========    ===========    ========

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                     JANUS ASPEN SERIES INSTITUTIONAL SHARES      STRONG VARIABLE ANNUITY FUNDS
                                                     ---------------------------------------    ---------------------------------
                                                               BALANCED SUBACCOUNT                  OPPORTUNITY II SUBACCOUNT
                                                     ---------------------------------------    ---------------------------------
                                                        2001           2000         1999(b)       2001         2000       1999(b)
                                                     -----------    -----------    ---------    ---------    ---------    -------
Investment activity:
  Reinvested dividends.............................   $  67,530      $  95,360       $  583     $   4,119    $   1,087    $     0
  Risk & administrative expense (note 4)...........     (18,116)        (9,300)         (18)       (5,455)      (1,814)        (3)
                                                      ---------      ---------       ------     ---------    ---------    -------
       Net investment activity.....................      49,414         86,060          565        (1,336)        (727)        (3)
                                                      ---------      ---------       ------     ---------    ---------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains......................           0         89,771            0       163,009       57,424          0
     Realized gain (loss)..........................     (28,947)        (3,530)         191       (22,244)       1,395          0
     Unrealized gain (loss)........................    (141,137)      (217,507)       1,157      (154,158)     (56,037)       246
                                                      ---------      ---------       ------     ---------    ---------    -------
       Net gain (loss) on investments..............    (170,084)      (131,266)       1,348       (13,393)       2,782        246
                                                      ---------      ---------       ------     ---------    ---------    -------
          Net increase (decrease) in contract
            owners' equity from operations.........   $(120,670)     $ (45,206)      $1,913     $ (14,729)   $   2,055    $   243
                                                      =========      =========       ======     =========    =========    =======

                                                                               STRONG VARIABLE ANNUITY FUNDS
                                                           ----------------------------------------------------------------------
                                                             MULTI CAP VALUE II SUBACCOUNT        MID-CAP GROWTH II SUBACCOUNT
                                                           ---------------------------------    ---------------------------------
                                                             2001         2000       1999(b)      2001         2000       1999(b)
                                                           ---------    ---------    -------    ---------    ---------    -------
Investment activity:
  Reinvested dividends...................................  $      13    $   1,025    $   20     $       0    $       0    $     0
  Risk & administrative expense (note 4).................     (2,258)      (1,385)       (3)      (12,882)      (9,537)      (107)
                                                           ---------    ---------    ------     ---------    ---------    -------
       Net investment activity...........................     (2,245)        (360)       17       (12,882)      (9,537)      (107)
                                                           ---------    ---------    ------     ---------    ---------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains............................        109            0        91             0      128,565          0
     Realized gain (loss)................................     (2,513)       5,741        36      (160,074)     (44,438)       453
     Unrealized gain (loss)..............................     10,592        3,339      (122)     (518,152)    (512,724)    25,711
                                                           ---------    ---------    ------     ---------    ---------    -------
       Net gain (loss) on investments....................      8,188        9,080         5      (678,226)    (428,597)    26,164
                                                           ---------    ---------    ------     ---------    ---------    -------
          Net increase (decrease) in contract owners'
            equity from operations.......................  $   5,943    $   8,720    $   22     $(691,108)   $(438,134)   $26,057
                                                           =========    =========    ======     =========    =========    =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                                        GOLDMAN SACHS
                                                              -----------------------------------------------------------------
                                                              VIT GROWTH & INCOME SUBACCOUNT     VIT CORE US EQUITY SUBACCOUNT
                                                              -------------------------------    ------------------------------
                                                                2001        2000      1999(a)      2001       2000      1999(b)
                                                              --------    --------    -------    --------    -------    -------
Investment activity:
  Reinvested dividends......................................  $  3,918    $  3,377    $ 7,699    $    612    $   597     $ 25
  Risk & administrative expense (note 4)....................    (6,428)     (6,515)    (1,357)       (777)      (295)      (4)
                                                              --------    --------    -------    --------    -------     ----
       Net investment activity..............................    (2,510)     (3,138)     6,342        (165)       302       21
                                                              --------    --------    -------    --------    -------     ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................         0           0          0           0        532       88
     Realized gain (loss)...................................   (22,476)        621     (1,291)     (9,305)    (2,349)     (15)
     Unrealized gain (loss).................................   (70,286)    (43,928)     5,904      (8,079)    (7,110)     283
                                                              --------    --------    -------    --------    -------     ----
       Net gain (loss) on investments.......................   (92,762)    (43,307)     4,613     (17,384)    (8,927)     356
                                                              --------    --------    -------    --------    -------     ----
          Net increase (decrease) in contract owners' equity
             from operations................................  $(95,272)   $(46,445)   $10,955    $(17,549)   $(8,625)    $377
                                                              ========    ========    =======    ========    =======     ====

                                                                                                   MORGAN STANLEY
                                                                       GOLDMAN SACHS             -------------------
                                                              -------------------------------      US REAL ESTATE
                                                               VIT CAPITAL GROWTH SUBACCOUNT         SUBACCOUNT
                                                              -------------------------------    -------------------
                                                                2001        2000      1999(b)      2001      2000(b)
                                                              --------    --------    -------    --------    -------
Investment activity:
  Reinvested dividends......................................  $    378    $    352    $    18    $  9,821    $ 5,701
  Risk & administrative expense (note 4)....................    (1,527)     (1,062)       (12)     (2,014)    (2,007)
                                                              --------    --------    -------    --------    -------
       Net investment activity..............................    (1,149)       (710)         6       7,807      3,694
                                                              --------    --------    -------    --------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................       775      18,774        521       2,126      1,579
     Realized gain (loss)...................................    (6,665)    (19,834)       415      11,732     14,632
     Unrealized gain (loss).................................   (25,715)    (12,242)       472       1,512     19,989
                                                              --------    --------    -------    --------    -------
       Net gain (loss) on investments.......................   (31,605)    (13,302)     1,408      15,370     36,200
                                                              --------    --------    -------    --------    -------
          Net increase (decrease) in contract owners' equity
             from operations................................  $(32,754)   $(14,012)   $ 1,414    $ 23,177    $39,894
                                                              ========    ========    =======    ========    =======

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                                       LAZARD RETIREMENT
                                                              -------------------------------------------------------------------
                                                                 EMERGING MARKET SUBACCOUNT             SMALL CAP SUBACCOUNT
                                                              ---------------------------------    ------------------------------
                                                                2001        2000       1999(b)       2001       2000      1999(b)
                                                              --------    ---------    --------    --------    -------    -------
Investment activity:
  Reinvested dividends......................................  $  3,035    $   1,042    $  1,046    $    981    $   565     $  3
  Risk & administrative expense (note 4)....................    (4,593)      (4,427)       (606)     (5,519)    (1,132)      (5)
                                                              --------    ---------    --------    --------    -------     ----
       Net investment activity..............................    (1,558)      (3,385)        440      (4,538)      (567)      (2)
                                                              --------    ---------    --------    --------    -------     ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................         0       22,252           0      85,213      2,158       37
     Realized gain (loss)...................................   (25,737)       7,737       5,449       5,709      3,588        0
     Unrealized gain (loss).................................   (15,295)    (226,158)    107,388      80,403     22,274      536
                                                              --------    ---------    --------    --------    -------     ----
       Net gain (loss) on investments.......................   (41,032)    (196,169)    112,837     171,325     28,020      573
                                                              --------    ---------    --------    --------    -------     ----
          Net increase (decrease) in contract owners' equity
            from operations.................................  $(42,590)   $(199,554)   $113,277    $166,787    $27,453     $571
                                                              ========    =========    ========    ========    =======     ====

                                                                 PBHG                        FIDELITY VIP SERVICE CL 2
                                                        -----------------------    ----------------------------------------------
                                                        TECH & COMM SUBACCOUNT     MID-CAP III SUBACCOUNT    CONTRA II SUBACCOUNT
                                                        -----------------------    ----------------------    --------------------
                                                          2001        2000(c)        2001        2000(c)       2001      2000(c)
                                                        ---------    ----------    ---------    ---------    --------    --------
Investment activity:
  Reinvested dividends................................  $      0     $       0     $      0     $     30     $    92       $  0
  Risk & administrative expense (note 4)..............      (389)           (3)      (1,320)          (3)       (666)       (11)
                                                        --------     ---------     --------     --------     -------       ----
       Net investment activity........................      (389)           (3)      (1,320)          27        (574)       (11)
                                                        --------     ---------     --------     --------     -------       ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.........................    57,886             0            0            0         344          0
     Realized gain (loss).............................    (6,505)         (138)        (436)           4      (3,295)        (2)
     Unrealized gain (loss)...........................   (87,045)       (1,276)      18,348          214       3,474        (70)
                                                        --------     ---------     --------     --------     -------       ----
       Net gain (loss) on investments.................   (35,664)       (1,414)      17,912          218         523        (72)
                                                        --------     ---------     --------     --------     -------       ----
          Net increase (decrease) in contract owners'
            equity from operations....................  $(36,053)    $  (1,417)    $ 16,592     $    245     $   (51)      $(83)
                                                        ========     =========     ========     ========     =======       ====

---------------

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                                        JANUS ASPEN SERIES SERVICE SHARES
                                                   FIDELITY VIP SERVICE CL 2     ------------------------------------------------
                                                   --------------------------                                 WORLDWIDE GROWTH
                                                       GROWTH SUBACCOUNT            GROWTH SUBACCOUNT            SUBACCOUNT
                                                   --------------------------    -----------------------    ---------------------
                                                       2001         2000(c)        2001        2000(c)         2001       2000(c)
                                                   ------------    ----------    ---------    ----------    ----------    -------
Investment activity:
  Reinvested dividends...........................    $     32        $   0       $       0     $     0      $   2,051     $    26
  Risk & administrative expense (note 4).........      (1,092)         (13)         (5,416)        (52)        (4,068)        (41)
                                                     --------        -----       ---------     -------      ---------     -------
       Net investment activity...................      (1,060)         (13)         (5,416)        (52)        (2,017)        (15)
                                                     --------        -----       ---------     -------      ---------     -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................       3,010            0           1,768           0              0           0
     Realized gain (loss)........................      (4,237)        (208)        (46,972)       (225)       (15,682)        133
     Unrealized loss.............................     (15,228)        (546)       (181,891)     (6,790)      (113,749)     (3,273)
                                                     --------        -----       ---------     -------      ---------     -------
       Net loss on investments...................     (16,455)        (754)       (227,095)     (7,015)      (129,431)     (3,140)
                                                     --------        -----       ---------     -------      ---------     -------
          Net decrease in contract owners' equity
            from operations......................    $(17,515)       $(767)      $(232,511)    $(7,067)     $(131,448)    $(3,155)
                                                     ========        =====       =========     =======      =========     =======

                                                                                            JP MORGAN SERIES TRUST II
                                                        JANUS ASPEN SERIES                  --------------------------
                                                          SERVICE SHARES                       SMALL         MID CAP
                                                       --------------------                   COMPANY         VALUE
                                                       BALANCED SUBACCOUNT                  SUBACCOUNT     SUBACCOUNT
                                                       --------------------                 -----------    -----------
                                                         2001       2000(c)                   2001(d)        2001(d)
                                                       ---------    -------                   -------        -------
Investment activity:
  Reinvested dividends...............................  $ 14,921      $ 408                    $     0       $       0
  Risk & administrative expense (note 4).............    (3,758)       (42)                         0              (2)
                                                       --------      -----                    -------       ---------
       Net investment activity.......................    11,163        366                          0              (2)
                                                       --------      -----                    -------       ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................         0          0                          0               0
     Realized gain (loss)............................    (2,706)       (72)                         0               0
     Unrealized gain (loss)..........................   (22,041)       309                          3              99
                                                       --------      -----                    -------       ---------
       Net gain (loss) on investments................   (24,747)       237                          3              99
                                                       --------      -----                    -------       ---------
          Net increase (decrease) in contract owners'
            equity from operations...................  $(13,584)     $ 603                    $     3       $      97
                                                       ========      =====                    =======       =========

---------------

(c) Period from October 16, 2000, date of commencement of operations.

(d) Period from November 1, 2001, date of commencement of operations.
    The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                  MFS INVESTMENT MANAGEMENT
                                                     ----------------------------------------------------
                                                        NEW        INVESTORS      MID CAP        TOTAL
                                                     DISCOVERY       GROWTH        GROWTH        RETURN
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ----------    ----------    ----------    ----------
                                                      2001(d)       2001(d)       2001(d)       2001(d)
                                                     ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.............................     $  0          $ 0           $  0          $  0
  Risk & administrative expense (note 4)...........       (2)          (5)            (1)          (11)
                                                        ----          ---           ----          ----
       Net investment activity.....................       (2)          (5)            (1)          (11)
                                                        ----          ---           ----          ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains......................        0            0              0             0
     Realized gain (loss)..........................        1            1              0            (7)
     Unrealized gain (loss)........................      161           39            (16)          634
                                                        ----          ---           ----          ----
       Net gain (loss) on investments..............      162           40            (16)          627
                                                        ----          ---           ----          ----
          Net increase (decrease) in contract
            owners' equity from operations.........     $160          $35           $(17)         $616
                                                        ====          ===           ====          ====

---------------

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                    EQUITY                                   MONEY MARKET
                                                  SUBACCOUNT                                  SUBACCOUNT
                                    ---------------------------------------   ------------------------------------------
                                       2001          2000          1999           2001           2000           1999
                                    -----------   -----------   -----------   ------------   ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $  (152,291)  $ 1,620,966   $  (132,325)  $    158,465   $    192,606   $    133,361
  Reinvested capital gains........            0       115,765    13,411,033              0              0              0
  Realized gain (loss)............     (270,595)     (207,654)    1,165,160         (7,547)         7,486        (31,917)
  Unrealized gain (loss)..........   (2,684,221)   (4,169,717)   (8,842,357)             0              0              0
                                    -----------   -----------   -----------   ------------   ------------   ------------
    Net increase (decrease) in
      contract owners' equity from
      operations..................   (3,107,107)   (2,640,640)    5,601,511        150,918        200,092        101,444
                                    -----------   -----------   -----------   ------------   ------------   ------------
Equity transactions:
  Contract purchase payments......    4,394,062     4,670,530     5,012,273     12,830,843     13,710,439      6,289,867
  Transfers from fixed & other
    subaccounts...................    2,342,131     4,078,552     2,442,831      7,124,105      4,708,475      5,592,228
  Withdrawals, surrenders & death
    benefit payments (note 5).....   (1,070,834)   (1,045,421)   (1,283,863)      (243,297)      (470,954)       (22,532)
  Transfers to fixed & other
    subaccounts...................   (1,897,966)   (4,454,560)   (6,010,815)   (14,781,040)   (17,491,135)   (11,367,686)
  Cost of insurance &
    administrative fee (note 5)...   (2,351,119)   (1,947,740)   (2,060,563)      (625,500)      (411,763)      (283,708)
                                    -----------   -----------   -----------   ------------   ------------   ------------
    Net equity transactions.......    1,416,274     1,301,361    (1,900,137)     4,305,111         45,062        208,169
                                    -----------   -----------   -----------   ------------   ------------   ------------
      Net change in contract
         owners' equity...........   (1,690,833)   (1,339,279)    3,701,374      4,456,029        245,154        309,613
Contract owners' equity:
  Beginning of period.............   33,528,167    34,867,446    31,166,072      4,623,149      4,377,995      4,068,382
                                    -----------   -----------   -----------   ------------   ------------   ------------
  End of period...................  $31,837,334   $33,528,167   $34,867,446   $  9,079,178   $  4,623,149   $  4,377,995
                                    ===========   ===========   ===========   ============   ============   ============
Change in units:
  Beginning units.................      992,625       956,502     1,017,189        241,942        241,831        234,262
                                    -----------   -----------   -----------   ------------   ------------   ------------
  Units purchased.................      194,498       227,284       217,408        887,584        911,914        490,875
  Units redeemed..................     (149,996)     (191,161)     (278,095)      (668,343)      (911,803)      (483,306)
                                    -----------   -----------   -----------   ------------   ------------   ------------
  Ending units....................    1,037,127       992,625       956,502        461,183        241,942        241,831
                                    ===========   ===========   ===========   ============   ============   ============

                                                     BOND
                                                  SUBACCOUNT
                                    ---------------------------------------
                                       2001          2000          1999
                                    -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $  150,579    $  130,856    $  106,661
  Reinvested capital gains........           0             0             0
  Realized gain (loss)............      (1,058)      (14,604)       (6,506)
  Unrealized gain (loss)..........      38,294        (6,663)     (103,003)
                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity from
      operations..................     187,815       109,589        (2,848)
                                    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments......     373,285       382,750       419,790
  Transfers from fixed & other
    subaccounts...................     831,489       890,077       256,378
  Withdrawals, surrenders & death
    benefit payments (note 5).....     (19,906)     (112,895)     (103,237)
  Transfers to fixed & other
    subaccounts...................    (315,907)     (695,738)     (243,107)
  Cost of insurance &
    administrative fee (note 5)...    (157,457)     (111,329)     (122,471)
                                    ----------    ----------    ----------
    Net equity transactions.......     711,504       352,865       207,353
                                    ----------    ----------    ----------
      Net change in contract
         owners' equity...........     899,319       462,454       204,505
Contract owners' equity:
  Beginning of period.............   2,341,267     1,878,813     1,674,308
                                    ----------    ----------    ----------
  End of period...................  $3,240,586    $2,341,267    $1,878,813
                                    ==========    ==========    ==========
Change in units:
  Beginning units.................     107,023        90,240        80,280
                                    ----------    ----------    ----------
  Units purchased.................      43,314        35,344        31,567
  Units redeemed..................     (12,680)      (18,561)      (21,607)
                                    ----------    ----------    ----------
  Ending units....................     137,657       107,023        90,240
                                    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                    OMNI                                  INTERNATIONAL
                                                 SUBACCOUNT                                 SUBACCOUNT
                                   ---------------------------------------   ----------------------------------------
                                      2001          2000          1999          2001           2000          1999
                                   -----------   -----------   -----------   -----------   ------------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $    92,851   $    47,813   $   169,890   $  (110,798)  $  3,733,852   $  (125,913)
  Reinvested capital gains.......            0     1,735,033       411,548             0      1,504,779             0
  Realized gain (loss)...........     (378,674)      232,416       431,731      (514,895)       772,321       (55,726)
  Unrealized gain (loss).........     (980,043)   (3,721,000)      164,688    (4,837,063)   (11,248,050)   10,000,013
                                   -----------   -----------   -----------   -----------   ------------   -----------
    Net increase (decrease) in
      contract owners' equity
      from operations............   (1,265,866)   (1,705,738)    1,177,857    (5,462,756)    (5,237,098)    9,818,374
                                   -----------   -----------   -----------   -----------   ------------   -----------
Equity transactions:
  Contract purchase payments.....    1,376,261     1,603,215     2,179,009     2,327,420      2,835,534     3,266,962
  Transfers from fixed & other
    subaccounts..................      918,240       472,834       934,257       918,156      1,586,999       954,384
  Withdrawals, surrenders & death
    benefit payments (note 5)....     (389,584)     (485,938)     (600,731)     (603,141)      (811,388)     (881,527)
  Transfers to fixed & other
    subaccounts..................   (1,368,142)   (1,769,697)   (2,971,645)   (1,690,945)    (3,003,437)   (4,697,047)
  Cost of insurance &
    administrative fee (note
    5)...........................     (673,423)     (674,733)     (841,801)   (1,101,542)    (1,184,763)   (1,206,179)
                                   -----------   -----------   -----------   -----------   ------------   -----------
    Net equity transactions......     (136,648)     (854,319)   (1,300,911)     (150,052)      (577,055)   (2,563,407)
                                   -----------   -----------   -----------   -----------   ------------   -----------
      Net change in contract
         owners' equity..........   (1,402,514)   (2,560,057)     (123,054)   (5,612,808)    (5,814,153)    7,254,967
Contract owners' equity:
  Beginning of period............    9,248,783    11,808,840    11,931,894    18,306,110     24,120,263    16,865,296
                                   -----------   -----------   -----------   -----------   ------------   -----------
  End of period..................  $ 7,846,269   $ 9,248,783   $11,808,840   $12,693,302   $ 18,306,110   $24,120,263
                                   ===========   ===========   ===========   ===========   ============   ===========
Change in units:
  Beginning units................      352,906       380,822       425,296       809,614        823,799       957,063
                                   -----------   -----------   -----------   -----------   ------------   -----------
  Units purchased................       90,689        60,759       103,983       150,225        138,042       214,815
  Units redeemed.................      (96,616)      (88,675)     (148,457)     (156,841)      (152,227)     (348,079)
                                   -----------   -----------   -----------   -----------   ------------   -----------
  Ending units...................      346,979       352,906       380,822       802,998        809,614       823,799
                                   ===========   ===========   ===========   ===========   ============   ===========

                                            CAPITAL APPRECIATION
                                                 SUBACCOUNT
                                   ---------------------------------------
                                      2001          2000          1999
                                   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $   (26,035)  $1,051,957    $   125,624
  Reinvested capital gains.......    1,015,327        8,097        700,498
  Realized gain (loss)...........       43,195      (51,838)        36,655
  Unrealized gain (loss).........     (165,153)   1,086,250       (450,311)
                                   -----------   ----------    -----------
    Net increase (decrease) in
      contract owners' equity
      from operations............      867,334    2,094,466        412,466
                                   -----------   ----------    -----------
Equity transactions:
  Contract purchase payments.....    1,619,408    1,419,211      1,870,385
  Transfers from fixed & other
    subaccounts..................    3,066,605    1,234,985        851,618
  Withdrawals, surrenders & death
    benefit payments (note 5)....     (355,503)    (240,255)      (262,934)
  Transfers to fixed & other
    subaccounts..................   (1,278,673)  (2,558,696)    (1,789,041)
  Cost of insurance &
    administrative fee (note
    5)...........................     (785,576)    (466,538)      (574,371)
                                   -----------   ----------    -----------
    Net equity transactions......    2,266,261     (611,293)        95,657
                                   -----------   ----------    -----------
      Net change in contract
         owners' equity..........    3,133,595    1,483,173        508,123
Contract owners' equity:
  Beginning of period............    9,071,117    7,587,944      7,079,821
                                   -----------   ----------    -----------
  End of period..................  $12,204,712   $9,071,117    $ 7,587,944
                                   ===========   ==========    ===========
Change in units:
  Beginning units................      393,332      429,437        423,380
                                   -----------   ----------    -----------
  Units purchased................      179,776      100,927        150,157
  Units redeemed.................      (87,072)    (137,032)      (144,100)
                                   -----------   ----------    -----------
  Ending units...................      486,036      393,332        429,437
                                   ===========   ==========    ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                    SMALL CAP                        INTERNATIONAL SMALL COMPANY
                                                   SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------------   ---------------------------------------
                                        2001          2000          1999          2001          2000          1999
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $  (128,290)  $ 1,514,140   $  (100,544)  $   (25,376)  $   (37,705)  $   (20,937)
  Reinvested capital gains.........            0     2,858,005     5,797,375             0       245,250       479,458
  Realized gain (loss).............     (354,253)      707,796       307,091      (120,009)      141,064       202,058
  Unrealized gain (loss)...........   (3,437,379)   (7,883,839)    5,205,819    (1,091,565)   (2,137,347)    1,832,353
                                     -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (3,919,922)   (2,803,898)   11,209,741    (1,236,950)   (1,788,738)    2,492,932
                                     -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......    2,886,327     3,193,041     2,645,343       690,438       777,303       603,036
  Transfers from fixed & other
    subaccounts....................    1,319,620     4,154,635     3,174,822       279,958     1,404,836     1,743,233
  Withdrawals, surrenders & death
    benefit payments (note 5)......     (448,434)     (745,585)     (515,999)      (94,295)     (102,112)     (109,397)
  Transfers to fixed & other
    subaccounts....................   (2,069,957)   (4,614,163)   (2,004,103)     (476,391)   (1,004,126)   (1,506,122)
  Cost of insurance &
    administrative fee (note 5)....   (1,378,439)   (1,380,374)   (1,018,712)     (278,189)     (275,798)     (207,469)
                                     -----------   -----------   -----------   -----------   -----------   -----------
    Net equity transactions........      309,117       607,554     2,281,351       121,521       800,103       523,281
                                     -----------   -----------   -----------   -----------   -----------   -----------
      Net change in contract
         owners' equity............   (3,610,805)   (2,196,344)   13,491,092    (1,115,429)     (988,635)    3,016,213
Contract owners' equity:
  Beginning of period..............   20,544,786    22,741,130     9,250,038     4,072,131     5,060,766     2,044,553
                                     -----------   -----------   -----------   -----------   -----------   -----------
  End of period....................  $16,933,981   $20,544,786   $22,741,130   $ 2,956,702   $ 4,072,131   $ 5,060,766
                                     ===========   ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units..................      606,632       591,732       493,227       207,195       178,216       149,011
                                     -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased..................      138,590       139,121       232,863        52,414        75,375       103,765
  Units redeemed...................     (128,143)     (124,221)     (134,358)      (45,294)      (46,396)      (74,560)
                                     -----------   -----------   -----------   -----------   -----------   -----------
  Ending units.....................      617,079       606,632       591,732       214,315       207,195       178,216
                                     ===========   ===========   ===========   ===========   ===========   ===========

                                                AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                                     ---------------------------------------
                                        2001          2000          1999
                                     -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $    10,546   $   (31,124)  $   (26,551)
  Reinvested capital gains.........            0             0             0
  Realized gain (loss).............     (156,386)       20,259       (41,002)
  Unrealized gain (loss)...........   (1,078,272)   (1,336,236)      248,666
                                     -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (1,224,112)   (1,347,101)      181,113
                                     -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......      890,901     1,065,456     1,136,033
  Transfers from fixed & other
    subaccounts....................      302,738       807,385       499,516
  Withdrawals, surrenders & death
    benefit payments (note 5)......      (49,562)      (99,671)     (182,042)
  Transfers to fixed & other
    subaccounts....................     (383,959)     (480,461)   (1,139,574)
  Cost of insurance &
    administrative fee (note 5)....     (297,364)     (296,749)     (338,621)
                                     -----------   -----------   -----------
    Net equity transactions........      462,754       995,960       (24,688)
                                     -----------   -----------   -----------
      Net change in contract
         owners' equity............     (761,358)     (351,141)      156,425
Contract owners' equity:
  Beginning of period..............    3,639,493     3,990,634     3,834,209
                                     -----------   -----------   -----------
  End of period....................  $ 2,878,135   $ 3,639,493   $ 3,990,634
                                     ===========   ===========   ===========
Change in units:
  Beginning units..................      318,530       251,875       254,032
                                     -----------   -----------   -----------
  Units purchased..................      129,423       118,526       109,858
  Units redeemed...................      (75,747)      (51,871)     (112,015)
                                     -----------   -----------   -----------
  Ending units.....................      372,206       318,530       251,875
                                     ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                   CORE GROWTH                             GROWTH & INCOME
                                                   SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------------   ---------------------------------------
                                        2001          2000          1999          2001          2000          1999
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   (22,452)  $   438,416   $  (14,942)   $    67,947   $ 1,337,235   $   (43,039)
  Reinvested capital gains.........       27,425       235,726      763,382         10,239       389,114     1,905,785
  Realized gain (loss).............     (395,289)      147,702      115,808       (110,693)      396,768        74,709
  Unrealized gain (loss)...........   (1,338,547)   (1,923,525)     875,700     (1,829,027)   (3,347,968)    2,666,425
                                     -----------   -----------   ----------    -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (1,728,863)   (1,101,681)   1,739,948     (1,861,534)   (1,224,851)    4,603,880
                                     -----------   -----------   ----------    -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......      811,115       781,387      438,214      2,294,828     2,767,462     2,601,488
  Transfers from fixed & other
    subaccounts....................      576,855     2,115,317    1,317,575      1,274,515     2,055,031     2,589,201
  Withdrawals, surrenders & death
    benefit payments (note 5)......      (60,627)     (146,070)     (82,138)      (282,219)     (217,604)     (263,243)
  Transfers to fixed & other
    subaccounts....................     (857,210)     (831,867)    (853,515)    (1,393,164)   (2,487,842)   (1,254,948)
  Cost of insurance &
    administrative fee (note 5)....     (287,631)     (281,960)    (166,365)      (985,324)     (818,039)     (645,343)
                                     -----------   -----------   ----------    -----------   -----------   -----------
    Net equity transactions........      182,502     1,636,807      653,771        908,636     1,299,008     3,027,155
                                     -----------   -----------   ----------    -----------   -----------   -----------
      Net change in contract
         owners' equity............   (1,546,361)      535,126    2,393,719       (952,898)       74,157     7,631,035
Contract owners' equity:
  Beginning of period..............    4,225,295     3,690,169    1,296,450     13,327,314    13,253,157     5,622,122
                                     -----------   -----------   ----------    -----------   -----------   -----------
  End of period....................  $ 2,678,934   $ 4,225,295   $3,690,169    $12,374,416   $13,327,314   $13,253,157
                                     ===========   ===========   ==========    ===========   ===========   ===========
Change in units:
  Beginning units..................      242,290       174,597      124,781        631,007       571,171       390,193
                                     -----------   -----------   ----------    -----------   -----------   -----------
  Units purchased..................       99,987       114,601      125,973        163,842       194,743       298,794
  Units redeemed...................      (86,450)      (46,908)     (76,157)      (116,601)     (134,907)     (117,816)
                                     -----------   -----------   ----------    -----------   -----------   -----------
  Ending units.....................      255,827       242,290      174,597        678,248       631,007       571,171
                                     ===========   ===========   ==========    ===========   ===========   ===========

                                                  S&P 500 INDEX
                                                   SUBACCOUNT
                                     ---------------------------------------
                                        2001          2000          1999
                                     -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   233,236   $   447,484   $   252,331
  Reinvested capital gains.........            0       153,012     1,388,105
  Realized gain (loss).............     (226,459)      184,103       199,621
  Unrealized gain (loss)...........   (2,705,218)   (2,865,408)    1,477,659
                                     -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (2,698,441)   (2,080,809)    3,317,716
                                     -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......    4,305,965     4,645,540     5,028,217
  Transfers from fixed & other
    subaccounts....................    2,766,524     3,634,503     7,673,684
  Withdrawals, surrenders & death
    benefit payments (note 5)......     (469,659)     (559,946)     (491,958)
  Transfers to fixed & other
    subaccounts....................   (2,383,220)   (4,573,493)   (3,445,258)
  Cost of insurance &
    administrative fee (note 5)....   (1,635,210)   (1,338,769)   (1,121,691)
                                     -----------   -----------   -----------
    Net equity transactions........    2,584,400     1,807,835     7,642,994
                                     -----------   -----------   -----------
      Net change in contract
         owners' equity............     (114,041)     (272,974)   10,960,710
Contract owners' equity:
  Beginning of period..............   18,400,789    18,673,763     7,713,053
                                     -----------   -----------   -----------
  End of period....................  $18,286,748   $18,400,789   $18,673,763
                                     ===========   ===========   ===========
Change in units:
  Beginning units..................      975,222       887,541       457,114
                                     -----------   -----------   -----------
  Units purchased..................      386,496       378,751       671,611
  Units redeemed...................     (235,061)     (291,070)     (241,184)
                                     -----------   -----------   -----------
  Ending units.....................    1,126,657       975,222       887,541
                                     ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                 SOCIAL AWARENESS
                                                                    SUBACCOUNT
                                                      ---------------------------------------
                                                         2001          2000          1999
                                                      -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $ (2,383)     $  (3,192)    $  (1,286)
  Reinvested capital gains..........................          0              0             0
  Realized gain (loss)..............................    (14,987)        18,177       (62,411)
  Unrealized gain (loss)............................    (55,593)       (57,196)      131,316
                                                       --------      ---------     ---------
    Net increase (decrease) in contract owners'
      equity from operations........................    (72,963)       (42,211)       67,619
                                                       --------      ---------     ---------
Equity transactions:
  Contract purchase payments........................     76,859        119,062       158,628
  Transfers from fixed & other subaccounts..........     44,536         42,430       116,135
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................    (16,981)       (11,651)       (6,911)
  Transfers to fixed & other subaccounts............    (59,415)      (176,361)     (363,431)
  Cost of insurance & administrative fee (note 5)...    (34,197)       (28,181)      (36,077)
                                                       --------      ---------     ---------
    Net equity transactions.........................     10,802        (54,701)     (131,656)
                                                       --------      ---------     ---------
      Net change in contract owners' equity.........    (62,161)       (96,912)      (64,037)
Contract owners' equity:
  Beginning of period...............................    368,413        465,325       529,362
                                                       --------      ---------     ---------
  End of period.....................................   $306,252      $ 368,413     $ 465,325
                                                       ========      =========     =========
Change in units:
  Beginning units...................................     37,937         41,479        55,122
                                                       --------      ---------     ---------
  Units purchased...................................     11,295         13,455        24,757
  Units redeemed....................................     (9,625)       (16,997)      (38,400)
                                                       --------      ---------     ---------
  Ending units......................................     39,607         37,937        41,479
                                                       ========      =========     =========

                                                                     BLUE CHIP                        EQUITY INCOME
                                                                    SUBACCOUNT                         SUBACCOUNT
                                                      ---------------------------------------   -------------------------
                                                         2001          2000         1999(b)        2001         2000(b)
                                                      -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   (260)     $     237       $  0        $    776       $   249
  Reinvested capital gains..........................          0             36          1               0             0
  Realized gain (loss)..............................       (709)           314          0          (5,089)          104
  Unrealized gain (loss)............................    (17,986)        12,621         10          (5,610)       (7,151)
                                                       --------      ---------       ----        --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................    (18,955)        13,208         11          (9,923)       (6,798)
                                                       --------      ---------       ----        --------       -------
Equity transactions:
  Contract purchase payments........................    131,579         43,866          0          53,625        10,616
  Transfers from fixed & other subaccounts..........    237,695        574,678        462         132,420        64,053
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................        (16)             0          0             (35)            0
  Transfers to fixed & other subaccounts............    (70,576)      (270,311)         0         (69,608)       (9,767)
  Cost of insurance & administrative fee (note 5)...    (33,576)       (10,032)        (5)        (10,429)       (2,526)
                                                       --------      ---------       ----        --------       -------
    Net equity transactions.........................    265,106        338,201        457         105,973        62,376
                                                       --------      ---------       ----        --------       -------
      Net change in contract owners' equity.........    246,151        351,409        468          96,050        55,578
Contract owners' equity:
  Beginning of period...............................    351,877            468          0          55,578             0
                                                       --------      ---------       ----        --------       -------
  End of period.....................................   $598,028      $ 351,877       $468        $151,628       $55,578
                                                       ========      =========       ====        ========       =======
Change in units:
  Beginning units...................................     33,841             45          0           5,860             0
                                                       --------      ---------       ----        --------       -------
  Units purchased...................................     30,909         34,808         45          14,252         6,463
  Units redeemed....................................     (4,246)        (1,012)         0          (1,845)         (603)
                                                       --------      ---------       ----        --------       -------
  Ending units......................................     60,504         33,841         45          18,267         5,860
                                                       ========      =========       ====        ========       =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                HIGH INCOME BOND                           CAPITAL GROWTH
                                                   SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------------   ---------------------------------------
                                        2001          2000         1999(b)        2001          2000         1999(b)
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $  17,726     $  2,109       $   509     $  (13,580)   $   (14,838)   $    (84)
  Reinvested capital gains.........           0            0             0              0          1,346      25,879
  Realized gain (loss).............      (2,826)      (3,189)            1       (286,265)      (108,562)        776
  Unrealized loss..................     (12,731)      (3,154)         (347)       (48,531)      (872,475)     (6,339)
                                      ---------     --------       -------     ----------    -----------    --------
    Net increase (decrease) in
      contract owners' equity from
      operations...................       2,169       (4,234)          163       (348,376)      (994,529)     20,232
                                      ---------     --------       -------     ----------    -----------    --------
Equity transactions:
  Contract purchase payments.......      85,690       16,548             0        591,010        741,707      16,540
  Transfers from fixed & other
    subaccounts....................     218,188       71,928        58,507        300,962      3,086,418     284,457
  Withdrawals, surrenders & death
    benefit payments (note 5)......      (3,064)        (544)         (171)       (12,610)       (46,486)       (261)
  Transfers to fixed & other
    subaccounts....................    (100,624)     (77,466)            0       (517,946)    (1,014,430)    (22,030)
  Cost of insurance &
    administrative fee (note 5)....     (16,123)      (3,120)          (62)      (164,399)      (107,687)       (620)
                                      ---------     --------       -------     ----------    -----------    --------
    Net equity transactions........     184,067        7,346        58,274        197,017      2,659,522     278,086
                                      ---------     --------       -------     ----------    -----------    --------
      Net change in contract
         owners' equity............     186,236        3,112        58,437       (151,359)     1,664,993     298,318
Contract owners' equity:
  Beginning of period..............      61,549       58,437             0      1,963,311        298,318           0
                                      ---------     --------       -------     ----------    -----------    --------
  End of period....................   $ 247,785     $ 61,549       $58,437     $1,811,952    $ 1,963,311    $298,318
                                      =========     ========       =======     ==========    ===========    ========
Change in units:
  Beginning units..................       6,486        5,678             0        188,206         21,003           0
                                      ---------     --------       -------     ----------    -----------    --------
  Units purchased..................      21,799        8,108         5,701         93,625        235,628      22,364
  Units redeemed...................      (3,055)      (7,300)          (23)       (76,895)       (68,425)     (1,361)
                                      ---------     --------       -------     ----------    -----------    --------
  Ending units.....................      25,230        6,486         5,678        204,936        188,206      21,003
                                      =========     ========       =======     ==========    ===========    ========

                                            NASDAQ 100
                                            SUBACCOUNT
                                     -------------------------
                                        2001         2000(c)
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $   (788)      $   (10)
  Reinvested capital gains.........          0             0
  Realized gain (loss).............    (13,493)          (66)
  Unrealized loss..................    (17,337)       (3,269)
                                      --------       -------
    Net increase (decrease) in
      contract owners' equity from
      operations...................    (31,618)       (3,345)
                                      --------       -------
Equity transactions:
  Contract purchase payments.......     73,182           256
  Transfers from fixed & other
    subaccounts....................    227,789        25,254
  Withdrawals, surrenders & death
    benefit payments (note 5)......     (4,680)            0
  Transfers to fixed & other
    subaccounts....................    (75,488)         (291)
  Cost of insurance &
    administrative fee (note 5)....    (13,585)         (246)
                                      --------       -------
    Net equity transactions........    207,218        24,973
                                      --------       -------
      Net change in contract
         owners' equity............    175,600        21,628
Contract owners' equity:
  Beginning of period..............     21,628             0
                                      --------       -------
  End of period....................   $197,228       $21,628
                                      ========       =======
Change in units:
  Beginning units..................      2,980             0
                                      --------       -------
  Units purchased..................     41,812         3,010
  Units redeemed...................     (4,132)          (30)
                                      --------       -------
  Ending units.....................     40,660         2,980
                                      ========       =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                 JANUS ASPEN INSTITUTIONAL SHARES
                                         ---------------------------------------------------------------------------------
                                                         GROWTH                               WORLDWIDE GROWTH
                                                       SUBACCOUNT                                SUBACCOUNT
                                         ---------------------------------------   ---------------------------------------
                                            2001          2000         1999(a)        2001          2000         1999(a)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   (52,083)  $   146,862   $   (7,811)   $   (15,646)  $    85,328   $   (5,961)
  Reinvested capital gains.............       15,120       495,036        6,806              0       428,233            0
  Realized gain (loss).................     (371,422)       59,863        9,588       (185,220)       11,864        3,506
  Unrealized gain (loss)...............   (1,862,821)   (2,302,389)   1,075,487     (1,416,775)   (1,892,917)     954,815
                                         -----------   -----------   ----------    -----------   -----------   ----------
    Net increase (decrease) in contract
      owners' equity from operations...   (2,271,206)   (1,600,628)   1,084,070     (1,617,641)   (1,367,492)     952,360
                                         -----------   -----------   ----------    -----------   -----------   ----------
Equity transactions:
  Contract purchase payments...........    2,190,292     2,551,945    1,227,956      1,558,416     1,773,660      447,177
  Transfers from fixed & other
    subaccounts........................      840,318     3,877,486    4,493,684        437,295     3,882,468    2,495,368
  Withdrawals, surrenders & death
    benefit payments (note 5)..........     (134,239)     (120,779)     (69,942)       (45,980)      (54,225)     (18,171)
  Transfers to fixed & other
    subaccounts........................   (1,694,440)   (1,629,753)    (388,605)      (920,372)     (703,431)    (119,927)
  Cost of insurance & administrative
    fee (note 5).......................     (712,195)     (584,235)    (147,785)      (529,507)     (413,670)     (70,180)
                                         -----------   -----------   ----------    -----------   -----------   ----------
    Net equity transactions............      489,736     4,094,664    5,115,308        499,852     4,484,802    2,734,267
                                         -----------   -----------   ----------    -----------   -----------   ----------
      Net change in contract owners'
         equity........................   (1,781,470)    2,494,036    6,199,378     (1,117,789)    3,117,310    3,686,627
Contract owners' equity:
  Beginning of period..................    8,693,414     6,199,378            0      6,803,937     3,686,627            0
                                         -----------   -----------   ----------    -----------   -----------   ----------
  End of period........................  $ 6,911,944   $ 8,693,414   $6,199,378    $ 5,686,148   $ 6,803,937   $3,686,627
                                         ===========   ===========   ==========    ===========   ===========   ==========
Change in units:
  Beginning units......................      797,787       482,511            0        539,952       244,886            0
                                         -----------   -----------   ----------    -----------   -----------   ----------
  Units purchased......................      305,821       480,076      522,443        175,907       360,443      254,683
  Units redeemed.......................     (254,490)     (164,800)     (39,932)      (129,694)      (65,377)      (9,797)
                                         -----------   -----------   ----------    -----------   -----------   ----------
  Ending units.........................      849,118       797,787      482,511        586,165       539,952      244,886
                                         ===========   ===========   ==========    ===========   ===========   ==========

                                            JANUS ASPEN INSTITUTIONAL SHARES
                                         ---------------------------------------
                                                        BALANCED
                                                       SUBACCOUNT
                                         ---------------------------------------
                                            2001          2000         1999(b)
                                         -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   49,414    $    86,060     $   565
  Reinvested capital gains.............           0         89,771           0
  Realized gain (loss).................     (28,947)        (3,530)        191
  Unrealized gain (loss)...............    (141,137)      (217,507)      1,157
                                         ----------    -----------     -------
    Net increase (decrease) in contract
      owners' equity from operations...    (120,670)       (45,206)      1,913
                                         ----------    -----------     -------
Equity transactions:
  Contract purchase payments...........     421,051        331,533         950
  Transfers from fixed & other
    subaccounts........................     846,299      2,897,065      69,482
  Withdrawals, surrenders & death
    benefit payments (note 5)..........     (51,590)       (32,186)          0
  Transfers to fixed & other
    subaccounts........................    (335,647)    (1,018,062)          0
  Cost of insurance & administrative
    fee (note 5).......................    (185,192)       (88,356)       (160)
                                         ----------    -----------     -------
    Net equity transactions............     694,921      2,089,994      70,272
                                         ----------    -----------     -------
      Net change in contract owners'
         equity........................     574,251      2,044,788      72,185
Contract owners' equity:
  Beginning of period..................   2,116,973         72,185           0
                                         ----------    -----------     -------
  End of period........................  $2,691,224    $ 2,116,973     $72,185
                                         ==========    ===========     =======
Change in units:
  Beginning units......................     197,829          6,543           0
                                         ----------    -----------     -------
  Units purchased......................     111,384        208,373       6,557
  Units redeemed.......................     (43,425)       (17,087)        (14)
                                         ----------    -----------     -------
  Ending units.........................     265,788        197,829       6,543
                                         ==========    ===========     =======

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                     STRONG VARIABLE ANNUITY FUNDS
                                           ---------------------------------------------------------------------------------
                                                       OPPORTUNITY II                          MULTI CAP VALUE II
                                                         SUBACCOUNT                                SUBACCOUNT
                                           ---------------------------------------   ---------------------------------------
                                              2001          2000         1999(b)        2001          2000         1999(b)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $   (1,336)    $    (727)     $   (3)      $  (2,245)    $    (360)     $   17
  Reinvested capital gains...............     163,009        57,424           0             109             0          91
  Realized gain (loss)...................     (22,244)        1,395           0          (2,513)        5,741          36
  Unrealized gain (loss).................    (154,158)      (56,037)        246          10,592         3,339        (122)
                                           ----------     ---------      ------       ---------     ---------      ------
    Net increase (decrease) in contract
      owners' equity from operations.....     (14,729)        2,055         243           5,943         8,720          22
                                           ----------     ---------      ------       ---------     ---------      ------
Equity transactions:
  Contract purchase payments.............     226,126        37,104          27          63,805        14,030          69
  Transfers from fixed & other
    subaccounts..........................     750,794       958,375       3,529         285,536       471,607       8,647
  Withdrawals, surrenders & death benefit
    payments (note 5)....................      (8,919)           73           0          (3,756)            0           0
  Transfers to fixed & other
    subaccounts..........................    (244,202)     (493,700)       (795)       (225,356)     (260,292)          0
  Cost of insurance & administrative fee
    (note 5).............................     (58,669)      (13,246)        (34)        (21,103)       (7,471)        (13)
                                           ----------     ---------      ------       ---------     ---------      ------
    Net equity transactions..............     665,130       488,606       2,727          99,126       217,874       8,703
                                           ----------     ---------      ------       ---------     ---------      ------
      Net change in contract owners'
         equity..........................     650,401       490,661       2,970         105,069       226,594       8,725
Contract owners' equity:
  Beginning of period....................     493,631         2,970           0         235,319         8,725           0
                                           ----------     ---------      ------       ---------     ---------      ------
  End of period..........................  $1,144,032     $ 493,631      $2,970       $ 340,388     $ 235,319      $8,725
                                           ==========     =========      ======       =========     =========      ======
Change in units:
  Beginning units........................      41,787           266           0          21,367           848           0
                                           ----------     ---------      ------       ---------     ---------      ------
  Units purchased........................      77,677        47,024         269          26,245        41,637         849
  Units redeemed.........................     (18,135)       (5,503)         (3)        (17,704)      (21,118)         (1)
                                           ----------     ---------      ------       ---------     ---------      ------
  Ending units...........................     101,329        41,787         266          29,908        21,367         848
                                           ==========     =========      ======       =========     =========      ======

                                                STRONG VARIABLE ANNUITY FUNDS
                                           ---------------------------------------
                                                      MID-CAP GROWTH II
                                                         SUBACCOUNT
                                           ---------------------------------------
                                              2001          2000         1999(b)
                                           -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $  (12,882)   $   (9,537)    $   (107)
  Reinvested capital gains...............           0       128,565            0
  Realized gain (loss)...................    (160,074)      (44,438)         453
  Unrealized gain (loss).................    (518,152)     (512,724)      25,711
                                           ----------    ----------     --------
    Net increase (decrease) in contract
      owners' equity from operations.....    (691,108)     (438,134)      26,057
                                           ----------    ----------     --------
Equity transactions:
  Contract purchase payments.............     655,415       377,416        4,910
  Transfers from fixed & other
    subaccounts..........................     795,582     2,075,912      277,711
  Withdrawals, surrenders & death benefit
    payments (note 5)....................     (30,994)      (39,626)           0
  Transfers to fixed & other
    subaccounts..........................    (542,245)     (427,194)     (15,869)
  Cost of insurance & administrative fee
    (note 5).............................    (185,175)      (86,420)        (735)
                                           ----------    ----------     --------
    Net equity transactions..............     692,583     1,900,088      266,017
                                           ----------    ----------     --------
      Net change in contract owners'
         equity..........................       1,475     1,461,954      292,074
Contract owners' equity:
  Beginning of period....................   1,754,028       292,074            0
                                           ----------    ----------     --------
  End of period..........................  $1,755,503    $1,754,028     $292,074
                                           ==========    ==========     ========
Change in units:
  Beginning units........................     160,557        22,599            0
                                           ----------    ----------     --------
  Units purchased........................     143,637       170,289       22,660
  Units redeemed.........................     (70,325)      (32,331)         (61)
                                           ----------    ----------     --------
  Ending units...........................     233,869       160,557       22,599
                                           ==========    ==========     ========

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                             GOLDMAN SACHS
                                           ---------------------------------------------------------------------------------
                                                     VIT GROWTH & INCOME                       VIT CORE US EQUITY
                                                         SUBACCOUNT                                SUBACCOUNT
                                           ---------------------------------------   ---------------------------------------
                                              2001          2000         1999(a)        2001          2000         1999(b)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $  (2,510)    $  (3,138)   $    6,342     $   (165)      $   302       $    21
  Reinvested capital gains...............           0             0             0            0           532            88
  Realized gain (loss)...................     (22,476)          621        (1,291)      (9,305)       (2,349)          (15)
  Unrealized gain (loss).................     (70,286)      (43,928)        5,904       (8,079)       (7,110)          283
                                            ---------     ---------    ----------     --------       -------       -------
    Net increase (decrease) in contract
      owners' equity from operations.....     (95,272)      (46,445)       10,955      (17,549)       (8,625)          377
                                            ---------     ---------    ----------     --------       -------       -------
Equity transactions:
  Contract purchase payments.............     149,859       253,791       224,791       28,745        15,510            27
  Transfers from fixed & other
    subaccounts..........................     113,404       269,811       587,752       79,928        92,863        11,931
  Withdrawals, surrenders & death benefit
    payments (note 5)....................     (33,499)      (20,900)          148         (709)            0             0
  Transfers to fixed & other
    subaccounts..........................    (152,418)     (161,300)     (121,177)     (40,014)       (7,457)       (4,541)
  Cost of insurance & administrative fee
    (note 5).............................     (72,955)      (61,304)      (14,869)     (11,174)       (3,969)          (22)
                                            ---------     ---------    ----------     --------       -------       -------
    Net equity transactions..............       4,391       280,098       676,645       56,776        96,947         7,395
                                            ---------     ---------    ----------     --------       -------       -------
      Net change in contract owners'
         equity..........................     (90,881)      233,653       687,600       39,227        88,322         7,772
Contract owners' equity:
  Beginning of period....................     921,253       687,600             0       96,094         7,772             0
                                            ---------     ---------    ----------     --------       -------       -------
  End of period..........................   $ 830,372     $ 921,253    $  687,600     $135,321       $96,094       $ 7,772
                                            =========     =========    ==========     ========       =======       =======
Change in units:
  Beginning units........................     101,634        71,765             0        9,799           711             0
                                            ---------     ---------    ----------     --------       -------       -------
  Units purchased........................      28,947        51,504        77,155       11,841         9,645           713
  Units redeemed.........................     (28,776)      (21,635)       (5,390)      (5,851)         (557)           (2)
                                            ---------     ---------    ----------     --------       -------       -------
  Ending units...........................     101,805       101,634        71,765       15,789         9,799           711
                                            =========     =========    ==========     ========       =======       =======

                                                        GOLDMAN SACHS
                                           ---------------------------------------
                                                     VIT CAPITAL GROWTH
                                                         SUBACCOUNT
                                           ---------------------------------------
                                              2001          2000         1999(b)
                                           -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $ (1,149)     $    (710)    $      6
  Reinvested capital gains...............        775         18,774          521
  Realized gain (loss)...................     (6,665)       (19,834)         415
  Unrealized gain (loss).................    (25,715)       (12,242)         472
                                            --------      ---------     --------
    Net increase (decrease) in contract
      owners' equity from operations.....    (32,754)       (14,012)       1,414
                                            --------      ---------     --------
Equity transactions:
  Contract purchase payments.............     65,621         84,246          506
  Transfers from fixed & other
    subaccounts..........................    151,929        448,729       27,948
  Withdrawals, surrenders & death benefit
    payments (note 5)....................        (33)             0            0
  Transfers to fixed & other
    subaccounts..........................    (81,808)      (343,858)     (15,776)
  Cost of insurance & administrative fee
    (note 5).............................    (25,263)       (12,671)         (86)
                                            --------      ---------     --------
    Net equity transactions..............    110,446        176,446       12,592
                                            --------      ---------     --------
      Net change in contract owners'
         equity..........................     77,692        162,434       14,006
Contract owners' equity:
  Beginning of period....................    176,440         14,006            0
                                            --------      ---------     --------
  End of period..........................   $254,132      $ 176,440     $ 14,006
                                            ========      =========     ========
Change in units:
  Beginning units........................     17,270          1,252            0
                                            --------      ---------     --------
  Units purchased........................     18,072         35,265        2,271
  Units redeemed.........................     (6,042)       (19,247)      (1,019)
                                            --------      ---------     --------
  Ending units...........................     29,300         17,270        1,252
                                            ========      =========     ========

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                           MORGAN STANLEY                    LAZARD RETIREMENT
                                                      -------------------------   ---------------------------------------
                                                           US REAL ESTATE                     EMERGING MARKET
                                                             SUBACCOUNT                         SUBACCOUNT
                                                      -------------------------   ---------------------------------------
                                                         2001         2000(b)        2001          2000         1999(b)
                                                      -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   7,807     $   3,694     $  (1,558)    $  (3,385)    $     440
  Reinvested capital gains..........................       2,126         1,579             0        22,252             0
  Realized gain (loss)..............................      11,732        14,632       (25,737)        7,737         5,449
  Unrealized gain (loss)............................       1,512        19,989       (15,295)     (226,158)      107,388
                                                       ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) in contract owners'
      equity from operations........................      23,177        39,894       (42,590)     (199,554)      113,277
                                                       ---------     ---------     ---------     ---------     ---------
Equity transactions:
  Contract purchase payments........................      51,938        41,735       176,732       184,715        22,776
  Transfers from fixed & other subaccounts..........      74,022       855,067       180,121       124,287       563,737
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................      (9,616)            0        (6,867)       (9,069)         (536)
  Transfers to fixed & other subaccounts............    (167,277)     (609,947)     (157,825)      (87,386)     (108,799)
  Cost of insurance & administrative fee (note 5)...     (20,674)      (10,160)      (58,922)      (43,168)       (6,614)
                                                       ---------     ---------     ---------     ---------     ---------
    Net equity transactions.........................     (71,607)      276,695       133,239       169,379       470,564
                                                       ---------     ---------     ---------     ---------     ---------
      Net change in contract owners' equity.........     (48,430)      316,589        90,649       (30,175)      583,841
Contract owners' equity:
  Beginning of period...............................     316,589             0       553,666       583,841             0
                                                       ---------     ---------     ---------     ---------     ---------
  End of period.....................................   $ 268,159     $ 316,589     $ 644,315     $ 553,666     $ 583,841
                                                       =========     =========     =========     =========     =========
Change in units:
  Beginning units...................................      24,304             0        61,947        46,635             0
                                                       ---------     ---------     ---------     ---------     ---------
  Units purchased...................................       7,557        71,290        30,987        25,626        47,535
  Units redeemed....................................     (12,978)      (46,986)      (16,418)      (10,314)         (900)
                                                       ---------     ---------     ---------     ---------     ---------
  Ending units......................................      18,883        24,304        76,516        61,947        46,635
                                                       =========     =========     =========     =========     =========

                                                                 LAZARD RETIREMENT
                                                      ---------------------------------------
                                                                     SMALL CAP
                                                                    SUBACCOUNT
                                                      ---------------------------------------
                                                         2001          2000         1999(b)
                                                      -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................  $   (4,538)    $   (567)      $    (2)
  Reinvested capital gains..........................      85,213        2,158            37
  Realized gain (loss)..............................       5,709        3,588             0
  Unrealized gain (loss)............................      80,403       22,274           536
                                                      ----------     --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................     166,787       27,453           571
                                                      ----------     --------       -------
Equity transactions:
  Contract purchase payments........................     213,680       38,598           106
  Transfers from fixed & other subaccounts..........   1,575,242      249,063        42,908
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................     (48,569)      (1,347)            0
  Transfers to fixed & other subaccounts............    (460,772)     (88,946)            0
  Cost of insurance & administrative fee (note 5)...     (71,682)      (8,783)          (63)
                                                      ----------     --------       -------
    Net equity transactions.........................   1,207,899      188,585        42,951
                                                      ----------     --------       -------
      Net change in contract owners' equity.........   1,374,686      216,038        43,522
Contract owners' equity:
  Beginning of period...............................     259,560       43,522             0
                                                      ----------     --------       -------
  End of period.....................................  $1,634,246     $259,560       $43,522
                                                      ==========     ========       =======
Change in units:
  Beginning units...................................      20,488        4,128             0
                                                      ----------     --------       -------
  Units purchased...................................     118,197       23,131         4,134
  Units redeemed....................................     (29,125)      (6,771)           (6)
                                                      ----------     --------       -------
  Ending units......................................     109,560       20,488         4,128
                                                      ==========     ========       =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                PBHG              FIDELITY VIP SERVICE CL 2
                                                      -------------------------   -------------------------
                                                             TECH & COMM                 MID-CAP III
                                                             SUBACCOUNT                  SUBACCOUNT
                                                      -------------------------   -------------------------
                                                         2001         2000(c)        2001         2000(c)
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   (389)      $    (3)     $ (1,320)      $    27
  Reinvested capital gains..........................     57,886             0             0             0
  Realized gain (loss)..............................     (6,505)         (138)         (436)            4
  Unrealized gain (loss)............................    (87,045)       (1,276)       18,348           214
                                                       --------       -------      --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................    (36,053)       (1,417)       16,592           245
                                                       --------       -------      --------       -------
Equity transactions:
  Contract purchase payments........................     46,150           197       117,491           237
  Transfers from fixed & other subaccounts..........    127,618        12,211       406,625         9,797
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................          0             0          (229)            0
  Transfers to fixed & other subaccounts............    (22,278)         (194)      (61,836)          (16)
  Cost of insurance & administrative fee (note 5)...     (8,406)          (70)      (22,626)         (140)
                                                       --------       -------      --------       -------
    Net equity transactions.........................    143,084        12,144       439,425         9,878
                                                       --------       -------      --------       -------
      Net change in contract owners' equity.........    107,031        10,727       456,017        10,123
Contract owners' equity:
  Beginning of period...............................     10,727             0        10,123             0
                                                       --------       -------      --------       -------
  End of period.....................................   $117,758       $10,727      $466,140       $10,123
                                                       ========       =======      ========       =======
Change in units:
  Beginning units...................................      1,976             0           962             0
                                                       --------       -------      --------       -------
  Units purchased...................................     47,481         1,987        48,199           976
  Units redeemed....................................     (3,609)          (11)       (2,913)          (14)
                                                       --------       -------      --------       -------
  Ending units......................................     45,848         1,976        46,248           962
                                                       ========       =======      ========       =======

                                                                  FIDELITY VIP SERVICE CL 2
                                                      -----------------------------------------------------
                                                              CONTRA II                    GROWTH
                                                             SUBACCOUNT                  SUBACCOUNT
                                                      -------------------------   -------------------------
                                                         2001         2000(c)        2001         2000(c)
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   (574)      $   (11)     $ (1,060)      $   (13)
  Reinvested capital gains..........................        344             0         3,010             0
  Realized gain (loss)..............................     (3,295)           (2)       (4,237)         (208)
  Unrealized gain (loss)............................      3,474           (70)      (15,228)         (546)
                                                       --------       -------      --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................        (51)          (83)      (17,515)         (767)
                                                       --------       -------      --------       -------
Equity transactions:
  Contract purchase payments........................     90,717             0        94,919           128
  Transfers from fixed & other subaccounts..........    345,465        13,406       308,364        10,340
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................          0             0             0             0
  Transfers to fixed & other subaccounts............    (28,078)            0       (37,844)            0
  Cost of insurance & administrative fee (note 5)...    (10,982)         (117)      (22,219)         (184)
                                                       --------       -------      --------       -------
    Net equity transactions.........................    397,122        13,289       343,220        10,284
                                                       --------       -------      --------       -------
      Net change in contract owners' equity.........    397,071        13,206       325,705         9,517
Contract owners' equity:
  Beginning of period...............................     13,206             0         9,517             0
                                                       --------       -------      --------       -------
  End of period.....................................   $410,277       $13,206      $335,222       $ 9,517
                                                       ========       =======      ========       =======
Change in units:
  Beginning units...................................      1,353             0         1,041             0
                                                       --------       -------      --------       -------
  Units purchased...................................     49,958         1,365        48,809         1,060
  Units redeemed....................................     (2,933)          (12)       (4,872)          (19)
                                                       --------       -------      --------       -------
  Ending units......................................     48,378         1,353        44,978         1,041
                                                       ========       =======      ========       =======

---------------

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                   JANUS ASPEN SERVICE SHARES
                                                      -----------------------------------------------------
                                                               GROWTH                 WORLDWIDE GROWTH
                                                             SUBACCOUNT                  SUBACCOUNT
                                                      -------------------------   -------------------------
                                                         2001         2000(c)        2001         2000(c)
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................  $   (5,416)    $    (52)    $   (2,017)    $    (15)
  Reinvested capital gains..........................       1,768            0              0            0
  Realized gain (loss)..............................     (46,972)        (225)       (15,682)         133
  Unrealized gain (loss)............................    (181,891)      (6,790)      (113,749)      (3,273)
                                                      ----------     --------     ----------     --------
    Net increase (decrease) in contract owners'
      equity from operations........................    (232,511)      (7,067)      (131,448)      (3,155)
                                                      ----------     --------     ----------     --------
Equity transactions:
  Contract purchase payments........................     444,654       11,332        384,900       10,181
  Transfers from fixed & other subaccounts..........   1,338,099      171,658      1,063,569      100,459
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................     (11,839)           0        (10,908)           0
  Transfers to fixed & other subaccounts............    (550,765)     (20,934)      (210,957)      (5,037)
  Cost of insurance & administrative fee (note 5)...     (95,358)      (1,503)       (85,402)      (1,774)
                                                      ----------     --------     ----------     --------
    Net equity transactions.........................   1,124,791      160,553      1,141,202      103,829
                                                      ----------     --------     ----------     --------
      Net change in contract owners' equity.........     892,280      153,486      1,009,754      100,674
Contract owners' equity:
  Beginning of period...............................     153,486            0        100,674            0
                                                      ----------     --------     ----------     --------
  End of period.....................................  $1,045,766     $153,486     $1,110,428     $100,674
                                                      ==========     ========     ==========     ========
Change in units:
  Beginning units...................................      17,291            0         11,009            0
                                                      ----------     --------     ----------     --------
  Units purchased...................................     182,980       17,453        172,773       11,197
  Units redeemed....................................     (42,222)        (162)       (25,675)        (188)
                                                      ----------     --------     ----------     --------
  Ending units......................................     158,049       17,291        158,107       11,009
                                                      ==========     ========     ==========     ========

                                                                                    JP MORGAN SERIES TRUST II
                                                       JANUS ASPEN SERVICE SHARES   -------------------------
                                                       --------------------------      SMALL        MID CAP
                                                                BALANCED              COMPANY        VALUE
                                                               SUBACCOUNT           SUBACCOUNT    SUBACCOUNT
                                                        -------------------------   -----------   -----------
                                                           2001         2000(c)       2001(d)       2001(d)
                                                        -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................    $   11,163      $   366        $  0         $   (2)
  Reinvested capital gains..........................             0            0           0              0
  Realized gain (loss)..............................        (2,706)         (72)          0              0
  Unrealized gain (loss)............................       (22,041)         309           3             99
                                                        ----------      -------        ----         ------
    Net increase (decrease) in contract owners'
      equity from operations........................       (13,584)         603           3             97
                                                        ----------      -------        ----         ------
Equity transactions:
  Contract purchase payments........................       329,451        5,761         141            137
  Transfers from fixed & other subaccounts..........     1,176,991       74,679           0          4,410
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................        (2,720)           0           0              0
  Transfers to fixed & other subaccounts............      (251,495)           0           0              0
  Cost of insurance & administrative fee (note 5)...       (71,406)        (848)         (1)           (18)
                                                        ----------      -------        ----         ------
    Net equity transactions.........................     1,180,821       79,592         140          4,529
                                                        ----------      -------        ----         ------
      Net change in contract owners' equity.........     1,167,237       80,195         143          4,626
Contract owners' equity:
  Beginning of period...............................        80,195            0           0              0
                                                        ----------      -------        ----         ------
  End of period.....................................    $1,247,432      $80,195        $143         $4,626
                                                        ==========      =======        ====         ======
Change in units:
  Beginning units...................................         8,038            0           0              0
                                                        ----------      -------        ----         ------
  Units purchased...................................       135,229        8,123          13            424
  Units redeemed....................................       (10,790)         (85)          0             (2)
                                                        ----------      -------        ----         ------
  Ending units......................................       132,477        8,038          13            422
                                                        ==========      =======        ====         ======

---------------

(c) Period from October 16, 2000, date of commencement of operations.

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                           MFS INVESTMENT MANAGEMENT
                                                          ------------------------------------------------------------
                                                              NEW          INVESTORS        MID-CAP
                                                           DISCOVERY         GROWTH          GROWTH       TOTAL RETURN
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          ------------    ------------    ------------    ------------
                                                            2001(d)         2001(d)         2001(d)         2001(d)
                                                          ------------    ------------    ------------    ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................     $   (2)        $    (5)         $   (1)        $   (11)
  Reinvested capital gains..............................          0               0               0               0
  Realized gain (loss)..................................          1               1               0              (7)
  Unrealized gain (loss)................................        161              39             (16)            634
                                                             ------         -------          ------         -------
    Net increase (decrease) in contract owners' equity
      from operations...................................        160              35             (17)            616
                                                             ------         -------          ------         -------
Equity transactions:
  Contract purchase payments............................          0             291               0             699
  Transfers from fixed & other subaccounts..............      2,520           9,379           1,263          48,709
  Withdrawals, surrenders & death benefit payments (note
    5)..................................................          0               0               0               0
  Transfers to fixed & other subaccounts................          0          (4,690)              0            (239)
  Cost of insurance & administrative fee (note 5).......        (23)            (72)             (8)           (161)
                                                             ------         -------          ------         -------
    Net equity transactions.............................      2,497           4,908           1,255          49,008
                                                             ------         -------          ------         -------
      Net change in contract owners' equity.............      2,657           4,943           1,238          49,624
Contract owners' equity:
  Beginning of period...................................          0               0               0               0
                                                             ------         -------          ------         -------
  End of period.........................................     $2,657         $ 4,943          $1,238         $49,624
                                                             ======         =======          ======         =======
Change in units:
  Beginning units.......................................          0               0               0               0
                                                             ------         -------          ------         -------
  Units purchased.......................................        232             468             112           4,873
  Units redeemed........................................         (2)             (7)             (1)            (39)
                                                             ------         -------          ------         -------
  Ending units..........................................        230             461             111           4,834
                                                             ======         =======          ======         =======

---------------

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of The Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance contracts are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (ONLIC). The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series, Strong Variable Annuity Funds, Inc., Morgan Stanley Universal Funds, Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds, PBHG Insurance Series Fund, Inc., Fidelity VIP Service CL 2, JP Morgan Series Trust II and MFS Investment Management (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2001. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI receives fees from the mutual funds.

   The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of ONLAC.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(2) INVESTMENTS

   At December 31, 2001, the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                     MONEY
                                    EQUITY          MARKET          BOND          OMNI
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $39,774,651      $9,079,178     $3,317,823    $10,473,515
Number of Shares..............     1,498,298         907,918        323,541        596,040

                                                   CAPITAL
                                INTERNATIONAL    APPRECIATION     SMALL CAP
                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                -------------    ------------    -----------
Aggregate Cost................   $20,371,234     $11,729,417     $21,363,047
Number of Shares..............     1,521,979         868,354         936,718

                                INTERNATIONAL
                                    SMALL         AGGRESSIVE        CORE        GROWTH &
                                   COMPANY          GROWTH         GROWTH        INCOME
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $ 4,526,706      $4,917,507     $4,966,431    $14,538,040
Number of Shares..............       314,509         498,724        375,991        965,695


                                  S&P 500        SOCIAL
                                   INDEX        AWARENESS      BLUE CHIP
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------
Aggregate Cost................  $21,812,788    $   421,807    $   603,382
Number of Shares..............    1,535,153         42,464         58,931

                                                     HIGH
                                    EQUITY          INCOME        CAPITAL        NASDAQ
                                    INCOME           BOND          GROWTH          100
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $   164,389      $  264,017     $2,739,297    $   217,834
Number of Shares..............        16,291          33,864        102,422         48,093

                                                  JANUS ASPEN
                                 JANUS ASPEN     INSTITUTIONAL     JANUS ASPEN
                                INSTITUTIONAL       SHARES        INSTITUTIONAL
                                   SHARES          WORLDWIDE         SHARES
                                   GROWTH           GROWTH          BALANCED
                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                -------------    -------------    -------------
Aggregate Cost................   $10,001,668      $ 8,041,025      $ 3,048,712
Number of Shares..............       347,683          199,234          119,239

                                                                                 GOLDMAN
                                                    STRONG         STRONG       SACHS VIT
                                    STRONG         MULTI CAP      MID-CAP       GROWTH &
                                OPPORTUNITY II     VALUE II      GROWTH II       INCOME
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $ 1,353,980      $  326,578     $2,760,669    $   938,681
Number of Shares..............        58,819          33,404        107,174         89,000

                                  GOLDMAN        GOLDMAN        MORGAN
                                   SACHS          SACHS         STANLEY
                                 VIT CORE      VIT CAPITAL      US REAL
                                 US EQUITY       GROWTH         ESTATE
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------
Aggregate Cost................  $   150,228    $   291,618    $   246,658
Number of Shares..............       12,369         24,697         22,199

                                                                                FIDELITY
                                    LAZARD                                         VIP
                                  RETIREMENT        LAZARD          PBHG         SERVICE
                                   EMERGING       RETIREMENT       TECH &         CL 2
                                    MARKET         SMALL CAP        COMM       MID-CAP III
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $   778,379      $1,531,033     $  206,079    $   447,577
Number of Shares..............        89,863         124,942         36,122         23,917

                                 FIDELITY
                                    VIP         FIDELITY      JANUS ASPEN
                                  SERVICE      VIP SERVICE      SERVICE
                                   CL 2           CL 2          SHARES
                                 CONTRA II       GROWTH         GROWTH
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------
Aggregate Cost................  $   406,872    $   350,997    $ 1,234,447
Number of Shares..............       20,514         10,055         52,923

                                 JANUS ASPEN                     JP MORGAN      JP MORGAN
                                   SERVICE        JANUS ASPEN      SERIES        SERIES
                                    SHARES          SERVICE       TRUST II      TRUST II
                                  WORLDWIDE         SHARES         SMALL         MID CAP
                                    GROWTH         BALANCED       COMPANY         VALUE
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................    $1,227,446      $1,269,164     $      140    $     4,527
Number of Shares..............        39,127          53,515             11            277


                                    MFS            MFS            MFS            MFS
                                    NEW         INVESTORS       MID CAP         TOTAL
                                 DISCOVERY       GROWTH         GROWTH         RETURN
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------    -----------
Aggregate Cost................  $     2,496    $     4,905    $     1,253    $    48,990
Number of Shares..............          175            511            156          2,677

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) FINANCIAL HIGHLIGHTS

   At December 31, the accumulation units and value per unit of the respective subaccounts and products, and the expenses and total return for the periods then ended were:

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
EQUITY SUBACCOUNT
     2001.....................        1,037,127           $30.697635     $31,837,334     0.75%      -9.12%
     2000.....................          992,625           $33.777286     $33,528,167     0.75%      -7.34%
     1999.....................          956,502           $36.453086     $34,867,446     0.75%      18.97%
     1998.....................        1,017,189           $30.639418     $31,166,072     0.75%       4.94%
     1997.....................          966,009           $29.198275     $28,205,784     0.75%      17.29%
MONEY MARKET SUBACCOUNT
     2001.....................          461,183           $19.686696     $ 9,079,178     0.75%       3.03%
     2000.....................          241,942           $19.108485     $ 4,623,149     0.75%       5.55%
     1999.....................          241,831           $18.103505     $ 4,377,995     0.75%       4.24%
     1998.....................          234,262           $17.366799     $ 4,068,382     0.75%       4.60%
     1997.....................           74,082           $16.602839     $ 1,229,977     0.75%       4.59%
BOND SUBACCOUNT
     2001.....................          137,657           $23.540985     $ 3,240,586     0.75%       7.61%
     2000.....................          107,023           $21.876334     $ 2,341,267     0.75%       5.07%
     1999.....................           90,240           $20.820247     $ 1,878,813     0.75%      -0.17%
     1998.....................           80,280           $20.855811     $ 1,674,308     0.75%       4.43%
     1997.....................           47,563           $19.970643     $   949,860     0.75%       8.47%
OMNI SUBACCOUNT
     2001.....................          346,979           $22.613117     $ 7,846,269     0.75%     -13.72%
     2000.....................          352,906           $26.207514     $ 9,248,783     0.75%     -15.48%
     1999.....................          380,822           $31.008817     $11,808,840     0.75%      10.53%
     1998.....................          425,296           $28.055492     $11,931,894     0.75%       3.75%
     1997.....................          378,071           $27.040818     $10,223,345     0.75%      17.27%
INTERNATIONAL SUBACCOUNT
     2001.....................          802,998           $15.807388     $12,693,302     0.75%     -30.09%
     2000.....................          809,614           $22.610910     $18,306,110     0.75%     -22.78%
     1999.....................          823,799           $29.279308     $24,120,263     0.75%      66.15%
     1998.....................          957,063           $17.621931     $16,865,296     0.75%       3.11%
     1997.....................          904,933           $17.090499     $15,465,753     0.75%       1.35%
CAPITAL APPRECIATION
  SUBACCOUNT
     2001.....................          486,036           $25.110741     $12,204,712     0.75%       8.88%
     2000.....................          393,332           $23.062248     $ 9,071,117     0.75%      30.52%
     1999.....................          429,437           $17.669517     $ 7,587,944     0.75%       5.67%
     1998.....................          423,380           $16.722138     $ 7,079,821     0.75%       5.12%
     1997.....................          305,995           $15.906985     $ 4,867,463     0.75%      14.33%

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
SMALL CAP SUBACCOUNT
     2001.....................          617,079           $27.442162     $16,933,981     0.75%     -18.97%
     2000.....................          606,632           $33.866978     $20,544,786     0.75%     -11.88%
     1999.....................          591,732           $38.431477     $22,741,130     0.75%     104.92%
     1998.....................          493,227           $18.754130     $ 9,250,038     0.75%       9.75%
     1997.....................          372,479           $17.087923     $ 6,364,899     0.75%       7.66%
INTERNATIONAL SMALL COMPANY
  SUBACCOUNT
     2001.....................          214,315           $13.796036     $ 2,956,702     0.75%     -29.80%
     2000.....................          207,195           $19.653655     $ 4,072,131     0.75%     -30.79%
     1999.....................          178,216           $28.396871     $ 5,060,766     0.75%     106.96%
     1998.....................          149,011           $13.720858     $ 2,044,553     0.75%       2.76%
     1997.....................          117,727           $13.352658     $ 1,571,975     0.75%      10.84%
AGGRESSIVE GROWTH SUBACCOUNT
     2001.....................          372,206           $ 7.732644     $ 2,878,135     0.75%     -32.32%
     2000.....................          318,530           $11.425914     $ 3,639,493     0.75%     -27.88%
     1999.....................          251,875           $15.843725     $ 3,990,634     0.75%       4.97%
     1998.....................          254,032           $15.093421     $ 3,834,209     0.75%       7.04%
     1997.....................          191,842           $14.100998     $ 2,705,162     0.75%      11.69%
CORE GROWTH SUBACCOUNT
     2001.....................          255,827           $10.471667     $ 2,678,934     0.75%     -39.95%
     2000.....................          242,290           $17.438980     $ 4,225,295     0.75%     -17.49%
     1999.....................          174,597           $21.135299     $ 3,690,169     0.75%     103.42%
     1998.....................          124,781           $10.389835     $ 1,296,450     0.75%       8.01%
     1997.....................           85,705           $ 9.619453     $   824,433     0.75%      -3.81%       1/5/97
GROWTH & INCOME SUBACCOUNT
     2001.....................          678,248           $18.244681     $12,374,416     0.75%     -13.48%
     2000.....................          631,007           $21.120711     $13,327,314     0.75%      -9.12%
     1999.....................          571,171           $23.203471     $13,253,157     0.75%      61.04%
     1998.....................          390,193           $14.408556     $ 5,622,122     0.75%       6.29%
     1997.....................          135,929           $13.555905     $ 1,842,644     0.75%      35.56%       1/5/97
S&P 500 INDEX SUBACCOUNT
     2001.....................        1,126,657           $16.230974     $18,286,748     0.75%     -13.98%
     2000.....................          975,222           $18.868311     $18,400,789     0.75%     -10.32%
     1999.....................          887,541           $21.039899     $18,673,763     0.75%      24.69%
     1998.....................          457,114           $16.873371     $ 7,713,053     0.75%      29.04%
     1997.....................           96,929           $13.076496     $ 1,267,486     0.75%      30.76%       1/5/97
SOCIAL AWARENESS SUBACCOUNT
     2001.....................           39,607           $ 7.732189     $   306,252     0.75%     -20.38%
     2000.....................           37,937           $ 9.711308     $   368,413     0.75%     -13.43%
     1999.....................           41,479           $11.218364     $   465,325     0.75%      16.82%
     1998.....................           55,122           $ 9.603437     $   529,362     0.75%     -22.98%
     1997.....................           26,883           $12.469522     $   335,219     0.75%      24.70%       1/5/97

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
BLUE CHIP SUBACCOUNT
     2001.....................           60,504           $ 9.884110     $   598,028     0.75%      -4.94%
     2000.....................           33,841           $10.398014     $   351,877     0.75%       0.32%
     1999.....................               45           $10.364605     $       468     0.75%       3.65%      11/1/99
EQUITY INCOME SUBACCOUNT
     2001.....................           18,267           $ 8.300559     $   151,628     0.75%     -12.48%
     2000.....................            5,860           $ 9.484445     $    55,578     0.75%     -13.14%      11/1/99
HIGH INCOME BOND SUBACCOUNT
     2001.....................           25,230           $ 9.821229     $   247,785     0.75%       3.50%
     2000.....................            6,486           $ 9.489367     $    61,549     0.75%      -7.79%
     1999.....................            5,678           $10.291509     $    58,437     0.75%       2.92%      11/1/99
CAPITAL GROWTH SUBACCOUNT
     2001.....................          204,936           $ 8.841553     $ 1,811,952     0.75%     -15.24%
     2000.....................          188,206           $10.431717     $ 1,963,311     0.75%     -26.56%
     1999.....................           21,003           $14.203709     $   298,318     0.75%      42.04%      11/1/99
NASDAQ 100 SUBACCOUNT
     2001.....................           40,660           $ 4.850717     $   197,228     0.75%     -33.16%
     2000.....................            2,980           $ 7.256762     $    21,628     0.75%     -27.43%     10/16/00
JANUS ASPEN GROWTH
  INSTITUTIONAL SUBACCOUNT
     2001.....................          849,118           $ 8.140145     $ 6,911,944     0.75%     -25.30%
     2000.....................          797,787           $10.896910     $ 8,693,414     0.75%     -15.19%
     1999.....................          482,511           $12.848159     $ 6,199,378     0.75%      28.48%       5/3/99
JANUS ASPEN WORLDWIDE GROWTH
  INSTITUTIONAL SUBACCOUNT
     2001.....................          586,165           $ 9.700598     $ 5,686,148     0.75%     -23.02%
     2000.....................          539,952           $12.601009     $ 6,803,937     0.75%     -16.30%
     1999.....................          244,886           $15.054438     $ 3,686,627     0.75%      50.54%       5/3/99
JANUS ASPEN BALANCED
  INSTITUTIONAL SUBACCOUNT
     2001.....................          265,788           $10.125474     $ 2,691,224     0.75%      -5.38%
     2000.....................          197,829           $10.701013     $ 2,116,973     0.75%      -3.00%
     1999.....................            6,543           $11.031897     $    72,185     0.75%      10.32%      11/1/99
STRONG OPPORTUNITY II
  SUBACCOUNT
     2001.....................          101,329           $11.290309     $ 1,144,032     0.75%      -4.42%
     2000.....................           41,787           $11.812926     $   493,631     0.75%       5.81%
     1999.....................              266           $11.164799     $     2,970     0.75%      11.65%      11/1/99
STRONG MULTI CAP VALUE II
  SUBACCOUNT
     2001.....................           29,908           $11.381305     $   340,388     0.75%       3.34%
     2000.....................           21,367           $11.013003     $   235,319     0.75%       7.02%
     1999.....................              848           $10.290266     $     8,725     0.75%       2.90%      11/1/99

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
STRONG MID-CAP GROWTH II
  SUBACCOUNT
     2001.....................          233,869           $ 7.506339     $ 1,755,503     0.75%     -31.29%
     2000.....................          160,557           $10.924629     $ 1,754,028     0.75%     -15.47%
     1999.....................           22,599           $12.924122     $   292,074     0.75%      29.24%      11/1/99
GOLDMAN SACHS GROWTH & INCOME
  SUBACCOUNT
     2001.....................          101,805           $ 8.156502     $   830,372     0.75%     -10.02%
     2000.....................          101,634           $ 9.064387     $   921,253     0.75%      -5.39%
     1999.....................           71,765           $ 9.581286     $   687,600     0.75%      -4.19%       5/3/99
GOLDMAN SACHS CORE US EQUITY
  SUBACCOUNT
     2001.....................           15,789           $ 8.570796     $   135,321     0.75%     -12.60%
     2000.....................            9,799           $ 9.806522     $    96,094     0.75%     -10.29%
     1999.....................              711           $10.931168     $     7,772     0.75%       9.31%      11/1/99
GOLDMAN SACHS CAPITAL GROWTH
  SUBACCOUNT
     2001.....................           29,300           $ 8.673416     $   254,132     0.75%     -15.10%
     2000.....................           17,270           $10.216351     $   176,440     0.75%      -8.66%
     1999.....................            1,252           $11.184743     $    14,006     0.75%      11.85%      11/1/99
MORGAN STANLEY US REAL ESTATE
  SUBACCOUNT
     2001.....................           18,883           $14.201310     $   268,159     0.75%       9.02%
     2000.....................           24,304           $13.026396     $   316,589     0.75%      28.31%
LAZARD RETIREMENT EMERGING
  MARKET SUBACCOUNT
     2001.....................           76,516           $ 8.420653     $   644,315     0.75%      -5.79%
     2000.....................           61,947           $ 8.937743     $   553,666     0.75%     -28.61%
     1999.....................           46,635           $12.519300     $   583,841     0.75%      25.19%      11/1/99
LAZARD RETIREMENT SMALL CAP
  SUBACCOUNT
     2001.....................          109,560           $14.916457     $ 1,634,246     0.75%      17.74%
     2000.....................           20,488           $12.668639     $   259,560     0.75%      20.15%
     1999.....................            4,128           $10.544030     $    43,522     0.75%       5.44%      11/1/99
PBHG TECH & COMM SUBACCOUNT
     2001.....................           45,848           $ 2.568427     $   117,758     0.75%     -52.68%
     2000.....................            1,976           $ 5.427213     $    10,727     0.75%     -45.73%     10/16/00
FIDELITY VIP SERVICE CL 2
  MID-CAP III SUBACCOUNT
     2001.....................           46,248           $10.079181     $   466,140     0.75%      -4.24%
     2000.....................              962           $10.525174     $    10,123     0.75%       5.25%     10/16/00

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
FIDELITY VIP SERVICE CL 2
  CONTRA II SUBACCOUNT
     2001.....................           48,378           $ 8.480711     $   410,277     0.75%     -13.12%
     2000.....................            1,353           $ 9.761880     $    13,206     0.75%      -2.38%     10/16/00
FIDELITY VIP SERVICE CL 2
  GROWTH SUBACCOUNT
     2001.....................           44,978           $ 7.453054     $   335,222     0.75%     -18.48%
     2000.....................            1,041           $ 9.142770     $     9,517     0.75%      -8.57%     10/16/00
JANUS ASPEN GROWTH SERVICE
  SUBACCOUNT
     2001.....................          158,049           $ 6.616731     $ 1,045,766     0.75%     -25.46%
     2000.....................           17,291           $ 8.876902     $   153,486     0.75%     -11.23%     10/16/00
JANUS ASPEN WORLDWIDE GROWTH
  SERVICE SUBACCOUNT
     2001.....................          158,107           $ 7.023270     $ 1,110,428     0.75%     -23.20%
     2000.....................           11,009           $ 9.144478     $   100,674     0.75%      -8.56%     10/16/00
JANUS ASPEN BALANCED SERVICE
  SUBACCOUNT
     2001.....................          132,477           $ 9.416226     $ 1,247,432     0.75%      -5.62%
     2000.....................            8,038           $ 9.976617     $    80,195     0.75%      -0.23%     10/16/00
JP MORGAN SERIES TRUST II
  SMALL COMPANY SUBACCOUNT
     2001.....................               13           $11.189680     $       143     0.75%      11.90%      11/1/01
JP MORGAN SERIES TRUST II MID
  CAP VALUE SUBACCOUNT
     2001.....................              422           $10.966816     $     4,626     0.75%       9.67%      11/1/01
MFS NEW DISCOVERY SUBACCOUNT
     2001.....................              230           $11.559996     $     2,657     0.75%      15.60%      11/1/01
MFS INVESTORS GROWTH
  SUBACCOUNT
     2001.....................              461           $10.719368     $     4,943     0.75%       7.19%      11/1/01
MFS MID CAP GROWTH SUBACCOUNT
     2001.....................              111           $11.109985     $     1,238     0.75%      11.10%      11/1/01
MFS TOTAL RETURN SUBACCOUNT
     2001.....................            4,834           $10.264559     $    49,624     0.75%       2.65%      11/1/01

---------------

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

*** Accumulation units are rounded to the nearest whole number.

(4)  RISK AND ADMINISTRATIVE EXPENSE

   Although variable life payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the contracts. ONLAC charges the Accounts' assets for assuming those risks. Such charge will be assessed through the unit value calculation at a daily rate of 0.0020471% which corresponds to an annual rate of .75% of the contract value.

(5) CONTRACT CHARGES

   Each premium payment is subject to a premium expense charge. The premium expense charge has two components:

   (a) Sales Load. Each contract is subject to a level sales load of all premiums paid of 4%.

   (b) State Premium Tax. Premium payments will be subject to the state premium tax and any other state or local taxes that currently range from 0% to 4%.

   Total premium expense charges in the Account amounted to approximately $1,970,000, $2,000,000, and $1,630,880 during 2001, 2000, and 1999, respectively.

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred insurance underwriting charge varies with age at issue or increase.

   A service charge is imposed on each transfer of cash values among the subaccounts. Currently, ONLAC is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee is charged.

   ONLAC charges a monthly deduction from the contract value for the cost of insurance, a $5.00 or $7.00 record keeping and processing charge, a risk charge of $.01 per $1,000 of the stated amount for the risk associated with the death benefit guarantee, and the cost of additional insurance benefits provided by rider. These contract charges are assessed each contract by liquidating units.

                                                                     (continued)

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NEW ACCOUNTING PRONOUNCEMENTS

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. The adoption of the guide had no financial impact on the Account.

FORM 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Assurance Corporation and
Contract Owners of Ohio National
Variable Account R:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP


Columbus, Ohio
February 15, 2002

FORM 5741

                                                                      APPENDIX A

                    ILLUSTRATIONS OF CASH SURRENDER VALUES,
                    DEATH BENEFITS AND ACCUMULATED PREMIUMS.

The following tables help to show how contract values change with investment performance. The tables illustrate how the death benefit of a contract of an insured of a given age and the cash surrender value (reflecting the deduction of sales load) would vary over time if the return on the assets held in the Funds was a constant, gross, after-tax, annual rate of 0%, 6% or 12%. Because of compounding, the death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%, or 12%, but fluctuated over and under those averages throughout the years.


The amounts shown for the death benefit and cash surrender value as of each contract year show that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax returns on Fund assets. This is because certain fees and charges are deducted from the gross return. They are the daily investment management fees incurred by the Funds and the other expenses of operating the Funds. Although the actual amounts may vary, the average is 1.03% of the value of the average daily net assets of the Funds to which contract values may be allocated. This average takes into account the waivers and reimbursements detailed in the Charges and Deductions section of this prospectus. These waivers and reimbursements may be terminated in future years. If the waivers and reimbursements are terminated, the average fund expenses may increase as may the underlying cost of the contract. The daily charge to VAR for assuming mortality and expense risks is equivalent to an annual charge of 0.75%. Gross annual rates of return of 0%, 6%, and 12% produce average net annual rates of return for all Funds of approximately -1.78%, 4.22%, and 10.22%.


Each page of illustrations includes two tables. The top table shows the death benefits and cash surrender values assuming we assess current contract charges ("current tables"). Current charges are not guaranteed and may be changed. The lower table shows the death benefits and cash surrender values assuming we assess the maximum contract charges allowable.

The tables assume a premium tax deduction of 1.40% (the charge deducted from your contract will reflect premium taxes in your jurisdiction), that no portion of your net premiums have been allocated to the General Account and that planned premiums are paid on the first day of each contract year. The tables also assume that you have made no transfers, partial surrenders, loans, changes in death benefit option or changes in stated amount. Additionally, the tables assume that there are no optional insurance benefits and the current tables assume that our current cost of insurance charges will not be changed. Finally, the tables reflect the fact that no charges for federal, state or local taxes are made now against VAR. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

Below is a list of the sample illustrations presented on the following pages of this prospectus. Upon request, we will furnish a comparable illustration based on the insureds age, sex, risk class, death benefit plan, stated amount and planned premium.

                               VARI-VEST SURVIVOR

BOTH INSUREDS                                                             BOTH INSUREDS
     AGE        DEATH BENEFIT PLAN   PLANNED PREMIUM   STATED AMOUNT       RISK CLASS        PAGE
-------------   ------------------   ---------------   -------------      -------------      ----
     55               Plan A             12,480         $ 1,000,000    Preferred Nonsmoker    95
     55               Plan B             12,480           1,000,000    Preferred Nonsmoker    96
     55               Plan A             14,040           1,000,000         Nonsmoker         97
     55               Plan B             14,040           1,000,000         Nonsmoker         98
     65               Plan A             19,680           1,000,000    Preferred Nonsmoker    99
     65               Plan B             19,680           1,000,000    Preferred Nonsmoker   100
     65               Plan A             22,440           1,000,000         Nonsmoker        101
     65               Plan B             22,440           1,000,000         Nonsmoker        102

HYPOTHETICAL HISTORICAL ILLUSTRATIONS

We may produce hypothetical illustrations of the contract (such as those listed above) based upon the actual historical investment performance (total return) of the Funds from the inception of each Fund or one-, five- and ten-year periods. Such illustrations reflect all contract and subsequent charges, including the cost of insurance (specific to the age, sex, stated amount, risk classification and type of death benefit), planned premium, premium tax, risk charge, sales load, administration charge and surrender charge for the contract being illustrated. We will also provide individualized illustrations upon request. Being based upon past performance, neither hypothetical illustrations nor other performance data indicate future performance.

FORM 5741

MALE ISSUE AGE 55 PREFERRED NONSMOKER            INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55 PREFERRED NONSMOKER   DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $12,480.00                      STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104              0        1,000,000             0        1,000,000             0        1,000,000
2             12,480      26,863              0        1,000,000             0        1,000,000             0        1,000,000
3             12,480      41,310         10,103        1,000,000         5,624        1,000,000         1,486        1,000,000
4             12,480      56,480         26,919        1,000,000        19,127        1,000,000        12,208        1,000,000
5             12,480      72,408         45,219        1,000,000        33,007        1,000,000        22,589        1,000,000
6             12,480      89,132         65,274        1,000,000        47,397        1,000,000        32,750        1,000,000
7             12,480     106,693         87,275        1,000,000        62,327        1,000,000        42,704        1,000,000
8             12,480     125,132        111,386        1,000,000        77,786        1,000,000        52,419        1,000,000
9             12,480     144,492        137,830        1,000,000        93,801        1,000,000        61,903        1,000,000
10            12,480     164,821        166,810        1,000,000       110,356        1,000,000        71,121        1,000,000
15            12,480     282,765        359,887        1,000,000       201,790        1,000,000       112,993        1,000,000
20            12,480     433,296        670,117        1,000,000       308,929        1,000,000       146,551        1,000,000
Age 60        12,480      72,408         45,219        1,000,000        32,007        1,000,000        22,589        1,000,000
Age 65        12,480     164,821        166,810        1,000,000       110,356        1,000,000        71,121        1,000,000
Age 70        12,480     282,765        359,887        1,000,000       201,790        1,000,000       112,993        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                          12.00%(10.22% NET)              6.00%(4.22% NET)              00.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104              0        1,000,000             0        1,000,000             0        1,000,000
2             12,480      26,863              0        1,000,000             0        1,000,000             0        1,000,000
3             12,480      41,310         10,103        1,000,000         5,624        1,000,000         1,486        1,000,000
4             12,480      56,480         26,919        1,000,000        19,127        1,000,000        12,208        1,000,000
5             12,480      72,408         45,219        1,000,000        33,007        1,000,000        22,589        1,000,000
6             12,480      89,132         65,119        1,000,000        47,244        1,000,000        32,600        1,000,000
7             12,480     106,693         86,755        1,000,000        61,821        1,000,000        42,214        1,000,000
8             12,480     125,132        110,229        1,000,000        76,675        1,000,000        51,358        1,000,000
9             12,480     144,492        135,688        1,000,000        91,763        1,000,000        59,983        1,000,000
10            12,480     164,821        163,240        1,000,000       106,988        1,000,000        67,982        1,000,000
15            12,480     282,765        338,630        1,000,000       182,010        1,000,000        95,221        1,000,000
20            12,480     433,296        601,577        1,000,000       239,895        1,000,000        84,616        1,000,000
Age 60        12,480      72,408         45,219        1,000,000        33,007        1,000,000        22,589        1,000,000
Age 65        12,480     164,821        163,240        1,000,000       106,988        1,000,000        67,982        1,000,000
Age 70        12,480     282,765        338,630        1,000,000       182,010        1,000,000        95,221        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 55  PREFERRED NONSMOKER             INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  PREFERRED NONSMOKER    DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $12,480.00                        STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              12,480      13,104              0        1,012,393             0        1,011,703             0        1,011,014
2              12,480      26,863              0        1,025,935             0        1,023,786             0        1,021,721
3              12,480      41,310         10,086        1,040,716         5,609        1,036,239         1,472        1,032,102
4              12,480      56,480         26,873        1,056,833        19,088        1,049,048        12,175        1,042,135
5              12,480      72,408         45,119        1,074,389        32,924        1,062,194        22,522        1,051,792
6              12,480      89,132         65,094        1,093,654        47,254        1,075,814        32,638        1,061,198
7              12,480     106,693         86,981        1,114,801        62,104        1,089,924        42,535        1,070,355
8              12,480     125,132        110,933        1,138,003        77,456        1,104,526        52,179        1,079,249
9              12,480     144,492        137,158        1,163,448        93,330        1,119,620        61,574        1,087,864
10             12,480     164,821        165,840        1,191,340       109,702        1,135,202        70,682        1,096,182
15             12,480     282,765        355,133        1,376,443       199,177        1,220,487       111,543        1,132,853
20             12,480     433,296        651,936        1,668,866       300,854        1,317,784       142,861        1,159,791
Age 60         12,480      72,408         45,119        1,074,389        32,924        1,062,194        22,522        1,051,792
Age 65         12,480     164,821        165,840        1,191,340       109,702        1,135,202        70,682        1,096,182
Age 70         12,480     282,765        355,133        1,376,443       199,177        1,220,487       111,543        1,132,853


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              12,480      13,104              0        1,012,393             0        1,011,703             0        1,011,014
2              12,480      26,863              0        1,025,935             0        1,023,786             0        1,021,721
3              12,480      41,310         10,086        1,040,716         5,609        1,036,239         1,472        1,032,102
4              12,480      56,480         26,873        1,056,833        19,088        1,049,048        12,175        1,042,135
5              12,480      72,408         45,119        1,074,389        32,924        1,062,194        22,522        1,051,792
6              12,480      89,132         64,924        1,093,484        47,089        1,075,649        32,478        1,061,038
7              12,480     106,693         86,401        1,114,221        61,551        1,089,371        42,009        1,069,829
8              12,480     125,132        109,624        1,136,694        76,230        1,103,300        51,034        1,078,104
9              12,480     144,492        134,691        1,160,981        91,059        1,117,349        59,487        1,085,777
10             12,480     164,821        161,649        1,187,149       105,908        1,131,408        67,249        1,092,749
15             12,480     282,765        326,901        1,348,211       175,560        1,196,870        91,647        1,112,957
20             12,480     433,296        540,131        1,557,061       213,706        1,230,636        73,471        1,090,401
Age 60         12,480      72,408         45,119        1,074,389        32,924        1,062,194        22,522        1,051,792
Age 65         12,480     164,821        161,649        1,187,149       105,908        1,131,408        67,249        1,092,749
Age 70         12,480     282,765        326,901        1,348,211       175,560        1,196,870        91,647        1,112,957


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221              0        1,000,000             0        1,000,000             0        1,000,000
3              14,040      46,474         15,501        1,000,000        10,438        1,000,000         5,759        1,000,000
4              14,040      63,540         34,499        1,000,000        25,685        1,000,000        17,857        1,000,000
5              14,040      81,459         55,206        1,000,000        41,385        1,000,000        29,592        1,000,000
6              14,040     100,274         77,765        1,000,000        57,523        1,000,000        40,935        1,000,000
7              14,040     120,029        102,421        1,000,000        74,168        1,000,000        51,943        1,000,000
8              14,040     140,773        129,392        1,000,000        91,345        1,000,000        62,621        1,000,000
9              14,040     162,554        158,918        1,000,000       109,070        1,000,000        72,967        1,000,000
10             14,040     185,423        191,217        1,000,000       127,316        1,000,000        82,933        1,000,000
15             14,040     318,111        405,565        1,000,000       226,733        1,000,000       126,616        1,000,000
20             14,040     487,458        750,380        1,000,000       340,753        1,000,000       158,099        1,000,000
Age 60         14,040      81,459         55,206        1,000,000        41,385        1,000,000        29,592        1,000,000
Age 65         14,040     185,423        191,217        1,000,000       127,316        1,000,000        82,933        1,000,000
Age 70         14,040     318,111        405,565        1,000,000       226,733        1,000,000       126,616        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221              0        1,000,000             0        1,000,000             0        1,000,000
3              14,040      46,474         15,501        1,000,000        10,438        1,000,000         5,759        1,000,000
4              14,040      63,540         34,499        1,000,000        25,685        1,000,000        17,857        1,000,000
5              14,040      81,459         55,206        1,000,000        41,385        1,000,000        29,592        1,000,000
6              14,040     100,274         77,765        1,000,000        57,523        1,000,000        40,935        1,000,000
7              14,040     120,029        102,338        1,000,000        74,087        1,000,000        51,862        1,000,000
8              14,040     140,773        129,062        1,000,000        91,018        1,000,000        62,301        1,000,000
9              14,040     162,554        158,117        1,000,000       108,284        1,000,000        72,205        1,000,000
10             14,040     185,423        189,656        1,000,000       125,793        1,000,000        81,471        1,000,000
15             14,040     318,111        392,907        1,000,000       214,268        1,000,000       114,998        1,000,000
20             14,040     487,458        706,657        1,000,000       291,171        1,000,000       111,314        1,000,000
Age 60         14,040      81,459         55,206        1,000,000        41,385        1,000,000        29,592        1,000,000
Age 65         14,040     185,423        189,656        1,000,000       125,793        1,000,000        81,471        1,000,000
Age 70         14,040     318,111        392,907        1,000,000       214,268        1,000,000       114,998        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS                CURRENT                        CURRENT                        CURRENT
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040       14,742              0        1,014,019             0        1,013,241             0        1,012,463
2             14,040       30,221              0        1,029,354             0        1,026,927             0        1,024,594
3             14,040       46,474         15,481        1,046,111        10,420        1,041,050         5,744        1,036,374
4             14,040       63,540         34,447        1,064,407        25,641        1,055,601        17,820        1,047,780
5             14,040       81,459         55,093        1,084,363        41,292        1,070,562        29,516        1,058,786
6             14,040      100,274         77,544        1,106,104        57,347        1,085,907        40,797        1,069,357
7             14,040      120,029        102,031        1,129,851        73,872        1,101,692        51,718        1,079,538
8             14,040      140,773        128,760        1,155,830        90,882        1,117,952        62,283        1,089,353
9             14,040      162,554        157,938        1,184,228       108,381        1,134,671        72,483        1,098,773
10            14,040      185,423        189,750        1,215,250       126,323        1,151,823        82,263        1,107,763
15            14,040      318,111        397,509        1,418,819       222,295        1,243,605       124,148        1,145,458
20            14,040      487,458        717,992        1,734,922       326,428        1,343,358       151,599        1,168,529
Age 60        14,040       81,459         55,093        1,084,363        41,292        1,070,562        29,516        1,058,786
Age 65        14,040      185,423        189,750        1,215,250       126,323        1,151,823        82,263        1,107,763
Age 70        14,040      318,111        397,509        1,418,819       222,295        1,243,605       124,148        1,145,458


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                PLANNED PREMIUMS               GUARANTEED                     GUARANTEED                     GUARANTEED
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040       14,742              0        1,014,019             0        1,013,241             0        1,012,463
2             14,040       30,221              0        1,029,354             0        1,026,927             0        1,024,594
3             14,040       46,474         15,481        1,046,111        10,420        1,041,050         5,744        1,036,374
4             14,040       63,540         34,447        1,064,407        25,641        1,055,601        17,820        1,047,780
5             14,040       81,459         55,093        1,084,363        41,292        1,070,562        29,516        1,058,786
6             14,040      100,274         77,544        1,106,104        57,347        1,085,907        40,797        1,069,357
7             14,040      120,029        101,938        1,129,758        73,781        1,101,601        51,630        1,079,450
8             14,040      140,773        128,375        1,155,445        90,514        1,117,584        61,932        1,089,002
9             14,040      162,554        156,985        1,183,275       107,484        1,133,774        71,642        1,097,932
10            14,040      185,423        187,848        1,213,348       124,564        1,150,064        80,637        1,106,137
15            14,040      318,111        379,497        1,400,807       206,868        1,228,178       110,880        1,132,190
20            14,040      487,458        635,683        1,652,613       260,579        1,277,509        98,051        1,114,981
Age 60        14,040       81,459         55,093        1,084,363        41,292        1,070,562        29,516        1,058,786
Age 65        14,040      185,423        187,848        1,213,348       124,564        1,150,064        80,637        1,106,137
Age 70        14,040      318,111        379,497        1,400,807       206,868        1,228,178       110,880        1,132,190


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65  PREFERRED NONSMOKER            INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  PREFERRED NONSMOKER   DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $19,680.00                       STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2              19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3              19,680      65,143          19,821       1,000,000        12,751        1,000,000         6,219        1,000,000
4              19,680      89,064          46,954       1,000,000        34,659        1,000,000        23,744        1,000,000
5              19,680     114,182          76,531       1,000,000        57,258        1,000,000        40,822        1,000,000
6              19,680     140,555         108,789       1,000,000        80,561        1,000,000        57,441        1,000,000
7              19,680     168,246         143,986       1,000,000       104,573        1,000,000        73,580        1,000,000
8              19,680     197,323         182,409       1,000,000       129,298        1,000,000        89,218        1,000,000
9              19,680     227,853         224,391       1,000,000       154,754        1,000,000       104,339        1,000,000
10             19,680     259,910         270,282       1,000,000       180,934        1,000,000       118,903        1,000,000
15             19,680     445,899         573,500       1,000,000       321,351        1,000,000       180,414        1,000,000
20             19,680     683,275       1,064,033       1,135,621       473,166        1,000,000       211,419        1,000,000
Age 70         19,680     114,182          76,531       1,000,000        57,258        1,000,000        40,822        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2              19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3              19,680      65,143          18,662       1,000,000        11,635        1,000,000         5,148        1,000,000
4              19,680      89,064          44,019       1,000,000        31,873        1,000,000        21,105        1,000,000
5              19,680     114,182          70,751       1,000,000        51,845        1,000,000        35,765        1,000,000
6              19,680     140,555          98,839       1,000,000        71,358        1,000,000        48,952        1,000,000
7              19,680     168,246         128,218       1,000,000        90,149        1,000,000        60,427        1,000,000
8              19,680     197,323         158,762       1,000,000       107,864        1,000,000        69,860        1,000,000
9              19,680     227,853         190,297       1,000,000       124,063        1,000,000        76,838        1,000,000
10             19,680     259,910         222,598       1,000,000       138,198        1,000,000        80,843        1,000,000
15             19,680     445,899         390,055       1,000,000       154,438        1,000,000        34,102        1,000,000
20             19,680     683,275         558,316       1,000,000
Age 70         19,680     114,182          70,751       1,000,000        51,845        1,000,000        35,765        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65 PREFERRED NONSMOKER           INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65 PREFERRED NONSMOKER  DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $19,680.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664              0        1,019,650             0        1,018,559             0        1,017,468
2              19,680      42,361              0        1,040,850             0        1,037,457             0        1,034,196
3              19,680      65,143         19,723        1,064,033        12,665        1,056,975         6,144        1,050,454
4              19,680      89,064         46,748        1,089,378        34,484        1,077,114        23,597        1,066,227
5              19,680     114,182         76,147        1,117,077        56,946        1,097,876        40,568        1,081,498
6              19,680     140,555        108,133        1,147,343        80,046        1,119,256        57,039        1,096,249
7              19,680     168,246        142,926        1,180,406       103,772        1,141,252        72,978        1,110,458
8              19,680     197,323        180,766        1,216,516       128,104        1,163,854        88,354        1,124,104
9              19,680     227,853        221,927        1,255,947       153,031        1,187,051       103,139        1,137,159
10             19,680     259,910        266,682        1,298,992       178,513        1,210,823       117,280        1,149,590
15             19,680     445,899        553,549        1,577,819       310,381        1,334,651       174,324        1,198,594
20             19,680     683,275        970,592        1,988,102       431,428        1,448,938       192,632        1,210,142
Age 70         19,680     114,182         76,147        1,117,077        56,946        1,097,876        40,568        1,081,498


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664              0        1,019,650             0        1,018,559             0        1,017,468
2              19,680      42,361              0        1,040,598             0        1,037,213             0        1,033,960
3              19,680      65,143         18,496        1,062,806        11,489        1,055,799         5,020        1,049,330
4              19,680      89,064         43,588        1,086,218        31,506        1,074,136        20,795        1,063,425
5              19,680     114,182         69,818        1,110,748        51,082        1,092,012        35,143        1,076,073
6              19,680     140,555         97,039        1,136,249        69,941        1,109,151        47,843        1,087,053
7              19,680     168,246        125,007        1,162,487        87,720        1,125,200        58,600        1,096,080
8              19,680     197,323        153,343        1,189,093       103,931        1,139,681        67,024        1,102,774
9              19,680     227,853        181,526        1,215,546       117,968        1,151,988        72,629        1,106,649
10             19,680     259,910        208,869        1,241,179       129,087        1,161,397        74,835        1,107,145
15             19,680     445,899        301,932        1,326,202       110,979        1,135,249        13,683        1,037,953
20             19,680     683,275        186,119        1,203,629
Age 70         19,680     114,182         69,818        1,110,748        51,082        1,092,012        35,143        1,076,073


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2              22,440      48,302             781       1,000,000             0        1,000,000             0        1,000,000
3              22,440      74,279          28,819       1,000,000        20,740        1,000,000        13,277        1,000,000
4              22,440     101,555          59,271       1,000,000        45,236        1,000,000        32,779        1,000,000
5              22,440     130,195          92,360       1,000,000        70,381        1,000,000        51,645        1,000,000
6              22,440     160,267         128,343       1,000,000        96,181        1,000,000        69,859        1,000,000
7              22,440     191,842         167,503       1,000,000       122,635        1,000,000        87,393        1,000,000
8              22,440     224,996         210,163       1,000,000       149,745        1,000,000       104,220        1,000,000
9              22,440     259,808         256,695       1,000,000       177,519        1,000,000       120,315        1,000,000
10             22,440     296,360         307,504       1,000,000       205,949        1,000,000       135,630        1,000,000
15             22,440     508,434         643,110       1,000,000       355,342        1,000,000       195,733        1,000,000
20             22,440     779,100       1,192,821       1,270,847       509,481        1,000,000       209,783        1,000,000
Age 70         22,440     130,195          92,360       1,000,000        70,381        1,000,000        51,645        1,000,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2              22,440      48,302             740       1,000,000             0        1,000,000             0        1,000,000
3              22,440      74,279          28,232       1,000,000        20,170        1,000,000        12,725        1,000,000
4              22,440     101,555          57,483       1,000,000        43,521        1,000,000        31,139        1,000,000
5              22,440     130,195          88,540       1,000,000        66,766        1,000,000        48,235        1,000,000
6              22,440     160,267         121,448       1,000,000        89,730        1,000,000        63,846        1,000,000
7              22,440     191,842         156,219       1,000,000       112,177        1,000,000        77,746        1,000,000
8              22,440     224,996         192,823       1,000,000       133,788        1,000,000        89,621        1,000,000
9              22,440     259,808         231,213       1,000,000       154,167        1,000,000        99,082        1,000,000
10             22,440     296,360         271,326       1,000,000       172,827        1,000,000       105,638        1,000,000
15             22,440     508,434         501,971       1,000,000       220,443        1,000,000        74,187        1,000,000
20             22,440     779,100         841,754       1,000,000        88,341        1,000,000
Age 70         22,440     130,195          88,540       1,000,000        66,766        1,000,000        48,235        1,000,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,022,527             0        1,021,280             0        1,020,033
2              22,440      48,302             731       1,046,691             0        1,042,812             0        1,039,083
3              22,440      74,279          28,671       1,072,981        20,610        1,064,920        13,163        1,057,473
4              22,440     101,555          58,942       1,101,572        44,957        1,087,587        32,543        1,075,173
5              22,440     130,195          91,726       1,132,656        69,863        1,110,793        51,224        1,092,154
6              22,440     160,267         127,226       1,166,436        95,303        1,134,513        69,172        1,108,382
7              22,440     191,842         165,657       1,203,137       121,239        1,158,719        86,342        1,123,822
8              22,440     224,996         207,253       1,243,003       147,627        1,183,377       102,686        1,138,436
9              22,440     259,808         252,273       1,286,293       174,425        1,208,445       118,159        1,152,179
10             22,440     296,360         300,976       1,333,286       201,561        1,233,871       132,689        1,164,999
15             22,440     508,434         605,965       1,630,235       335,054        1,359,324       184,568        1,208,838
20             22,440     779,100       1,024,548       2,042,058       433,652        1,451,162       176,813        1,194,323
Age 70         22,440     130,195          91,726       1,132,656        69,863        1,110,793        51,224        1,092,154


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN


                                           12.00%(10.22% NET)              6.00%(4.22% NET)              0.00%(-1.78% NET)
                                         ASSUMED COST OF INSURANCE AND EXPENSE CHARGES
                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,022,527             0        1,021,280             0        1,020,033
2              22,440      48,302             688       1,046,648             0        1,042,770             0        1,039,043
3              22,440      74,279          28,041       1,072,351        20,002        1,064,312        12,577        1,056,887
4              22,440     101,555          56,987       1,099,617        43,099        1,085,729        30,783        1,073,413
5              22,440     130,195          87,465       1,128,395        65,885        1,106,815        47,518        1,088,448
6              22,440     160,267         119,368       1,158,578        88,091        1,127,301        62,562        1,101,772
7              22,440     191,842         152,496       1,189,976       109,357        1,146,837        75,622        1,113,102
8              22,440     224,996         186,520       1,222,270       129,204        1,164,954        86,307        1,122,057
9              22,440     259,808         220,973       1,254,993       147,030        1,181,050        94,135        1,128,155
10             22,440     296,360         255,228       1,287,538       162,097        1,194,407        98,524        1,130,834
15             22,440     508,434         395,033       1,419,303       166,397        1,190,667        47,726        1,071,996
20             22,440     779,100         355,404       1,372,914
Age 70         22,440     130,195          87,465       1,128,395        65,885        1,106,815        47,518        1,088,448


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5741

                                     PART II

                                OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT



This registration statement comprises the following papers and documents:

The facing sheet

The prospectus consisting of 102 pages

Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended;

Ohio National Life Assurance Corporation represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services to be rendered, the expenses expected to be incurred and the risks assumed by Ohio National Life Assurance Corporation.

The signatures

Written consents of the following persons:


         KPMG LLP


         Jones & Blouch L.L.P.

         Ronald L. Benedict, Esq.

         David W. Cook, FSA, MAAA

Exhibits:




All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

         (1) Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant's registration statement on Form S-6 on October 31, 2001 (File no. 333-16133).


         (3)(a) Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant's registration statement on Form S-6 on April 27, 1998 (File no. 333-16133).

         (3)(b) Registered Representative's Sales Contract with Variable Life Supplement was filed as Exhibit (3)(b) of the Registrant's Form S-6, Post-effective Amendment no. 9, on October 31, 2001 (File no. 333-16133).

         (3)(c) Schedule of Sales Commissions was filed as Exhibit 1.(3)(c) of the Registrant's Form S-6 on October 31, 2001 (File no. 333-16133).

         (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 (File no. 2-91213).
         (5)      Last Survivor Flexible Premium Life Insurance Policy,
                  Form 00-VL-2 was filed as an exhibit to the Registrant's registration statement on Form S-6 on June 30, 2000 (File no. 333-40636).

         (6)(a)   Articles of Incorporation of the Depositor were filed as
                  Exhibit 1.(6)(a) of the Registrant's Form S-6 on October 31, 2001 (File no. 333-16133).

         (6)(b)   Code of Regulations (by-laws) of the Depositor were filed as
                  Exhibit 1.(6)(b) of the Registrant's Form S-6 on October 31, 2001 (File no. 333-16133).

         (8) Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant's Form S-6 on October 31, 2001 (File no. 333-16133).

         (10)     Variable Life Insurance Application Supplement:
                  Suitability Information was filed as an exhibit to the Registrant's registration statement on Form S-6 on June 30, 2000 (File no. 333-40636)

         (11) Memorandum describing the Depositor's purchase, transfer, redemption and conversion procedures for the contracts was filed as Exhibit 1.(11) of the Registrant's Form S-6 on February 21, 2001 (File no. 2-98625).

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness to this registration statement and has caused this Registration Statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 18th day of July, 2002.



                              OHIO NATIONAL VARIABLE ACCOUNT R
                                        (Registrant)

                              By OHIO NATIONAL LIFE ASSURANCE CORPORATION
                                        (Depositor)



                             By  /s/ John J. Palmer
                                 ------------------------------------
                                    John J. Palmer
                                    Executive Vice President, Strategic
                                     Initiatives



Attest:



 /s/ Ronald L. Benedict
 ----------------------
Ronald L. Benedict
Corporate Vice President,
Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 18th day of July, 2002.


                              OHIO NATIONAL LIFE ASSURANCE CORPORATION
                                        (Depositor)



                              By /s/ John J. Palmer
                                 ------------------------------------
                                    John J. Palmer
                                    Executive Vice President, Strategic
                                     Initiatives

Attest:

 /s/ Ronald L. Benedict
 ----------------------
Ronald L. Benedict
Corporate Vice President,
Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.



Signature                                         Title                                    Date
---------                                         -----                                    ----
/s/ David B. O'Maley                              Chairman, President
-----------------------------                     and Chief Executive
David B. O'Maley                                  Officer and Director                  July 18, 2002

/s/ Ronald J. Dolan                               Executive Vice President
----------------------------                      and Chief Financial Officer
Ronald J. Dolan                                   and Director                          July 18, 2002

/s/ John J. Palmer                                Executive Vice President,
-----------------------------                     Strategic Initiatives
John J. Palmer                                    and Director                          July 18, 2002

/s/ Michael F. Haverkamp                          Senior Vice President and
-----------------------------                     General Counsel and
Michael F. Haverkamp                              Director                              July 18, 2002

/s/ D. Gates Smith
-----------------------------                     Executive Vice President,
D. Gates Smith                                    Agency and Group Distribution         July 18, 2002
                                                  and Director

/s/ Roylene M. Broadwell                          Vice President & Treasurer            July 18, 2002
-----------------------------
Roylene M. Broadwell


                         INDEX OF CONSENTS AND EXHIBITS

                                                                Page Number
Exhibit                                                         in Sequential
Number           Description                                    Numbering System
-------          -----------                                    ----------------

                 Consent of KPMG LLP

                 Consent of Ronald L. Benedict, Esq.

                 Consent of David W. Cook, FSA, MAAA

                 Consent of Jones & Blouch L.L.P.

                                    CONSENTS

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     Ohio National Life Assurance Corporation and
Contract Owners of
     Ohio National Variable Account R:


We consent to use of our reports dated February 15, 2002 for the Ohio National Variable Account R and February 1, 2002 for Ohio National Life Assurance Corporation included herein and to the reference to our firm under the heading "Experts" in the prospectus for Post-Effective Amendment No. 5 for File No. 333-40636.

KPMG LLP
Columbus, Ohio
July 18, 2002

                 [OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]


                                                                  July 18, 2002




The Board of Directors
Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, Ohio 45242


Re: Ohio National Variable Account R (1940 Act File No. 811-4320) Post-Effective Amendment No. 11 to File No. 333-16133
     Post-Effective Amendment No. 5 to File No. 333-40724
     Post-Effective Amendment No. 5 to File No. 333-40636


Gentlemen:


The undersigned hereby consents to the use of my name under the caption of "Legal Opinions" in the registration statements on Form S-6 of the above captioned registrant.

As required by paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the registrant has certified that the above captioned post-effective amendments to the registrant's Forms S-6 meet all the requirements for effectiveness pursuant to paragraph (b) of that Rule. Having reviewed these amendments, the undersigned legal counsel to the registrant hereby confirms that the amendments do not contain any material that would render any of them ineligible to become effective pursuant to paragraph (b).


                                                Sincerely,

                                                /s/ Ronald L. Benedict
                                                ------------------------------
                                                Ronald L. Benedict
                                                Corporate Vice President,
                                                Counsel and Secretary


RLB/nh

VARS6II

                 [OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]


                                                               July 18, 2002



Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, Ohio 45242


Re: Ohio National Variable Account R (1940 Act File No. 811-4320) Post-Effective Amendment No. 11 to File No. 333-16133
     Post-Effective Amendment No. 5 to File No. 333-40636
     Post-Effective Amendment No. 5 to File No. 333-40724


Gentlemen:


I hereby consent to the use of my name under the heading "Experts" in the prospectuses included in the post-effective amendments to the above-captioned registration statements on Form S-6.

                                                Sincerely,

                                                /s/ David W. Cook
                                                ------------------------------
                                                David W. Cook, FSA, MAAA
                                                Senior Vice President and
                                                Actuary

DWC/nh

VARS6II

                             Jones & Blouch L.L.P.
                                 Suite 405-West
                         1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                 July 18, 2002



VIA EDGAR TRANSMISSION

Board of Directors
Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, OH 45201

        Re:   Ohio National Variable Account R
              Registration Statements on Form S-6
              ----------------------------------
              File Nos. 333-40636, 333-40724, 333-16133

Dear Sirs:

        We hereby consent to the reference to this firm under the caption "Legal Matters" in the prospectus contained in the above-referenced Post-Effective Amendments to the registration statements to be filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933.

                                                 Very truly yours,

                                                 /s/ JONES & BLOUCH L.L.P.
                                                 -------------------------
                                                     Jones & Blouch L.L.P.